AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998


                                                        REGISTRATION NO. 2-81318
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                         POST-EFFECTIVE AMENDMENT NO. 25                  [X]
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                                AMENDMENT NO. 30                          [X]


                        (Check appropriate box or boxes)

                                 --------------

                       THE PRUDENTIAL QUALIFIED INDIVIDUAL
                            VARIABLE CONTRACT ACCOUNT
                           --------------------------
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   -------------------------------------------
                               (Name of Depositor)


                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                                 (888) PRU-2888
          -------------------------------------------------------------
          (Address and telephone number of principal executive offices)


                                 --------------


                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                          NEWARK, NEW JERSEY 07102-3777
                     ---------------------------------------
                     (Name and address of agent for service)


                                   COPIES TO:


LEE AUGSBURGER                                  CHRISTOPHER E. PALMER
ASSISTANT GENERAL COUNSEL                       SHEA & GARDNER
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA     1800 MASSACHUSETTS AVENUE, N.W.
751 BROAD STREET                                WASHINGTON, D.C. 20036
NEWARK, NEW JERSEY 07102-3777


It is proposed that this filing will become effective (check appropriate space):


   [ ]     immediately upon filing pursuant to paragraph (b) of Rule 485


   [X]     on May 1, 1998 pursuant to paragraph (b) of Rule 485
                 (date)


   [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]     on __________ pursuant to paragraph (a)(1) of Rule 485
                (date)

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts


================================================================================

                              CROSS REFERENCE SHEET

                 (AS REQUIRED BY RULE 495(a) UNDER THE 1933 ACT)

N-4 ITEM NUMBER AND CAPTION                   LOCATION
---------------------------                   --------

PART A

 1.   Cover Page ............................ Cover Page

 2.   Definitions ........................... Definition of Special Terms Used
                                              in This Prospectus

 3.   Synopsis or Highlights ................ Brief Description of the Contract;
                                              Fee Table

 4.   Condensed Financial Information ....... Accumulation Unit Values

 5.   General Description of Registrant,
        Depositor, and Portfolio Companies .. General Information About The
                                              Prudential, The Prudential
                                              Qualified Individual Variable
                                              Contract Account, and The
                                              Prudential Series Fund, Inc.; The
                                              Fixed Rate Option

 6.   Deductions and Expenses ............... Brief Description of the Contract;
                                              Charges, Fees and Deductions;
                                              Differences Under the WVQ-83
                                              Contract

 7.   General Description of Variable
        Annuity Contracts ................... Part A: Brief Description of the
                                              Contract; Allocation of Purchase
                                              Payments; Transfers; Death
                                              Benefit; The Fixed Rate Option;
                                              Retirement Arrangements Using the
                                              Contracts; Differences Under the
                                              WVQ-83 Contract; Voting Rights;
                                              Ownership of the Contract; State
                                              Regulation

                                              Part B: Participation in Divisible
                                              Surplus

 8.   Annuity Period ........................ Part A: Brief Description of the
                                              Contract; Effecting an Annuity;
                                              Differences Under the WVQ-83
                                              Contract Part B: Item 22,
                                              Determination of Subaccount Unit
                                              Values and of the Amount of
                                              Monthly Variable Annuity Payments

 9.   Death Benefit ......................... Death Benefit; Effecting an
                                              Annuity; Retirement Arrangements
                                              Using the Contracts; Differences
                                              Under the WVQ-83 Contract

10.   Purchases and Contract Value .......... Brief Description of the Contract;
                                              The Prudential Insurance Company
                                              of America; Requirements for
                                              Issuance of a Contract; Valuation
                                              of Contract Owner's Contract Fund

11.   Redemptions ........................... Brief Description of the Contract;
                                              Short-Term Cancellation Right or
                                              "Free Look"; Withdrawals; Charges,
                                              Fees and Deductions; Differences
                                              Under the WVQ-83 Contract;
                                              Effecting an Annuity

12.   Taxes ................................. Premium Taxes; Federal Tax Status

13.   Legal Proceedings ..................... Litigation

14.   Table of Contents of the Statement
        of Additional Information ........... Additional Information

PART B

15.   Cover Page ............................ Cover Page

16.   Table of Contents ..................... Contents

17.   General Information and History ....... Not Applicable

18.   Services .............................. Experts

19.   Purchase of Securities Being Offered .. Part A: Brief Description of the
                                              Contract; Charges, Fees and
                                              Deductions; Sale of the Contract
                                              and Sales Commissions

20.   Calculation of Performance Data ....... Financial Statements of The
                                              Prudential Qualified Individual
                                              Variable Contract Account

N-4 ITEM NUMBER AND CAPTION                   LOCATION
---------------------------                   --------

22.   Annuity Payments ...................... Part A: Valuation of Contract
                                              Owner's Contract Fund; Effecting
                                              an Annuity; Differences Under the
                                              WVQ-83 Contract

                                              Part B: Determination of the
                                              Subaccount Unit Values and of the
                                              Amount of Monthly Variable Annuity
                                              Payments


23.   Financial Statements .................. Financial Statements of The
                                              Prudential Qualified Individual
                                              Variable Contract Account;
                                              Consolidated Financial Statements
                                              of The Prudential Insurance
                                              Company of America and
                                              subsidiaries


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

PROSPECTUS


MAY 1, 1998


INDIVIDUAL VARIABLE ANNUITY CONTRACTS OF
THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

VARIABLE INVESTMENT PLAN(R)

This prospectus describes Individual Variable Annuity Contracts (the "Contract") issued by The Prudential Insurance Company of America ("Prudential"). The Contracts are designed for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(a), 403(b), 408 or 457 of the Internal Revenue Code.

Purchase payments made through payroll deductions or similar arrangements with an employer must be at least $300 during any 12-month period. Any other purchase payment must be at least $50 ($100 or $300 under a certain form of the Contract). Your accumulated purchase payments will be allocated as you direct in one or both of two ways: 1) in one or more of thirteen subaccounts of The Prudential Qualified Individual Variable Contract Account (the "Account"); and
2) under a FIXED-RATE OPTION. The assets of each subaccount of the Account will be invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The attached prospectus for the Series Fund and its statement of additional information describe the investment objectives of and the risks of investing in the thirteen portfolios of the Series Fund currently available to Contract owners: the MONEY MARKET PORTFOLIO, the DIVERSIFIED BOND PORTFOLIO, the GOVERNMENT INCOME PORTFOLIO, the CONSERVATIVE BALANCED PORTFOLIO, the FLEXIBLE MANAGED PORTFOLIO, the HIGH YIELD BOND PORTFOLIO, the STOCK INDEX PORTFOLIO, the EQUITY INCOME PORTFOLIO, the EQUITY PORTFOLIO, the PRUDENTIAL JENNISON PORTFOLIO, the SMALL CAPITALIZATION STOCK PORTFOLIO, the GLOBAL PORTFOLIO, and the NATURAL RESOURCES PORTFOLIO. This prospectus describes the Contract generally and The Prudential Qualified Individual Variable Contract Account.

                     ---------------------------------------


This prospectus provides information a prospective investor should know before investing. Additional information about the Contract has been filed with the Securities and Exchange Commission in a statement of additional information, dated May 1, 1998, which information is incorporated herein by reference, and is available without charge upon written request to The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777, or by telephoning (888) PRU-2888.

The Contents of the statement of additional information appear on page 30 of the prospectus.


                     ---------------------------------------


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE PRUDENTIAL INSURANCE COMPANY OF         PRUDENTIAL ANNUITY SERVICE CENTER
   AMERICA                                  P.O. BOX 14205
751 BROAD STREET                            NEW BRUNSWICK, NEW JERSEY 08906-4205
NEWARK, NEW JERSEY 07102-3777               TELEPHONE:  (888) PRU - 2888
TELEPHONE:  (888) PRU - 2888

VARIABLE INVESTMENT PLAN is a registered mark of Prudential
QVIP-1 Ed 5-98,
Catalog #64696C4

                               PROSPECTUS CONTENTS

                                                                            PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS.......................    1

BRIEF DESCRIPTION OF THE CONTRACT..........................................    2
       THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE ANNUITY CONTRACT.......    2
       CHARGES UNDER THE CONTRACTS.........................................    3
       TRANSFERS AMONG INVESTMENT OPTIONS..................................    4
       FREE LOOK ..........................................................    4
       HOW TO CONTACT THE PRUDENTIAL.......................................    4

FEE TABLE..................................................................    5
       EXAMPLES OF FEES AND EXPENSES.......................................    6

ACCUMULATION UNIT VALUES...................................................    8

GENERAL INFORMATION ABOUT THE PRUDENTIAL, THE PRUDENTIAL QUALIFIED
 INDIVIDUAL VARIABLE CONTRACT ACCOUNT, AND THE PRUDENTIAL SERIES FUND, INC.   11
       THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.........................   11
       THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT.......   11
       THE PRUDENTIAL SERIES FUND, INC. ...................................   11


DETAILED INFORMATION ABOUT THE CONTRACT....................................   12
       REQUIREMENTS FOR ISSUANCE OF A CONTRACT.............................   12
       SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"........................   13
       ALLOCATION OF PURCHASE PAYMENTS.....................................   13
       ADDITIONAL AMOUNTS..................................................   13
       TRANSFERS...........................................................   14
       WITHDRAWALS.........................................................   14
       DEATH BENEFIT.......................................................   15
       VALUATION OF CONTRACT OWNER'S CONTRACT FUND.........................   16

CHARGES, FEES, AND DEDUCTIONS..............................................   16
       1. PREMIUM TAXES....................................................   16
       2. SALES CHARGES ON WITHDRAWALS.....................................   16
       3. RECAPTURE OF ADDITIONAL AMOUNTS..................................   18
       4. ANNUAL MAINTENANCE CHARGE........................................   18
       5. CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS..................   18
       6. EXPENSES INCURRED BY THE SERIES FUND.............................   19


THE FIXED-RATE OPTION......................................................   19


FEDERAL TAX STATUS.........................................................   20
       TAXES ON THE PRUDENTIAL.............................................   20
       RETIREMENT ARRANGEMENTS USING THE CONTRACT..........................   20
       PLANS FOR SELF-EMPLOYED INDIVIDUALS.................................   21
       IRAS................................................................   21
       SIMPLIFIED EMPLOYEE PENSION PLANS ("SEPS") .........................   21
       SECTION 403(B) ANNUITIES............................................   22
       ELIGIBLE DEFERRED COMPENSATION PLANS OF STATE OR LOCAL GOVERNMENTS
         AND TAX EXEMPT ORGANIZATIONS......................................   22
       MINIMUM DISTRIBUTION OPTION.........................................   22
       PENALTY FOR EARLY WITHDRAWALS.......................................   23
       ERISA DISCLOSURE....................................................   23


EFFECTING AN ANNUITY.......................................................   23
       ANNUITY OPTIONS UNDER THE VIP-86 CONTRACT...........................   24
       ANNUITY OPTIONS UNDER THE WVQ-83 AND QVIP-84 CONTRACTS..............   24


OTHER INFORMATION..........................................................   26
       VOTING RIGHTS.......................................................   26
       SALE OF THE CONTRACT AND SALES COMMISSIONS..........................   26
       OWNERSHIP OF THE CONTRACT...........................................   26

       PERFORMANCE INFORMATION.............................................   27
       REPORTS TO CONTRACT OWNERS..........................................   27
       SUBSTITUTION OF SERIES FUND SHARES..................................   27
       DIFFERENCES UNDER THE WVQ-83 CONTRACT...............................   27
       STATE REGULATION....................................................   28
       LITIGATION..........................................................   28
       YEAR 2000 COMPLIANCE................................................   29
       ADDITIONAL INFORMATION..............................................   30

DIRECTORS AND OFFICERS.....................................................   31

              DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS

ADDITIONAL AMOUNT--On payments made during the first 3 Contract years, and thereafter at Prudential's discretion, an additional 1% added to and invested with the purchase payment. This Additional Amount or "bonus" will be recaptured by Prudential if the payment is withdrawn within 8 Contract years after it is made.

ANNUITANT--The person or persons designated by the Contract owner, upon whose life or lives monthly annuity payments are based after an annuity is effected.

ANNUITY CONTRACT OR ANNUITY--A contract designed to provide an annuitant with an income, which may be a lifetime income, beginning on the annuity date.

ANNUITY DATE--The date, specified in the Contract, when annuity payments are to begin.

BONUS--See Additional Amount above.

CONTRACT ANNIVERSARY DATE--The same day and month as the Contract date in each later year.

CONTRACT DATE--The date Prudential received the initial purchase payment and certain required documentation.

CONTRACT FUND--The total value attributable to a specific Contract representing the sum of all the amounts in the Variable Account (defined below) and the fixed-rate option (defined below).

CONTRACT OWNER--The person who purchases a Qualified Individual Variable Annuity Contract of PRUDENTIAL'S VARIABLE INVESTMENT PLAN(R) and makes the purchase payments. The Contract owner will usually also be an annuitant, but need not be. The Contract owner has all rights in the Contract before the annuity date, including the right to make withdrawals or surrender the Contract, to designate and change the beneficiaries who will receive the proceeds at the death of the annuitant before the annuity date, to transfer funds among the subaccounts, and to designate a mode of settlement for the annuitant on the annuity date.

CONTRACT YEAR--A year that starts on the Contract date or on a Contract anniversary.

FIXED-RATE OPTION--An investment option under which Prudential credits interest to the amount allocated at a rate periodically declared in advance by Prudential but not less than 3%.

SUBACCOUNT--A division of the Account, the assets of which are invested in the shares of the corresponding Portfolio of the Series Fund.

SUBACCOUNT ANNUITY UNIT--When a Contract owner elects to convert his or her Variable Account into monthly variable annuity payments, the number of Subaccount Units (defined below) credited to him or her in each subaccount is first reduced to take into account any applicable sales charge and any state premium taxes that may be payable. The remaining Subaccount Units are then converted into a number of Subaccount Annuity Units of equal aggregate value. As with Subaccount Units, the value of each Subaccount Annuity Unit also changes each day to reflect the investment results and expenses of and deductions of charges from the underlying Series Fund portfolio, after deduction of the daily equivalent of the annual charge of up to 1.2% for assuming expense and mortality risks. For further discussion, see page C1 of the statement of additional information.

SUBACCOUNT UNIT--The Contract owner's Variable Account is credited with Units in each subaccount in which he or she invests. The value of these Units changes each day to reflect the investment results and expenses of and deductions of charges from the Series Fund portfolios in which the assets of the subaccount are invested, in much the same way that the share values of a mutual fund change each day. The value of the Contract owner's Variable Account is the sum of the value of Subaccount Units in each subaccount.

THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT (THE "ACCOUNT")--A separate account of Prudential registered as a unit investment trust under the Investment Company Act of 1940.

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND")--A mutual fund with separate portfolios, one or more of which may be chosen as an underlying investment for the Contract.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the Portfolios of the Series Fund are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open.

VARIABLE ACCOUNT--The value attributable to a specific Contract representing amounts in all the subaccounts.

                        BRIEF DESCRIPTION OF THE CONTRACT

THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE ANNUITY CONTRACT


The Prudential Qualified Individual Variable Annuity Contract (the "Contract") is designed for use in connection with various retirement arrangements entitled to federal income tax benefits (qualified plans). These are (a) individual retirement accounts ("IRAs") subject to Section 408 of the Internal Revenue Code (the "Code"), (b) tax-deferred annuities ("TDA") subject to Section 403(b) of the Code, for use by employees of public schools and certain tax-exempt organizations, (c) eligible deferred compensation plans subject to Section 457 of the Code, and (d) pension and profit-sharing plans qualified under Sections 401(a) and 403(a) of the Code, including those established by self-employed individuals for themselves and their employees. The Contracts provide a way of accumulating your savings and investing them in one or more securities portfolios with different investment objectives, and then using them to supplement your monthly income after you retire. (The words "you" and "your" as used in this prospectus refer to the owner of the Contract. See OWNERSHIP OF THE CONTRACT, page 26. The word "we" refers to The Prudential Insurance Company of America ("Prudential").)


This prospectus describes three forms of the Contract. One form, which was first offered in 1983, is called the WVQ-83 Contract (persons holding this Contract can identify it by the WVQ-83 designation which appears in the lower left corner of the Contract cover page). A second form, which is a revised edition of the WVQ-83 Contract, is called the QVIP-84 Contract (persons holding this Contract can identify it by the QVIP-84 designation which appears in the lower left corner of the Contract cover page). The third form, which is a revised edition of the QVIP-84 Contract, is called the VIP-86 Contract (except as described below, persons holding this Contract can identify it by the VIP-86 designation which appears in the lower left corner of the Contract cover page). In Texas, this Contract bears a VIP-89 designation; however, it will be referred to as the VIP-86 Contract throughout this prospectus. Currently, only the VIP-86 Contract is offered in all jurisdictions.


The three forms of Contract are basically similar, but there are some significant differences. This prospectus describes each of the Contracts and explains, where appropriate, the respects in which they differ. Because the differences between the first form, WVQ-83, and the later two forms are somewhat extensive, a special section, DIFFERENCES UNDER THE WVQ-83 CONTRACT, is included on page 27, to which reference will occasionally be made.


You may make purchase payments under your Contract at regular intervals or from time to time as you have funds available. Purchase payments made through payroll deduction or similar arrangements with an employer must be at a rate of at least $300 during any 12-month period. Any other purchase payment must be at least $50. (For VIP-86 Contracts issued prior to May 1, 1991, other purchase payments must be at least $100; For VIP-86 Contracts issued on or after May 1, 1991, other purchase payments must be at least $300.) See REQUIREMENTS FOR ISSUANCE OF A CONTRACT, page 12.

Purchase payments are held in one or more subaccounts of The Prudential Qualified Individual Variable Contract Account (the "Account") as you direct. You may also direct that all or part of your payment be allocated to a FIXED-RATE OPTION providing for the addition of interest at a guaranteed rate upon the amount so held. Each subaccount is invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), a series mutual fund for which Prudential is the investment advisor. The Series Fund currently has thirteen portfolios available for investment by Contract owners. The MONEY MARKET PORTFOLIO is invested in short-term debt obligations similar to those purchased by money market funds; the DIVERSIFIED BOND PORTFOLIO is invested primarily in high quality medium-term corporate and government debt securities; the GOVERNMENT INCOME PORTFOLIO is invested primarily in U.S. Government securities including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government; the CONSERVATIVE BALANCED PORTFOLIO is invested in a mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss and a correspondingly reduced chance of high appreciation; the FLEXIBLE MANAGED PORTFOLIO is invested in a mix of money market instruments, fixed income securities, and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation; the HIGH YIELD BOND PORTFOLIO is invested primarily in high yield fixed income securities of medium to lower quality, also known as high risk bonds; the STOCK INDEX PORTFOLIO is invested in common stocks selected to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index; the EQUITY INCOME PORTFOLIO is invested primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Composite Index; the EQUITY PORTFOLIO is invested primarily in common stocks; the PRUDENTIAL JENNISON PORTFOLIO is invested primarily in equity securities of established companies with above-average growth prospects;

the SMALL CAPITALIZATION STOCK PORTFOLIO is invested primarily in equity securities of publicly-traded companies with small market capitalization; the GLOBAL PORTFOLIO is invested primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers; and the NATURAL RESOURCES PORTFOLIO is invested primarily in common stocks and convertible securities of natural resource companies, and in securities (typically debt securities or preferred stock) the terms of which are related to the market value of a natural resource. Further information about the Series Fund portfolios can be found under THE PRUDENTIAL SERIES FUND, INC. on page 11, and in the attached prospectus for the Series Fund.

You may place your entire payment in one subaccount or divide it among any of the thirteen and the fixed-rate option. You may transfer funds from one subaccount to another and to the fixed-rate option. There are limitations upon transfers from the fixed-rate option to the subaccounts. (See TRANSFERS, page 14.) The amount credited to you in a subaccount will initially be equal to that part of your purchase payment that you choose to invest in the subaccount. Thereafter the value of your holdings in the subaccount, after deducting charges payable under the Contract, will vary in accordance with investment results. See VALUATION OF CONTRACT OWNER'S CONTRACT FUND, page 16, and page C1 of the statement of additional information. The total value attributable to a specific Contract representing amounts allocated to all subaccounts and the fixed-rate option is known as the "Contract fund". You will receive confirmations of every purchase payment you make. You will also receive annual statements showing the status of your Contract fund.

The Contracts described in this prospectus have an attractive feature. During the first 3 Contract years, and in Contract years thereafter at Prudential's discretion, Prudential will add an Additional Amount, as a bonus, of 1% to every purchase payment. Prudential reserves the right to limit its payment of such Additional Amounts under a particular Contract to $1,000 in each Contract year. This Additional Amount will be allocated among the subaccounts and the fixed-rate option in the same proportions as the purchase payment to which it is added. (See ADDITIONAL AMOUNTS, page 13). During the first 8 Contract years following a purchase payment, the bonus attributable to any portion of that purchase payment that is withdrawn will be recaptured by Prudential, unless such withdrawn purchase payment is used to effect an annuity that is not subject to a sales charge or is subject to a reduced sales charge. See SALES CHARGES ON WITHDRAWALS, page 16, and RECAPTURE OF ADDITIONAL AMOUNTS, page 18.

Unless restricted by the retirement arrangement in connection with which you have purchased a Contract, you may withdraw all or part of your money at any time. See WITHDRAWALS, page 14. Federal tax law imposes additional withdrawal restrictions on tax-deferred annuity contracts subject to Section 403(b) of the Code. See WITHDRAWALS, page 14, and SECTION 403(B) ANNUITIES, page 22. The amount you request will be deducted from your Contract fund. If your Contract remains in effect until you retire or until you reach the age of 59 1/2 under certain retirement plans, you may withdraw the amount credited to you in a lump sum or use it to effect a monthly annuity that will continue as long as the annuitant lives or for some other period you select. Other than an annuity selected under the Supplemental Life Annuity Option, WVQ-83 and QVIP-84 Contract owners may elect to receive a variable annuity. If you elect a variable annuity option, annuity payments will vary each month in accordance with the investment performance of the subaccount[s] you have chosen. See page C1 of the statement of additional information. If you elect a fixed-dollar annuity option, annuity payments will be in monthly installments of guaranteed amounts. VIP-86 Contract owners may only elect a fixed-dollar annuity option. A sales charge may be deducted from the amount withdrawn, and federal income taxes may be imposed upon a withdrawal. The sales charge will be higher with respect to withdrawal of a purchase payment if it is withdrawn in early years, soon after the purchase payment was made. See SALES CHARGES ON WITHDRAWALS, page 16, FEDERAL TAX STATUS, page 20, and EFFECTING AN ANNUITY, page 23.

CHARGES UNDER THE CONTRACTS

The charges made by Prudential are intended to compensate it for paying the various categories of expenses incurred in maintaining and operating the Account (up to $30 annually, if applicable) and for assuming mortality and expense risks under the Contracts (an annual rate of up to 1.2% of the assets held in the subaccount). In addition, there are other expenses incurred in connection with the operation and management of the Series Fund, the most significant of which is an investment management fee ranging from an annual rate of 0.35% to 0.75% of the aggregate average daily net assets in each of the portfolios. For more information regarding these charges, see CHARGES, FEES, AND DEDUCTIONS, page 16.

A deferred sales charge is imposed to reimburse Prudential for distribution expenses such as commissions paid to sales personnel, costs of advertising and sales promotions, prospectus costs, and costs of sales administration. Many mutual funds other than no-load funds make this charge by deducting a percentage of the investor's purchase payment and investing only the remainder. Under the Contracts described in this prospectus, each purchase payment you make (after deduction of any applicable amount needed to pay premium tax) is allocated to the subaccount designated by you or to the fixed-rate option if so directed. In any Contract year you may make withdrawals without charge of up to 10% of your Contract fund value on the date of the first withdrawal in that Contract year. A sales charge may be deducted on withdrawals above 10%. The charge is 8% (the maximum charge) of the amount of each purchase payment withdrawn during the same Contract year that it was made. Thereafter the charge decreases by 1% per Contract year. See SALES CHARGES ON WITHDRAWALS, page 16. Purchase payments withdrawn 8 or more Contract years after they were made are subject to no sales charge at all. Withdrawals may be subject to tax consequences under the Code. See WITHDRAWALS, page 14 and FEDERAL TAX STATUS, page 20.

On any Contract subject to a premium tax, Prudential will deduct the tax, as provided under applicable law, from the purchase payment when received, or from the Contract fund at the time the annuity is effected. The deduction for taxes imposed on purchase payments will be lower, or not made at all, if total purchase payments meet certain minimum amounts. See PREMIUM TAXES, page 16.

TRANSFERS AMONG INVESTMENT OPTIONS


Transfers may be made from one subaccount to another or to the fixed-rate option if the amount transferred is $300 or more and any amount remaining to your credit in the subaccount after the transfer is not less than $300. Also, you can transfer the total amount remaining in any subaccount even if that amount is less than $300. Up to four transfers a year between subaccounts or to the fixed-rated option may be made during the period before annuity payments begin. Currently, you may make more than four such transfers per year without Prudential's consent. Transfers from the fixed-rate option to the subaccounts are permitted only once each Contract year, and there are other limitations on such transfers. See TRANSFERS, page 14.

WVQ-83 Contract owners and QVIP-84 Contract owners may convert their Contract fund into either a variable (if available) or fixed dollar annuity. After variable annuity payments begin, the annuitant may make up to four full or partial transfers per year from any subaccount to one or more other subaccounts. Currently, the Contract owner may make more than four such transfers per year without Prudential's consent. Prudential's consent is needed if, for any partial transfers, either the number of Subaccount Annuity Units to be transferred or the number to be retained, multiplied by the corresponding Subaccount Annuity Unit Value on the transfer effective date, is less than $20. Transfer requests may be in writing. Transfer requests may also be made by telephone. See TRANSFERS, page 14.


FREE LOOK


For a limited time, a Contract may be returned for a refund in accordance with the terms of its "free-look" provision. See SHORT-TERM CANCELLATION RIGHT or "FREE LOOK", page 13.


HOW TO CONTACT PRUDENTIAL


All written requests and notices required by the Contracts, such as withdrawal or transfer requests, and any questions or inquiries should be sent to the Prudential Annuity Service Center ("Annuity Service Center", previously the Prudential Home Office).


This Brief Description of the Contract is intended to provide a broad overview of the more significant features of the Contract. More detailed information will be found in subsequent sections of this prospectus and in the Contract document.

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.....  None (1% bonus added to payment up to a maximum bonus of $1,000 per
                                              Contract year)

Maximum Deferred Sales Load:

                                               MAXIMUM DEFERRED SALES CHARGE
                                                     AS A PERCENTAGE OF
   CONTRACT YEARS AFTER PAYMENT                 PURCHASE PAYMENT WITHDRAWN*
   ----------------------------                -----------------------------

        0.................................... 8% plus return of 1% bonus

        1 year............................... 7% plus return of 1% bonus

        2 years.............................. 6% plus return of 1% bonus

        3 years.............................. 5% plus return of 1% bonus

        4 years.............................. 4% plus return of 1% bonus

        5 years.............................. 3% plus return of 1% bonus

        6 years.............................. 2% plus return of 1% bonus

        7 years.............................. 1% plus return of 1% bonus

        8 or more years...................... 0%

     *The deferred sales load is not imposed on that portion of the withdrawals made in any Contract year equal to the first 10% of the Contract fund. The deferred sales load is not imposed in connection with the Critical Care Access feature and may be reduced on the withdrawal of purchase payments made on or after the annuitant's 81st birthday.

Annual Administrative Charge.............................................. None*

*If the Contract fund is less than $10,000, a $30 annual charge is assessed. This $30 fee will not be charged if the Contract fund is less than $10,000 as a result of a withdrawal due to confinement in a nursing home or hospital, or due to a terminal illness.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE CONTRACT FUND)

          ALL SUBACCOUNTS
          ---------------

          Total Separate Account
            Annual Expenses (Mortality and Expense Risk Fee) .......  1.20%
                                                                      =====

THE PRUDENTIAL SERIES FUND, INC. ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)


                                                                                          HIGH
                             MONEY   DIVERSIFIED  GOVERNMENT CONSERVATIVE   FLEXIBLE     YIELD
                             MARKET      BOND       INCOME     BALANCED     MANAGED       BOND
                             ------  -----------  ---------- ------------   --------     -----

Investment Management
   Fee ....................   .40%       .40%        .40%         .55%         .60%        .55%


Other Expenses ............   .03%       .03%        .04%         .01%         .02%        .02%
                              ----       ----        ----         ----         ----        ----

Total Series Fund
   Annual Expenses ........   .43%       .43%        .44%         .56%         .62%        .57%
                              ====       ====        ====         ====         ====        ====




                                                                          SMALL
                          STOCK     EQUITY                 PRUDENTIAL CAPITALIZATION            NATURAL
                          INDEX     INCOME      EQUITY      JENNISON      STOCK       GLOBAL   RESOURCES
                          -----     ------      ------     ---------- --------------  ------   ---------

Investment Management
   Fee .................   .35%      .40%        .45%         .60%         .40%        .75%      .45%



Other Expenses .........   .02%      .01%        .01%         .04%         .10%        .10%      .09%
                           ----      ----        ----         ----         ----        ----      ----

Total Series Fund
   Annual Expenses .....   .37%      .41%        .46%         .64%         .50%        .85%      .54%
                           ====      ====        ====         ====         ====        ====      ====

The purpose of the foregoing tables is to assist the Contract owners in understanding the expenses of The Prudential Qualified Individual Variable Contract Account and The Prudential Series Fund, Inc. (the "Series Fund") that they bear, directly or indirectly. See the sections on charges in this prospectus and the attached prospectus for the Series Fund. The above tables do not include any state premium taxes. Currently, there is no deduction for such taxes at the time purchase payments are made, but in some states a deduction is made when an annuity is effected.

Except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed 0.75% of the portfolios average daily net assets. The amounts listed for the portfolios under "Other Expenses" are based on amounts incurred in the last fiscal year.

EXAMPLES OF FEES AND EXPENSES


The following examples, and those on page 7, illustrate the cumulative dollar amount of all the above expenses that would be incurred on each $1,000 investment.


*    The examples assume a consistent 5% annual return on invested assets;

* The examples do not take into consideration any taxes attributable to premiums which may be payable at the time of annuitization or at the time of purchase payments;

* The amounts shown are overstated for Contract funds over $10,000 and understated for Contract funds less than $10,000;


* The examples assume that the operating expenses incurred in 1997 will continue for a 10 year period.


For periods less than 10 years, the expenses shown in Table I, describe applicable charges for the withdrawal of your entire Contract fund. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.


The portfolio example shows how the Year 1 expenses shown in Table I were calculated for the Money Market Portfolio, for each $1,000 invested. This assumes a withdrawal is made just prior to the end of the first year after payment. The amount of the Annual Administrative Charge in this example is calculated in a manner prescribed by the Securities and Exchange Commission.



Initial Investment                                                                          1,000.00
Plus 1% Bonus                         ($1,000 + $10)                                        1,010.00
Total Contract Expenses               (1.2 risk fees + .43 management fee + .075
                                                 annual maintenance charges)                   1.705%

Assumed 5% Rate of Return Minus
           Total Contract Expenses                                                             3.295%
Value of Funds                        ($1,010 x 3.295%)                                        33.28
Total Value of Funds                  ($1,010 + 33.28)                                      1,043.28
Average Value of Funds                {($1,043 + 1,010)*12}                                 1,026.64
Total Contract Expenses               ($1,026.64 x 1.705% (rounded))                           18.00

Contingent Deferred Sales Charges

Initial Investment                                                                          1,000.00*
10% Charge Free Withdrawal                                                                    100.00
Amount Subject to Withdrawal Charge                                                           900.00
Surrender Charge          (900 * 8.00%)                                                        72.00
Plus Total Contract Expenses                                                                   18.00
Total Charges                                                                                  90.00

*Note that in this example, Prudential would recapture the 1% bonus that had been credited to the initial investment.

                                    EXAMPLES

TABLE I
-------

If you withdraw your entire Contract fund thereby surrendering your Contract just prior to the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                        ------     -------     -------     --------

   MONEY MARKET PORTFOLIO............................... $ 90        $ 96        $113        $203
   DIVERSIFIED BOND PORTFOLIO........................... $ 90        $ 96        $113        $203
   GOVERNMENT INCOME PORTFOLIO.......................... $ 90        $ 97        $114        $205
   CONSERVATIVE BALANCED PORTFOLIO...................... $ 91        $100        $120        $217
   FLEXIBLE MANAGED PORTFOLIO........................... $ 91        $102        $123        $224
   HIGH YIELD BOND PORTFOLIO............................ $ 91        $101        $121        $219
   STOCK INDEX PORTFOLIO................................ $ 89        $ 94        $110        $197
   EQUITY INCOME PORTFOLIO.............................. $ 89        $ 96        $112        $201
   EQUITY PORTFOLIO..................................... $ 90        $ 97        $115        $207
   PRUDENTIAL JENNISON PORTFOLIO........................ $ 92        $103        $124        $226
   SMALL CAPITALIZATION STOCK PORTFOLIO................. $ 90        $ 98        $117        $211
   GLOBAL PORTFOLIO..................................... $ 94        $109        $135        $248
   NATURAL RESOURCES PORTFOLIO.......................... $ 91        $100        $119        $215

As an example, if the entire Contract fund is invested in the Flexible Managed Portfolio, and you surrendered your Contract just prior to the end of 1 year, you would pay $91 per $1,000 invested, reflecting all charges including the 8% contingent deferred sales charge.


TABLE II
--------

If you annuitize just before the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

   (Note: The 1, 3, and 5 Year columns reflect the imposition of the contingent deferred sales charge; however, some of the annuity options may not be subject to this charge after year 3. Where this is the case, the expenses shown in Table III below would be applicable. See page 16 under the SALES CHARGES ON WITHDRAWALS section.)

                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                        ------     -------     -------     --------

   MONEY MARKET PORTFOLIO............................... $ 90       $  96        $113        $203
   DIVERSIFIED BOND PORTFOLIO........................... $ 90       $  96        $113        $203
   GOVERNMENT INCOME PORTFOLIO.......................... $ 90       $  97        $114        $205
   CONSERVATIVE BALANCED PORTFOLIO...................... $ 91        $100        $120        $217
   FLEXIBLE MANAGED PORTFOLIO........................... $ 91        $102        $123        $224
   HIGH YIELD BOND PORTFOLIO............................ $ 91        $101        $121        $219
   STOCK INDEX PORTFOLIO................................ $ 89       $  94        $110        $197
   EQUITY INCOME PORTFOLIO.............................. $ 89       $  96        $112        $201
   EQUITY PORTFOLIO..................................... $ 90       $  97        $115        $207
   PRUDENTIAL JENNISON PORTFOLIO........................ $ 92        $103        $124        $226
   SMALL CAPITALIZATION STOCK PORTFOLIO................. $ 90       $  98        $117        $211
   GLOBAL PORTFOLIO..................................... $ 94        $109        $135        $248
   NATURAL RESOURCES PORTFOLIO.......................... $ 91        $100        $119        $215


TABLE III
---------

If you do not withdraw any portion of your Contract fund as of the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming 5% annual return on assets:

                                                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                        ------     -------     -------     --------

   MONEY MARKET PORTFOLIO............................... $ 18        $54        $ 93         $203
   DIVERSIFIED BOND PORTFOLIO........................... $ 18        $54        $ 93         $203
   GOVERNMENT INCOME PORTFOLIO.......................... $ 18        $55        $ 94         $205
   CONSERVATIVE BALANCED PORTFOLIO...................... $ 19        $58        $100         $217
   FLEXIBLE MANAGED PORTFOLIO........................... $ 19        $60        $103         $224
   HIGH YIELD BOND PORTFOLIO............................ $ 19        $59        $101         $219
   STOCK INDEX PORTFOLIO................................ $ 17        $52        $ 90         $197
   EQUITY INCOME PORTFOLIO.............................. $ 17        $54        $ 92         $201
   EQUITY PORTFOLIO..................................... $ 18        $55        $ 95         $207
   PRUDENTIAL JENNISON PORTFOLIO........................ $ 20        $61        $104         $226
   SMALL CAPITALIZATION STOCK PORTFOLIO................. $ 18        $56        $ 97         $211
   GLOBAL PORTFOLIO..................................... $ 22        $67        $115         $248
   NATURAL RESOURCES PORTFOLIO.......................... $ 19        $58        $ 99         $215

Notice that in all 3 of the above tables, the level of cumulative charges is identical for the 10 year column. This is because at that point there are no contingent deferred sale charges taken by Prudential upon surrender or annuitization. It may be helpful to consider the dollar amounts shown as percentages of the amount invested ($1,000) over the period specified. In the case of the Money Market Portfolio, $203 at the end of 10 years equals $20.30 per year, or approximately 2.03% of $1,000. The above examples use as the annual Contract fee the average fee assessed based on the aggregate annual Contract fees collected during the 12 month period ended December 31, 1997, divided by the total assets allocated to the subaccounts.

                            ACCUMULATION UNIT VALUES
          THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                        (CONDENSED FINANCIAL INFORMATION)


                                                                               SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                                               MONEY MARKET
                                               ------------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                    TO           TO           TO           TO           TO           TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                               -----------  -----------  -----------  -----------  -----------  -----------


1. Accumulation unit value at
     beginning of period ..................    $     2.008  $     1.931  $     1.847  $     1.796  $     1.766  $     1.722

2. Accumulation unit value at
     end of period ........................          2.092        2.008        1.931        1.847        1.766        1.766

3. Number of accumulation units
     outstanding at end of period .........     42,127,659   51,204,795   51,330,984   43,401,237   42,593,573   51,724,305




                                                                   MONEY MARKET
                                               --------------------------------------------------
                                                 01/01/91     01/01/90     01/01/89     01/01/88
                                                    TO           TO           TO           TO
                                                 12/31/91     12/31/90     12/31/89     12/31/88
                                               -----------  -----------  -----------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     1.641  $     1.536  $     1.423  $     1.341

2. Accumulation unit value at
     end of period ........................          1.722        1.641        1.536        1.423

3. Number of accumulation units
     outstanding at end of period .........     51,946,977   47,904,119   33,934,283   22,782,591




                                                                                DIVERSIFIED BOND
                                                ----------------------------------------------------------------------------
                                                  01/01/97     01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                     TO           TO           TO           TO           TO           TO
                                                  12/31/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                                -----------  -----------  -----------  -----------  -----------  -----------


1. Accumulation unit value at
     beginning of period ..................     $     2.990  $     2.899  $     2.430  $     2.541  $     2.335  $     2.204

2. Accumulation unit value at
     end of period ........................           3.208        2.990        2.899        2.430        2.541        2.335

3. Number of accumulation units
     outstanding at end of period .........      33,970,629   38,483,488   38,379,871   39,963,983   41,705,404   34,565,884





                                                                 DIVERSIFIED BOND
                                               --------------------------------------------------
                                                 01/01/91     01/01/90     01/01/89     01/01/88
                                                    TO           TO           TO           TO
                                                 12/31/91     12/31/90     12/31/89     12/31/88
                                               -----------  -----------  -----------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     1.916  $     1.790  $     1.596  $     1.493

2. Accumulation unit value at
     end of period ........................          2.204        1.916        1.790        1.596

3. Number of accumulation units                 26,914,460   23,633,524   22,074,086   19,475,497
     outstanding at end of period .........





                                                                                 EQUITY
                                               ---------------------------------------------------------------------------------
                                                  01/01/97     01/01/96      01/01/95      01/01/94      01/01/93      01/01/92
                                                     TO           TO            TO            TO            TO            TO
                                                  12/31/97     12/31/96      12/31/95      12/31/94      12/31/93      12/31/92
                                               ------------  ------------  ------------  ------------  ------------  -----------

1. Accumulation unit value at
     beginning of period ..................    $      5.680  $      4.850  $      3.738  $      3.681  $      3.056  $     2.709

2. Accumulation unit value at
     end of period ........................           6.996         5.680         4.850         3.738         3.681        3.056

3. Number of accumulation units
     outstanding at end of period .........     136,204,888   142,993,051   134,801,790   121,654,470   102,491,968   80,457,602




                                                                     EQUITY
                                               --------------------------------------------------
                                                 01/01/91     01/01/90     01/01/89     01/01/88
                                                    TO           TO           TO           TO
                                                 12/31/91     12/31/90     12/31/89     12/31/88
                                               -----------  -----------  -----------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     2.176  $     2.323  $     1.812  $     1.567

2. Accumulation unit value at
     end of period ........................          2.709        2.176        2.323        1.812

3. Number of accumulation units
     outstanding at end of period .........     67,197,756   61,186,048   57,285,028   56,763,669




                                                                                FLEXIBLE MANAGED
                                               ---------------------------------------------------------------------------------
                                                  01/01/97     01/01/96      01/01/95      01/01/94      01/01/93      01/01/92
                                                     TO           TO            TO            TO            TO            TO
                                                  12/31/97     12/31/96      12/31/95      12/31/94      12/31/93      12/31/92
                                               ------------  ------------  ------------  ------------  ------------  -----------


1. Accumulation unit value at
     beginning of period ..................    $      3.895  $      3.469  $      2.828  $      2.955  $      2.587  $      2.434

2. Accumulation unit value at
     end of period ........................           4.540         3.895         3.469         2.828         2.955         2.587

3. Number of accumulation units
     outstanding at end of period .........     222,907,582   245,530,247   249,259,101   265,104,376   245,194,868   214,343,734





                                                                 FLEXIBLE MANAGED
                                               ------------------------------------------------------
                                                 01/01/91      01/01/90      01/01/89      01/01/88
                                                    TO            TO            TO            TO
                                                 12/31/91      12/31/90      12/31/89      12/31/88
                                               ------------  ------------  ------------  ------------


1. Accumulation unit value at
     beginning of period ..................    $      1.963  $      1.950  $      1.621  $      1.453

2. Accumulation unit value at
     end of period ........................           2.434         1.963         1.950         1.621

3. Number of accumulation units
     outstanding at end of period .........     191,130,125   190,783,212   186,540,213   192,115,646

                            ACCUMULATION UNIT VALUES
          THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                  (CONDENSED FINANCIAL INFORMATION) (CONTINUED)


                                                                                  SUBACCOUNTS
                                               ----------------------------------------------------------------------------------
                                                                             CONSERVATIVE BALANCED
                                               ----------------------------------------------------------------------------------
                                                  01/01/97     01/01/96      01/01/95      01/01/94      01/01/93      01/01/92
                                                     TO           TO            TO            TO            TO            TO
                                                  12/31/97     12/31/96      12/31/95      12/31/94      12/31/93      12/31/92
                                               ------------  ------------  ------------  ------------  ------------  ------------

1. Accumulation unit value at
     beginning of period ..................    $      3.424  $      3.077  $      2.655  $      2.713  $      2.447  $      2.316

2. Accumulation unit value at
     end of period ........................           3.839         3.424         3.077         2.655         2.713         2.447

3. Number of accumulation units
     outstanding at end of period .........     241,343,777   266,987,208   272,339,087   288,743,247   254,782,768   205,054,881



                                                               CONSERVATIVE BALANCED
                                               ------------------------------------------------------
                                                 01/01/91      01/01/90      01/01/89      01/01/88
                                                    TO            TO            TO            TO
                                                 12/31/91      12/31/90      12/31/89      12/31/88
                                               ------------  ------------  ------------  ------------


1. Accumulation unit value at
     beginning of period ..................    $      1.968  $      1.892  $      1.637  $      1.503

2. Accumulation unit value at
     end of period ........................           2.316         1.968         1.892         1.637

3. Number of accumulation units
     outstanding at end of period .........     162,911,208   149,027,248   140,207,386   137,719,157




                                                                             HIGH YIELD BOND
                                               ---------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                    TO           TO           TO           TO           TO           TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                               -----------  -----------  -----------  -----------  -----------  ----------

1. Accumulation unit value at
     beginning of period ..................    $     2.053  $     1.865  $     1.605  $     1.670  $     1.417  $     1.220

2. Accumulation unit value at
     end of period ........................          2.308        2.053        1.865        1.605        1.670        1.417

3. Number of accumulation units
     outstanding at end of period .........     28,839,212   29,828,106   29,634,193   29,220,246   26,485,302   16,592,795





                                                                HIGH YIELD BOND
                                               --------------------------------------------------
                                                 01/01/91     01/01/90     01/01/89     01/01/88
                                                    TO           TO           TO           TO
                                                 12/31/91     12/31/90     12/31/89     12/31/88
                                               -----------  -----------  -----------  -----------


1. Accumulation unit value at
     beginning of period ..................    $     0.887  $     1.019  $     1.052  $     0.941

2. Accumulation unit value at
     end of period ........................          1.220        0.887        1.019        1.052

3. Number of accumulation units
     outstanding at end of period .........     10,973,632   10,683,985   13,396,197   10,451,423





                                                                              STOCK INDEX
                                               ----------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                    TO           TO           TO           TO           TO           TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                               -----------  -----------  -----------  -----------  -----------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     2.907  $     2.401  $     1.772  $     1.776  $     1.639  $     1.548

2. Accumulation unit value at
     end of period ........................          3.816        2.907        2.401        1.772        1.776        1.639

3. Number of accumulation units
     outstanding at end of period .........     89,281,291   83,246,633   69,315,117   62,281,407   60,084,614   44,559,636




                                                                  STOCK INDEX
                                               ------------------------------------------------
                                                 01/01/91     01/01/90     01/01/89    01/01/88
                                                    TO           TO           TO          TO
                                                 12/31/91     12/31/90     12/31/89    12/31/88
                                               -----------  -----------  ----------  ----------


1. Accumulation unit value at
     beginning of period ..................    $     1.208  $     1.268  $    0.980  $    0.859

2. Accumulation unit value at
     end of period ........................          1.548        1.208       1.268       0.980

3. Number of accumulation units
     outstanding at end of period .........     25,578,770   16,843,644   9,249,076   2,628,467




                                                                             EQUITY INCOME
                                               -----------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94     01/01/93      01/01/92
                                                    TO           TO           TO           TO           TO            TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94     12/31/93      12/31/92
                                               -----------  -----------  -----------  -----------  ------------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     3.044  $     2.530  $     2.104  $     2.099  $      1.737  $     1.596

2. Accumulation unit value at
     end of period ........................          4.108        3.044        2.530        2.104         2.099        1.737

3. Number of accumulation units
     outstanding at end of period .........     68,401,048   65,617,658   63,810,012   56,103,455    37,355,905   18,299,120





                                                               EQUITY INCOME
                                               ----------------------------------------------
                                                01/01/91    01/01/90    01/01/89    01/01/88
                                                   TO          TO          TO          TO
                                                12/31/91    12/31/90    12/31/89    12/31/88
                                               ----------  ----------  ----------  ----------


1. Accumulation unit value at
     beginning of period ..................    $    1.267  $    1.332  $    1.099  $    1.000

2. Accumulation unit value at
     end of period ........................         1.596       1.267       1.332       1.099

3. Number of accumulation units
     outstanding at end of period .........     9,795,017   7,313,593   4,663,452   1,002,158

                            ACCUMULATION UNIT VALUES
          THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                  (CONDENSED FINANCIAL INFORMATION) (CONTINUED)


                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                             NATURAL RESOURCES
                                               ----------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                    TO           TO           TO           TO           TO           TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                               -----------  -----------  -----------  -----------  -----------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     2.840  $     2.196  $     1.751  $     1.851  $     1.497  $     1.412

2. Accumulation unit value at
     end of period ........................          2.481        2.840        2.196        1.751        1.851        1.497

3. Number of accumulation units
     outstanding at end of period .........     26,401,911   26,504,833   23,280,453   22,768,479   14,307,513   10,080,734




                                                             NATURAL RESOURCES
                                               ---------------------------------------------
                                                01/01/91    01/01/90    01/01/89    01/01/88
                                                   TO          TO          TO          TO
                                                12/31/91    12/31/90    12/31/89    12/31/88
                                               ----------  ----------  ----------  ---------


1. Accumulation unit value at
     beginning of period ..................    $    1.295  $    1.391  $    1.038  $  1.000

2. Accumulation unit value at
     end of period ........................         1.412       1.295       1.391     1.038

3. Number of accumulation units
     outstanding at end of period .........     9,150,881   8,875,236   2,829,046   820,249




                                                                                 GLOBAL
                                               ---------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94    01/01/93    01/01/92
                                                    TO           TO           TO           TO          TO          TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94    12/31/93    12/31/92
                                               -----------  -----------  -----------  -----------  ----------  -----------

1. Accumulation unit value at
     beginning of period ..................    $     1.814  $     1,533  $     1.339  $     1.425  $    1.007  $    1.056

2. Accumulation unit value at
     end of period ........................          1.917        1.814        1.533        1.339       1.425       1.007

3. Number of accumulation units
     outstanding at end of period .........     51,481,170   50,862,779   44,920,771   43,407,964   9,912,122   3,274,619



                                                            GLOBAL
                                               --------------------------------
                                                01/01/91    01/01/90   01/01/89
                                                   TO          TO         TO
                                                12/31/91    12/31/90   12/31/89
                                               ----------  ----------  --------

1. Accumulation unit value at
     beginning of period ..................    $    0.959  $    1.115  $  1.015

2. Accumulation unit value at
     end of period ........................         1.056       0.959     1.115

3. Number of accumulation units
     outstanding at end of period .........     2,255,700   1,542,929   349,391




                                                                            GOVERNMENT INCOME
                                               ----------------------------------------------------------------------------
                                                 01/01/97     01/01/96     01/01/95     01/01/94     01/01/93     01/01/92
                                                    TO           TO           TO           TO           TO           TO
                                                 12/31/97     12/31/96     12/31/95     12/31/94     12/31/93     12/31/92
                                               -----------  -----------  -----------  -----------  -----------  -----------


1. Accumulation unit value at
     beginning of period ..................    $     1.736  $     1.719  $     1.456  $     1.553  $     1.397  $     1.335

2. Accumulation unit value at
     end of period ........................          1.881        1.736        1.719        1.456        1.553        1.397

3. Number of accumulation units
     outstanding at end of period .........     39,604,005   50,735,981   55,130,988   64,574,144   66,529,517   41,061,477



                                                     GOVERNMENT INCOME
                                             -----------------------------------
                                              01/01/91     01/01/90    01/01/89
                                                 TO           TO          TO
                                              12/31/91     12/31/90    12/31/89
                                             -----------  ----------  ----------

1. Accumulation unit value at
     beginning of period ................    $     1.164  $    1.108  $    1.000

2. Accumulation unit value at
     end of period ......................          1.335       1.164       1.108

3. Number of accumulation units
     outstanding at end of period .......     10,193,396   3,891,299   1,369,956




                                                     PRUDENTIAL JENNISON
                                            ------------------------------------
                                              01/01/97     01/01/96     01/01/95
                                                 TO           TO           TO
                                              12/31/97     12/31/96     12/31/95
                                            -----------  -----------  ----------

1. Accumulation unit value at
     beginning of period ...............    $     1.408  $     1.245  $    1.009

2. Accumulation unit value at
     end of period .....................          1.832        1.408       1.245

3. Number of accumulation units
     outstanding at end of period ......     34,004,121   21,901,003   5,067,514



                                                 SMALL CAPITALIZATION STOCK
                                            ------------------------------------
                                              01/01/97     01/01/96     01/01/95
                                                 TO           TO           TO
                                              12/31/97     12/31/96     12/31/95
                                            -----------  -----------  ----------

1. Accumulation unit value at
     beginning of period ...............    $     1.408  $     1.190  $    1.002

2. Accumulation unit value at
     end of period .....................          1.742        1.408       1.190

3. Number of accumulation units
     outstanding at end of period ......     25,991,072   13,432,923   3,599,798

                      GENERAL INFORMATION ABOUT PRUDENTIAL,
                       THE PRUDENTIAL QUALIFIED INDIVIDUAL
                       VARIABLE CONTRACT ACCOUNT, AND THE
                          PRUDENTIAL SERIES FUND, INC.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


The Prudential Insurance Company of America ("Prudential") is a mutual insurance company, founded in 1875 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, the U.S. Virgin Islands, and in all states. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that may take two or more years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Adoption of a plan of demutualization would occur only after enactment of appropriate legislation in New Jersey and would have to be approved by Prudential's policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.


Prudential's financial statements appear in the statement of additional information and should be considered only as bearing upon Prudential's ability to meet its obligations under the Contracts.

THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

The Prudential Qualified Individual Variable Contract Account (the "Account") was established on October 12, 1982 under New Jersey law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Prudential's other assets.


The obligations to Contract owners and beneficiaries rising under the Contract are general corporation obligations of Prudential. Prudential is also the legal owner of the assets in the Account. Prudential will at all times maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Prudential conducts. In addition to these assets, the Account's assets may include funds contributed by Prudential to commence operation of the Account and may include accumulations of the charges Prudential makes against the Account. From time to time these additional assets will be transferred to Prudential's general account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Prudential. There are currently thirteen subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements appear in the statement of additional information.


THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other insurers that offer variable life insurance and variable annuity contracts. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Prudential to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.


Prudential is the investment advisor for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC, and Jennison are registered as investment advisors under the Investment Advisers Act of 1940.

As an investment advisor, Prudential charges the Series Fund a daily investment management fee as compensation for its services. The following table shows the investment management fee charged for each portfolio of the Series Fund available for investment by Contract owners.



--------------------------------------------------------------------------------
                                                            ANNUAL INVESTMENT
                                                            MANAGEMENT FEE AS
                                                         A PERCENTAGE OF AVERAGE
PORTFOLIO                                                    DAILY NET ASSETS
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO                                            0.40%
DIVERSIFIED BOND PORTFOLIO                                        0.40%
GOVERNMENT INCOME PORTFOLIO                                       0.40%
CONSERVATIVE BALANCED PORTFOLIO                                   0.55%
FLEXIBLE MANAGED PORTFOLIO                                        0.60%
HIGH YIELD BOND PORTFOLIO                                         0.55%
STOCK INDEX PORTFOLIO                                             0.35%
EQUITY INCOME PORTFOLIO                                           0.40%
EQUITY PORTFOLIO                                                  0.45%
PRUDENTIAL JENNISON PORTFOLIO                                     0.60%
SMALL CAPITALIZATION STOCK PORTFOLIO                              0.40%
GLOBAL PORTFOLIO                                                  0.75%
NATURAL RESOURCES PORTFOLIO                                       0.45%

--------------------------------------------------------------------------------

It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund, nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as:
(1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN--INCLUDING ANY RISKS ASSOCIATED WITH INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO--AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.


                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT


The Contract requires purchase payments made, through payroll deduction or similar arrangements with an employer, at a rate of at least $300 during any 12-month period. Any other purchase payment must be at least $50 (for VIP-86 Contracts issued prior to May 1, 1991, other purchase payments must be at least $100; for VIP-86 Contracts issued on or after May 1, 1991, other purchase payments must be at least $300.) The Contract may generally be issued on proposed annuitants below the age of 69. Higher issue ages may apply if the Minimum Distribution Option is selected at issue or if the prospective owner provides documentation of other appropriate IRS election. The MINIMUM DISTRIBUTION OPTION is described in further detail on page 22. Before issuing any Contract, Prudential requires submission of certain information. Following Prudential's review of the information and approval of issuance of the Contract, a Contract will be issued that sets forth precisely the owner's rights and the Company's obligations. Additional purchase payments may be made by check payable to the order of Prudential and mailed to the Annuity Service Center accompanied by forms that will be provided for this purpose. Prudential generally will not accept "regular" IRA Contributions on or after the annuitants's 69th birthday, but reserves the right to do so.


The Contract date will be the date Prudential received the initial purchase payment and certain required documentation. The amount credited under the Contract begins to vary on that date to reflect the investment results of the investment option[s] and/or the interest rate declared for the fixed-rate option as chosen by the applicant. If the issuance of the Contract is not approved, because the current underwriting requirements are not met, the purchase payment will promptly be returned. The Company reserves the right to change these requirements on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"


Generally, a Contract may be returned for a refund within 10 days after it is received by the Contract owner. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Annuity Service Center. The Contract owner will then receive a refund of all purchase payments made, plus or minus any change due to investment experience in the value of the invested portion of the payments, excluding any bonus paid on the purchase payments, calculated as if no charges had been made against the Account or the Series Fund. However, if applicable law so requires, the Contract owner who exercises his or her short-term cancellation right will receive a refund of all purchase payments made, excluding any bonus paid on the purchase payments, with no adjustment for investment experience.


ALLOCATION OF PURCHASE PAYMENTS


The Contract owner determines how the purchase payment will be allocated among the subaccounts and between the Account and the fixed-rate option by specifying the desired allocation on the application form for a Contract. You may change subsequent purchase payment allocations by providing us with written instructions. You may also change subsequent purchase payment allocations by telephoning the Annuity Service Center, provided the Contract owner is enrolled to use the Telephone Transfer System. If, after you have made one purchase payment, you send Prudential an additional purchase payment without instructions about how the purchase payment should be allocated, Prudential will allocate the purchase payment in the same proportions as the most recent purchase payment you made.

Additionally, a feature called Dollar Cost Averaging ("DCA") is available to Contract owners. If you wish, purchase payments allocated to the portion of the Money Market subaccount used for this feature (the "DCA account"), and designated amounts will be transferred monthly from the DCA account to other investment options available under the Contract, excluding the Money Market subaccount and the fixed-rate option. Automatic monthly transfers must be at least 3% of the amount initially allocated to the DCA account (that is, if $10,000 is initially allocated, the minimum monthly transfer is $300), with a minimum of $20 transferred into any one investment option. These amounts are subject to change at Prudential's discretion. The minimum transfer amount will only be recalculated if the amount designated for transfer is increased.


When you establish DCA at issue, you must allocate to the DCA account the greater of $2,000 or 10% of the initial purchase payment. When you establish DCA after issue, you must allocate to the DCA account at least $2,000. These minimums are subject to change at Prudential's discretion. After DCA has been established and as long as the DCA account has a positive balance, you may allocate or transfer amounts to the DCA account, subject to the limitations on purchase payments and transfers generally. In addition, if you have already established DCA, your purchase payment allocation instructions may include an allocation of all or a portion of all your purchase payments to the DCA account.

Each automatic monthly transfer will take effect as of the end of the valuation period on the Monthly date (i.e. the Contract date and the same date in each subsequent month), provided the New York Stock Exchange ("NYSE") is open on that date. If the NYSE is not open on the Monthly date, the transfer will take effect as of the end of the valuation period on the next day that the NYSE is open. If the Monthly date does not occur in a particular month (e.g., February 30), the transfer will take effect as of the end of the valuation period on the last day of that month that the NYSE is open. Automatic monthly transfers will continue until the balance in the DCA account reaches zero, or until the Contract owner gives notification of a change in allocation or cancellation of the feature. If you have an outstanding payment allocation to the DCA account, but your DCA option has previously been canceled, purchase payments allocated to the DCA account will be allocated to the Money Market subaccount. Currently, there is no charge for using the DCA feature.

ADDITIONAL AMOUNTS

During the first 3 Contract years, and in Contract years thereafter at Prudential's discretion, Prudential will add an Additional Amount, as a bonus, of 1% to every purchase payment that you make and allocate that Additional Amount to the Account and fixed-rate option in the same manner as your purchase payment. Prudential reserves the right, however, to limit its payment of such Additional Amounts to $1,000 in each Contract year. This Additional Amount, or bonus, will work as follows. Suppose you make an initial purchase payment of $2,000 to be allocated equally to the Equity Subaccount and the fixed-rate option. Prudential will increase the payment by 1%, or $20, and allocate $1010 to both the Equity Subaccount and to the fixed-rate option. Later in the year you send an additional purchase payment of $600, but you fail to indicate how it should be applied. Prudential will increase that amount by 1% or $6, and based on your most recent instruction, will allocate $303 to both the Equity Subaccount and to the fixed-rate option.

The Additional Amount will not be subject to state or local premium taxes. It will, however, be recaptured by Prudential in the event you make a withdrawal of a purchase payment on which an Additional Amount was paid within 8 Contract years after the payment, unless such withdrawn purchase payment is used to effect an annuity that is not subject to a sales charge or is subject to a reduced sales charge. See SALES CHARGES ON WITHDRAWALS, page 16, and RECAPTURE OF ADDITIONAL AMOUNTS, page 18.

TRANSFERS


You may transfer the portions of your Contract fund allocated to any subaccount to any of the other subaccounts or to the fixed-rate option without charge. Transfers must be in amounts of $300 or more, or the total amount in the subaccount, if less than $300, and must not cause the amount credited to you in any subaccount to be less than $300, unless you transfer the entire amount in that subaccount. A Contract owner may transfer amounts by proper written notice to the Annuity Service Center, or by telephone unless the Contract owner asks that transfers by telephone not be made.


Prudential has adopted procedures designed to ensure that requests by telephone are genuine and will require appropriate identification for that purpose. Prudential will not be held liable for following telephone instructions that it reasonably believes to be genuine. Prudential cannot guarantee that owners will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

You may make up to four transfers per Contract year during the period before annuity payments begin. Currently, you may make additional transfers without Prudential's consent. After variable annuity payments begin, part or all of the interest in a subaccount may be transferred to one or more other subaccounts. The annuitant may then make up to four transfers per Contract year. Currently, you may make additional transfers without Prudential's consent. Any partial transfer will require Prudential's consent if either the number of Subaccount Annuity Units to be transferred or the number to be retained, multiplied by the corresponding Subaccount Annuity Unit Value on the transfer effective date, is less than $20. Transfers among subaccounts will take effect as of the end of the valuation period in which a proper transfer request is received at a Prudential Home Office, except that if the request is received within 7 days of an annuity payment date, it will be made on the first business day after the annuity payment date.


TRANSFERS FROM THE FIXED-RATE OPTION TO THE SUBACCOUNTS ARE PERMITTED ONCE EACH CONTRACT YEAR DURING A 30-DAY PERIOD. CURRENTLY THAT PERIOD BEGINS ON THE CONTRACT ANNIVERSARY. PRUDENTIAL RESERVES THE RIGHT TO CHANGE THE BEGINNING DATE OF THE TRANSFER PERIOD. THE MAXIMUM AMOUNT WHICH MAY CURRENTLY BE TRANSFERRED OUT OF THE FIXED-RATE OPTION EACH YEAR IS THE GREATER OF: (A) 25% OF THE AMOUNT IN THE FIXED-RATE OPTION, AND (B) $2,000. Transfer requests received prior to the Contract anniversary will be effected on the Contract anniversary. Transfer requests received within the 30-day period beginning on the Contract anniversary will be effected as of the end of the valuation period in which a proper transfer request is received at the Annuity Service Center. These limits are subject to change in the future. Although it is not Prudential's present practice to do so, we may in the future permit transfers outside of the 30-day period beginning on the Contract anniversary referred to above and change the maximum amount that may be transferred out of the fixed-rate option.

The Contract was not designed for professional market timing organizations or other organizations or individuals using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Series Fund and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.


WITHDRAWALS

Unless restricted by the retirement arrangement under which you are covered, you may at any time withdraw all or part of your investment in the Contract fund. However, Prudential's consent will be required for a partial withdrawal if the amount requested is less than $300 or if it would reduce the amount credited under the Contract to less than $300. In addition, there are certain restrictions on the withdrawal of salary reduction contributions and earnings invested in annuity contracts subject to Section 403(b) of the Internal Revenue Code. Under such contracts, withdrawals may be made prior to attaining age 59 1/2 in the event of severance of employment, death, total and permanent disability and, in limited circumstances, hardship (See SECTION 403(B) ANNUITIES, page 22). Amounts held under TDA contracts as of December 31, 1988 are exempt from these restrictions. The withdrawal restrictions do not apply to transfers among the available investment options and do not apply to the direct transfer of all or part of your interest in the Contract to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7). Prudential will generally pay the amount within 7 days after it receives a properly completed withdrawal request. The amount of your requested withdrawal, plus any applicable sales charge and any applicable recapture of additional amounts, will be deducted from your Contract fund. Any tax withholding required by law will be deducted from the amount of your requested withdrawal. Prudential may delay payment of any withdrawal allocable to the subaccount[s] for a longer period if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists. With respect to the amount of any withdrawal allocable to the fixed-rate option, Prudential expects to pay the withdrawal promptly upon request. However, Prudential has the right to delay payment of such withdrawal for up to 6 months (or a shorter period if required by applicable law). Prudential will pay interest of at least 3% a year if it delays such a payment for 30 days or more (or a shorter period if required by applicable law).

A withdrawal will generally have federal income tax consequences, which could include tax penalties. You should check the terms of your retirement plan and consult with a tax advisor before making a withdrawal. See FEDERAL TAX STATUS, page 20.

Under certain types of retirement arrangements, in the case of a married Participant, a withdrawal request must include the consent of the Participant's spouse. This consent must contain the Participant's signature and the notarized or properly witnessed signature of the Participant's spouse. These spousal consent requirements were effective beginning January 1, 1985 and apply to married Participants in most qualified pension plans, including plans for self-employed individuals, and those Section 403(b) annuities which are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA).

DEATH BENEFIT


If the annuitant should die before he or she has begun to receive annuity payments, a death benefit, calculated as of the date due proof of death is received by Prudential, will be payable to the beneficiary you designate. Unless the retirement arrangement that covered you provides otherwise, the beneficiary will have the right to elect to receive this amount without the imposition of any sales charge or any further annual maintenance charge, in one sum, in periodic payments, in the form of a lifetime annuity or in a combination of these ways. Payments will begin once Prudential receives all information necessary to process the claim. If the death benefit is payable as a result of your coverage under a qualified retirement plan, IRA, SEP, savings incentive match plan for employees under section 408(p) of the Code ("SIMPLE") or tax-deferred annuity under section 403(b) of the Code, your entire death benefit generally must be distributed within 5 years after your date of death. However, if an annuity payment option is elected, and if annuity payments begin within one year of your death, the death benefits may be distributed over the beneficiary's life expectancy. If your spouse is your beneficiary, annuity payments need only begin on or before April 1 of the calendar year following the calendar year in which you would have attained age 70 1/2 or in some instances, the remaining interest in the Contract may be rolled over to an IRA owned by your spouse. With respect to Contracts issued in connection with IRAs, if your spouse is the designated beneficiary, the Contract may continue with your spouse treated as the employee. If you die after you have begun to receive annuity payments as a result of your coverage under a qualified retirement plan, traditional IRA, SEP, SIMPLE or tax-deferred annuity, but before your entire interest in the Contract is distributed, the remaining portion of your interest in the Contract must be distributed at least as rapidly under the method of distribution being used as of your date of death. Special additional rules apply to Contracts used in conjunction with plans subject to Section 457 of the Code. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangements that covered the Contract owner, Prudential will make a one-sum cash payment to the beneficiary, after deduction of the annual account charge then due.

Subject to the spousal consent rules discussed in the following paragraph, unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the annuitant should die before reaching age 65 and before the annuity date, the amount payable to the beneficiary will be at least equal to the total amount of purchase payments you have made plus any bonus credited by Prudential (reduced by any previous withdrawal[s] in the same proportion that such withdrawal[s] reduced your Contract fund on the withdrawal date[s]), even if the value of your Contract fund is less than this minimum amount. (Under the WVQ-83 Contract, the minimum amount payable to the beneficiary is determined in a different manner. See item 2 under DIFFERENCES UNDER THE WVQ-83 CONTRACT, page 27.) If the value of your Contract fund is greater, however, that value will be payable to the beneficiary. If the annuitant dies after the age of 65 but before the annuity date, the death benefit payable to the beneficiary will be the value of your Contract fund. If the annuitant dies after he or she has begun to receive annuity payments, the death benefit, if any, will be determined by the type[s] of annuity payment you have selected. See EFFECTING AN ANNUITY, page 23.


Under certain types of retirement arrangements, in the case of a married Participant, a pre-retirement survivor annuity is paid to the Participant's spouse if the Participant dies prior to his or her retirement under the plan. Generally, a Participant may waive this coverage with his or her spouse's consent on or after attaining age 35 or upon termination of employment, if earlier. This consent must contain the signatures of the Participant and spouse and must be notarized or witnessed by an authorized plan representative. Unless such consent is obtained, the law requires that at least 50% of the Participant's account balance as of his or her date of death be used to purchase a life annuity form of payment for the Participant's spouse even if the designated beneficiary is someone other than the spouse. These spousal consent requirements were generally effective beginning January 1, 1985 and apply to married vested Participants in most qualified pension plans, including plans for self-employed individuals, and those Section 403(b) annuities which are considered employee pension benefit plans under ERISA.

VALUATION OF CONTRACT OWNER'S CONTRACT FUND


The value of your Contract fund is the sum of your interests in your Variable Account and in the fixed-rate option. The value of your Variable Account is the sum of your separate interests in each subaccount in which you have invested. These values are measured in Units, for example, Money Market Units, Diversified Bond Units or Flexible Managed Units. You are credited with Units in each subaccount in which you invest. Every purchase payment you make is converted into Units of the subaccount or subaccounts you have chosen by dividing the amount of the purchase payment by the Unit Value for the subaccount to which you have allocated that purchase payment. With regard to purchase payments subsequent to the initial payment (described above), this is done as of the end of the valuation period in which the payment is received at the Annuity Service Center. The value of these Units changes each day to reflect the investment results and expenses of and deductions of charges from the Series Fund portfolios in which the assets of the subaccount are invested, in much the same way that the share values of a mutual fund change each day. The manner in which the computation is made is complicated and differs somewhat from how mutual fund share values are determined. It is explained on page C1 of the statement of additional information. The result is much the same, however. For example, the product of the number of Diversified Bond Units that are credited to your Variable Account multiplied by the Diversified Bond Unit Value on any day is the value of your exact proportionate share of the net assets of the Diversified Bond Subaccount on that day, just as the number of shares you might hold in a mutual fund multiplied by the value of a share represents the value of your proportionate share of the net assets of the mutual fund.


There is, of course, no guarantee that the value of your Contract fund will increase or that it will not fall below the amount of your total purchase payments. However, Prudential guarantees a minimum interest rate of 3% a year on that portion of the Contract fund allocated to the fixed-rate option. Excess interest on payments allocated to the fixed-rate option may be credited in addition to the 3% guaranteed interest rate. See THE FIXED-RATE OPTION, page 19.

If applicable, on each Contract anniversary date before the Annuity date, Prudential makes an annual maintenance charge of up to $30. See ANNUAL MAINTENANCE CHARGE, page 18. If the Contract fund is allocated to more than one subaccount or to one or more subaccounts and to the fixed-rate option, the charge will be divided on a pro rata basis, according to the value held in each subaccount and/or the fixed-rate option. This charge will also be made, as a deduction from the proceeds of the withdrawal, if you withdraw your entire Contract fund during the year, including a withdrawal to effect an annuity under your Contract. That portion of the maintenance charge which is attributable to your Variable Account will be assessed by reducing the number of Units credited to your Variable Account.


                          CHARGES, FEES, AND DEDUCTIONS

1.  PREMIUM TAXES


If Prudential pays a state or local tax at the time purchase payments are made, the deduction will be made at that time based on the applicable rate. Currently, no such deduction is made from purchase payments in any state. In some states, however, Prudential pays a premium tax when an annuity is effected. In those states, the tax will be deducted at that time. The tax rates currently in effect in those states that impose a tax range from 0.5% to 5%. Prudential also reserves the right to deduct from each purchase payment a charge up to a maximum of 0.3% for federal income taxes measured by premiums in those states where approval has been obtained. Currently, no such charge is being made in any state.


2.  SALES CHARGES ON WITHDRAWALS

A deferred sales charge may be imposed on the withdrawal of purchase payments. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including commissions, preparation of sales literature, and other promotional activities. Any amount that you withdraw will be treated for the purpose of determining sales charge as a withdrawal of investment income, until you have withdrawn an amount equal to your investment income. There is no sales charge on withdrawals of investment income. For the purpose of determining sales charges, further withdrawals will be considered withdrawals of purchase payments. Purchase payments are deemed to be withdrawn on a first-in, first-out basis (that is, your first purchase payments will be the first withdrawn). The amount of any sales charge will depend on the purchase payments withdrawn and the number of Contract years that have elapsed since you made the particular purchase payments. Your first Contract year begins on the date your initial purchase payment is invested in the Contract fund (the Contract date). A subsequent Contract year begins on each anniversary of that date. (Under the WVQ-83 Contract, purchase payments, rather than investment income, are deemed removed first under a withdrawal. Generally, sales charges on withdrawals under the QVIP-84 Contract and the VIP-86 Contract as described in this section will be less than under the WVQ-83 Contract because investment income is deemed removed before purchase payments, and investment income is not subject to sales charges. However, due to the possibility of flexible purchase payments, multiple withdrawals and a variable return, it is not possible to categorically state that the QVIP-84 Contract and the VIP-86 Contract result in lower charges. For a more detailed description of sales charges on withdrawals under the WVQ-83 Contract, see item 1 under DIFFERENCES UNDER THE WVQ-83 CONTRACT, page 27.)


In each Contract year you may make withdrawals of purchase payments from your Contract fund of up to 10% of the value of the Contract fund, valued as of the date of first withdrawal in that Contract year, without incurring a sales charge. This charge-free withdrawal amount does not accumulate from Contract year to Contract year. If you withdraw all or part of a purchase payment before the end of the Contract year during which it was made, the sales charge will be 8% of the purchase payment you withdraw, subject to the 10% free withdrawal privilege. For example, suppose you make an initial purchase payment of $1,000. Within the same Contract year you withdraw $450 and at the time of that withdrawal the value of your Contract fund has grown to $1,100 (due to the credit of $10 for the 1% additional amount and $90 in investment earnings). Since withdrawals are deemed for sales charge purposes to consist of investment income first, the amount subject to a sales charge is $360 ($450 minus $90 of investment income). However, 10% of the value of your Contract fund on the date of the first withdrawal in the Contract year during which the withdrawal is made may be withdrawn without charge. Ten percent of $1,100 is $110. Thus, the sales charge, which generally is also withdrawn from the Contract fund, will be 8% of $250 (the $360 payment withdrawn minus $110), which is $20 (This withdrawal would also involve a recapture of $3.60 of the 1% additional amount. See RECAPTURE OF ADDITIONAL AMOUNTS, page 18.).

In addition, Critical Care Access is available for Contracts issued on or after May 1, 1993. Based on regulatory approval of the Waiver of Withdrawal Charges endorsement, all or part of any withdrawal and maintenance charges associated with a full or partial withdrawal, or any annuitization or withdrawal charge due on the annuity date, will be waived following the receipt of due proof that the annuitant or co-annuitant (if applicable) has been confined to an eligible nursing home or hospital for a period of at least 3 months or a physician has certified that the annuitant or co-annuitant (if applicable) has 6 months or less to live.

The sales charge imposed on the withdrawal of a purchase payment during the next Contract year after it was made is 7% and continues to decrease by 1% per year in accordance with the following table:

--------------------------------------------------------------------------------
     FOR WITHDRAWALS OF PURCHASE               THE SALES CHARGE WILL BE EQUAL TO
  PAYMENTS DURING THE CONTRACT YEAR             THE FOLLOWING PERCENTAGE OF THE
            INDICATED                            PURCHASE PAYMENT WITHDRAWN (A)
--------------------------------------------------------------------------------

Contract Year in Which Payment Made                                 8%
First Contract Year Following Year in Which Payment Made            7%
Second Contract Year Following Year in Which Payment
  Made                                                              6%
Third Contract Year Following Year in Which Payment Made            5%
Fourth  Contract  Year  Following  Year in Which Payment
  Made                                                              4%
Fifth Contract Year Following Year in Which Payment Made            3%
Sixth Contract Year Following Year in Which Payment Made            2%
Seventh  Contract Year  Following  Year in Which Payment
  Made                                                              1%
Subsequent Contract Years                                       No Charge

--------------------------------------------------------------------------------

(a) Subject to 10% free withdrawal described above.

--------------------------------------------------------------------------------

The sales charge percentages described in the above table will be subject to reduction for purposes of complying with state non-forfeiture law.

Your withdrawal request must specify the source from which the withdrawal is to be made. If you fail to specify, your withdrawal, subject to minimum amount requirements, will be allocated among all subaccounts in which you have an interest and the fixed-rate option if a portion of your Contract fund is allocated to that option, in the same proportions as the value of your interest in each subaccount and in the fixed-rate option bears to the total value of your Contract fund. Your sales charge will be determined without reference to the source of the withdrawal. The charge will be determined by reference to the period that has elapsed since your earliest purchase payment not yet withdrawn, even if that payment was not originally invested in or has subsequently been transferred from the source from which the withdrawal was made.

Under the VIP-86 Contract, an annuity may not be effected earlier than 3 years after the Contract date. If an annuity is effected 3 or more years after the Contract date under the Supplemental Life Annuity Option (see ANNUITY OPTIONS UNDER THE VIP-86 CONTRACT, page 24), there will be no sales charge deducted. If an annuity is effected under one of the other annuity options under the VIP-86 Contract, the sales charge will be determined as described in the above table.

Under the QVIP-84 Contract, if an annuity is effected at any time after the Contract date under the Supplemental Life Annuity Option (see ANNUITY OPTIONS UNDER THE WVQ-83 AND QVIP-84 CONTRACTS, page 24), there will be no sales charge deducted. If an annuity is effected under one of the other annuity options under the QVIP-84 Contract less than 3 years after the Contract date, the sales charge will be determined as described in the above table.

However, if an annuity is effected under one of such other annuity options (excluding the Annuity Certain Option) 3 or more years after the Contract date, the sales charge will be 4% less than each percentage shown in the above table (the sales charge applied to a withdrawal to effect the Annuity Certain Option will be determined as described in the above table).

Under the WVQ-83 Contract, if an annuity is effected at any time after the Contract date under the Supplemental Life Annuity Option (see ANNUITY OPTIONS UNDER THE WVQ-83 AND QVIP-84 CONTRACTS, page 24), there will be no sales charge deducted. If an annuity is effected under one of the other annuity options under the WVQ-83 Contract less than 3 years after the Contract date, the sales charge will be determined as described in the above table. However, if an annuity is effected under one of such other annuity options (excluding the Annuity Certain Option) 3 or more years after the Contract date, there will be no sales charge deducted (the sales charge applied to a withdrawal to effect the Annuity Certain Option will be determined as described in the above table).

An annuity is effected by applying the annuity purchase rates set forth in your Contract to the amount credited to your Contract fund--less any applicable sales charge, recapture of Additional Amounts (see RECAPTURE OF ADDITIONAL AMOUNTS, below), premium tax (see PREMIUM TAXES, page 16), and annual maintenance charge (see ANNUAL MAINTENANCE CHARGE, below)--on the date the annuity is effected. The amount of the annuity payments that you will receive monthly will depend upon the form of the annuity you select and, for a variable annuity, upon the investment performance of the subaccount or subaccounts in which the assets are held. See EFFECTING AN ANNUITY, page 23.

3.  RECAPTURE OF ADDITIONAL AMOUNTS

If you make a withdrawal which consists partially or wholly of purchase payments, Prudential may recapture the Additional Amounts that were credited to your Contract fund. If the duration from the start of the Contract year in which a purchase payment was made to the start of the Contract year of withdrawal is less than 8 years (except as provided in the following paragraph, this includes withdrawals made for the purpose of applying some or all of the Contract fund to effect an annuity), Prudential will recapture the Additional Amounts originally credited upon the portion of the purchase payments being withdrawn. If the duration from the start of the Contract year of purchase payment to the start of the Contract year of withdrawal is eight years or more, the Additional Amounts credited will not be recaptured. For example, suppose you make an initial purchase payment of $1,000 for which you are credited with a bonus of 1% or $10. In the second year you make an additional payment of $2,400, and are credited with an additional bonus of $24. In the fifth Contract year you request a partial withdrawal of $1,600. On the date of the withdrawal, the value of your Contract fund is $3,900, which includes $466 of earnings. Thus the requested withdrawal represents a withdrawal of $1,134 of purchase payments. Because $1,134 of purchase payments is being withdrawn and the duration from the start of the Contract years of these purchase payments to the Contract year of withdrawal is less than 8 years, the portion of the Additional Amounts recaptured will be $11.34 (1% of $1,134).

Prudential will not recapture Additional Amounts paid on any purchase payment[s] withdrawn where surrender charges have been waived due to confinement in a nursing home or hospital, or due to a terminal illness. See SALES CHARGES ON WITHDRAWALS, page 16.

Prudential will not recapture Additional Amounts paid on any purchase payment[s] withdrawn, if such withdrawal is used to effect an annuity that is not subject to a sales charge or is subject to a reduced sales charge. Such annuity must be effected 1 or more years after the Contract date (3 or more years after the Contract date under the VIP-86 Contract.) See SALES CHARGES ON WITHDRAWALS, page 16.

4.  ANNUAL MAINTENANCE CHARGE

Currently, an annual maintenance charge of up to $30 will be deducted if and only if the Contract fund is less than $10,000 on a Contract anniversary or at the time a full withdrawal is effected. This charge is intended to compensate Prudential for administering the Account, maintaining records, and preparing and distributing annual reports and an annual statement of your Contract fund. This $30 fee will not be charged if the Contract fund is less than $10,000 as a result of a withdrawal due to confinement in a nursing home or hospital, or due to a terminal illness, as applied under the Waiver of Withdrawal Charges endorsement. See SALES CHARGES ON WITHDRAWALS, page 16. In addition, this charge is not made after annuitization, and it may not be increased by Prudential. See VALUATION OF CONTRACT OWNER'S CONTRACT FUND, page 16.

5.  CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

A deduction is made daily from each subaccount at an annual rate of up to 1.2% of the assets held in the subaccount. This charge may not be increased by Prudential. Of this amount, one-third, up to 0.4%, is for assuming the risk that the charges made under the Contracts may not cover inflation-increased expenses, and two-thirds, up to 0.8%, is for assuming mortality risks. The mortality risk assumed by Prudential is the risk that annuity payments under a selected annuity option (see EFFECTING AN ANNUITY, page 23) may continue for a longer period than anticipated under the life expectancy tables and schedule of annuity rates in effect when the Contract was issued.

The charges for mortality and expense risks will continue throughout the period of any variable annuity selected (including a variable annuity certain, even though Prudential no longer bears any mortality risk under such a Contract). This charge is not assessed against amounts allocated to the fixed-rate option or after a fixed dollar annuity is effected.

6.  EXPENSES INCURRED BY THE SERIES FUND

The charges and expenses of the Series Fund, net of reimbursements, are indirectly borne by the Contract owners. Investment management fees for the available Series Fund portfolios are briefly described under THE PRUDENTIAL SERIES FUND, INC. on page 11. Further detail about management fees and other Series Fund expenses is provided in the attached prospectus for the Series Fund and its statement of additional information.


                              THE FIXED-RATE OPTION

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED-RATE OPTION UNDER THE CONTRACT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED-RATE OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THESE ACTS, AND PRUDENTIAL HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED-RATE OPTION. DISCLOSURE REGARDING THE FIXED-RATE OPTION MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

As explained earlier, a Contract owner may elect to allocate, either initially or by transfer, all or part of the amount credited under the Contract to a fixed-rate option, and the amount so allocated or transferred becomes part of Prudential's general assets. Sometimes this is referred to as Prudential's general account, which consists of all assets owned by Prudential other than those in the Account and in other separate accounts that have been or may be established by Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the general account, and Contract owners do not share in the investment experience of those assets. Instead, Prudential guarantees that the part of the Contract fund allocated to the fixed-rate option will accrue interest daily at an effective annual rate that Prudential declares periodically, but not less than an effective annual rate of 3%. Currently, declared interest rates remain in effect from the date money is allocated to the fixed-rate option until the same date in the following year. Thereafter, a new crediting rate will be declared each year, and will remain in effect for at least the calendar year, so long as required by applicable law. Prudential reserves the right to change this practice. Prudential is not obligated to credit interest at higher rate than 3%, although in its sole discretion it may do so. Different crediting rates may be declared for different portions of the Contract fund allocated to the fixed-rate option. On request, a Contract owner will be advised of the interest rates that currently apply to his or her Contract.

Transfers from the fixed-rated option are subject to strict limits. See TRANSFERS, page 14.

                               FEDERAL TAX STATUS

No tax is payable by any Contract owner as a result of any increase in the value of his or her Contract fund until money is received by him or her, either in the form of a withdrawal or an annuity. It is important, however, to consider how amounts that are withdrawn or received as annuity payments will be taxed. The following discussion of these points is general in nature. It is not intended as tax advice. Nor does it consider any applicable state or other tax laws. A qualified tax advisor should be consulted for complete information and advice.

The following discussion assumes that the Contract will be treated as an annuity contract for Federal income tax purposes. Section 817(h) of the Internal Revenue Code (the "Code") provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the attached prospectus for the Series Fund. The Prudential believes the underlying variable investment options for the Contract meet these diversification requirements. In connection with the issuance of temporary regulations relating to diversification requirements under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or revenue rulings under Section 817(d) relating to the definition of a variable contract. Because of this uncertainty, Prudential reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as an annuity for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made with such notice to affected Contract owners as is feasible under the circumstances.

TAXES ON PRUDENTIAL

Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Prudential. Under the current provisions of the Code, Prudential does not expect to incur federal income taxes on earnings of the Account to the extent the earnings are credited under the Contract. Based on this, no charge is being made currently against the Account for company federal income taxes. Prudential will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

Under current law, Prudential may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Contract or the Account. If there is a material change in applicable state or local tax laws, the imposition of any such taxes upon Prudential that are attributable to the Account may result in a corresponding charge against the Account.

RETIREMENT ARRANGEMENTS USING THE CONTRACT

The provisions of the Code that apply to retirement programs are complex, and the tax rules vary according to the type of plan and its terms and conditions. Accordingly, this prospectus provides only general information about the types of arrangements in connection with which the Contracts may be used. You should consult a qualified tax advisor before purchasing a Contract, particularly if you contemplate making withdrawals from your Contract fund before annuity payments commence. Withdrawals may be subject to income tax consequences, including tax penalties.

In general, assuming that you adhere to the requirements and limitations of the Code provisions applicable to the type of retirement arrangement in which you are participating, purchase payments (other than after-tax employee payments) under the Contract will be deductible (or not includible in your income) up to certain amounts each year. Under the retirement programs with which the Contracts may be used, federal income tax currently is not imposed upon the investment income and realized gains of the subaccounts in which your purchase payments have been invested until a distribution is received. When a distribution is received, either as a lump sum or an annuity, all or a portion of the distribution is normally taxable as ordinary income. In some cases, the tax on lump-sum distributions may be limited by a special income-averaging rule.

Unless you elect to the contrary, any amounts that are received under your Contract (except for Contracts issued in connection with plans that are subject to Section 457 of the Code--see ELIGIBLE DEFERRED COMPENSATION PLANS OF STATE OR LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS, page 22) that Prudential reasonably believes are includible in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. Certain distributions from qualified retirement plans and 403(b) annuities will be subject to mandatory 20% withholding unless the distribution is an eligible rollover distribution that is "directly" rolled over into another qualified plan, 403(b) annuity or IRA. The rate of withholding on periodic annuity payments where mandatory withholding is not required will be determined on the basis of the withholding certificate you may file with Prudential. For payments not subject to mandatory withholding, if you do not file such a certificate and you will be receiving periodic annuity payments, you shall be treated, for purposes of determining your withholding rate, as a married person with three exemptions; the rate of withholding on all other payments under your Contract, such as withdrawals, will be 10%. Thus, in the absence of an election by you that Prudential should not do so, it will withhold from every withdrawal or annuity payment the appropriate percentage of the amount of the payment that Prudential reasonably believes is includible in gross income. Prudential will provide forms and instructions concerning the right to elect that no amount be withheld from payments. Generally there will be no withholding for taxes until payments are actually received under your Contract.

Recipients, including those who have elected out of withholding, must supply their Taxpayer Identification Number (Social Security Number) to payers of distributions for tax reporting purposes. Failure to furnish this number when required may result in the imposition of a tax penalty and will subject the distribution to the withholding requirements of the law described above.

The comments which follow concerning specific tax favored plans are intended merely to call attention to certain of their features. No attempt has been made to discuss in full the tax ramifications involved or to offer tax advice. As suggested above, a qualified tax advisor should be consulted for advice and answers to any questions.

PLANS FOR SELF-EMPLOYED INDIVIDUALS

For self-employed individuals who establish qualified plans, contributions are deductible within the limits prescribed by the Code. Annual deductible contributions cannot exceed the lesser of $30,000 or 25% of "earned income". For this purpose "earned income" is computed after the deduction for contributions to the plan is considered.

Payments generally must begin by April 1 of the year following the later of: (1) the calendar year in which the employee attains 70 1/2; or (2) the calendar year in which the employee retires and are subject to certain minimum distribution requirements.

IRAS


For persons who establish IRAs, the annual contribution limit is the lesser of
(1) $2,000, or (2) 100% of earned income. An IRA contribution of up to $2,000 for each spouse is permitted (including a non-working spouse) if the combined compensation of both spouses is at least equal to the contributed amount provided that the non-working spouse earns less than the working spouse and they file a joint return. Generally, for traditional IRAs, distributions must begin by April 1 of the year following attainment of age 70 1/2 and are subject to certain minimum distribution requirements. Certain penalties may result if the contribution or age limitations are exceeded.

Deductions for IRA contributions in those cases where an individual is an active participant in an employer sponsored pension plan, SEP, SIMPLE, Section 403(a) plan, or Section 403(b) annuity are limited to individuals whose adjusted gross income is less than certain specified amounts.

For married individuals who file a joint tax return, a full deduction will be available if adjusted gross income is $40,000 or less. For a single individual, the limit is $25,000. Partial deductions for IRA contributions will be available for married, joint filers who have adjusted gross income of more than $40,000 and less than $50,000 and single individuals whose adjusted gross income is less than $35,000. In the case of an individual who is not an active participant in an employer sponsored plan as described above, but whose spouse is an active participant, a full deduction will be available for married joint filers if adjusted gross income is $150,000 or less, with partial deductions being available for adjusted gross income up to $160,000.


SIMPLIFIED EMPLOYEE PENSION PLANS ("SEPS")


Under this arrangement, annual employer contributions to an IRA established by an employee are not includible in income up to the lesser of $30,000 or 15% of the employee's earned income (excluding the employer's contribution to the SEP). As with the traditional IRA, generally, annuity payments to the Participant may not begin before attainment of age 59 1/2 (except in the event of total disability or death) but distributions must begin by April 1 of the year following attainment of age 70 1/2 and are subject to certain minimum distribution requirements. Certain penalties may result if the contribution or age limitations are exceeded.

Certain SEP arrangements are permitted to allow employees to elect to reduce their salaries by as much as $10,000 (in 1998, as indexed) and have their employer make contributions on their behalf to the SEP. These arrangements, called salary reduction SEPs, are available only if the employer maintaining the SEP has 25 or fewer employees and at least 50% of the eligible employees elect to make salary reduction contributions. Other limitations may reduce the permissible contribution level for highly compensated employees. New Salary Reduction SEPs may not be established after 1996.


In accordance with Internal Revenue Service (the "IRS") Regulations, persons who would become Participants under a Contract used with an IRA, including one established under a SEP arrangement, are given disclosure material prepared by Prudential. The material includes this prospectus, a copy of the governing instrument to be used in establishing an IRA, and a brochure containing information about eligibility, contribution limits, tax consequences, and other particulars concerning IRAs. The regulations require that such persons be given a free look after making an initial contribution in which to affirm or reverse their decision to participate. Therefore, within the free look, a Participant may cancel his or her participation under that Contract by notifying Prudential in writing, and Prudential will refund all of the contributions under the Contract or, if greater, the amount credited to the accumulation accounts under the Contract computed as of the business day that Prudential receives the notice of cancellation. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 13.


SECTION 403(B) ANNUITIES


Section 403(b) of the Code permits employers and employees of Section 501(c)(3) tax-exempt organizations and public educational organizations to make, subject to certain limitations, contributions to an annuity in which the employee's rights are nonforfeitable (commonly referred to as a "tax-deferred annuity" or "TDA"). The amounts contributed under a TDA and increments thereon are not taxable as income until distributed as annuity income or otherwise. Generally, contributions to a TDA may be made through a salary reduction arrangement up to a maximum of $10,000 (in 1998, as indexed). However, under certain special rules, the limit could be increased as much as $3,000. In addition, the Code permits certain total distributions from a TDA to be "rolled over" to another TDA or IRA. Certain partial distributions from a TDA may be "rolled over" to an IRA.


An annuity contract will not qualify as a TDA, unless under such contract distributions from salary reduction contributions and earnings thereon (other than distributions attributable to assets held as of December 31, 1988) may be paid only on account of attainment of age 59 1/2, severance of employment, death, total and permanent disability and, in limited circumstances, hardship. (Such hardship withdrawals are permitted, however, only to the extent of salary reduction contributions and not earnings thereon.)

The Section 403(b)(11) withdrawal restrictions do not apply to the transfer of all or part of a Contract owner's interest in his or her Contract among the available investment options offered by The Prudential or to the direct transfer of all or part of the Contract owner's interest in the Contract to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

In imposing the restrictions on withdrawals as described above, Prudential is relying upon a non-action letter dated November 28, 1988 from the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance.

Employer contributions are subject generally to the same coverage, minimum participation and nondiscrimination rules applicable to qualified pension and profit-sharing plans. Distributions from a TDA generally must commence by April 1 of the calendar year following the later of: (1) the calendar year in which the employee attains age 70 1/2; or (2) the calendar year in which the employee retires. Distributions must satisfy minimum distribution requirements similar to those that apply to qualified plans generally.

ELIGIBLE DEFERRED COMPENSATION PLANS OF STATE OR LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS


A contract may be used to fund an eligible deferred compensation plan of a state or local government or a tax-exempt organization. The amounts contributed under these plans and increments thereon are not taxable as income until distributed or otherwise made available to the employee or other beneficiary. If the requirements of Section 457 of the Code are not met, however, employees may be required to include in gross income all or part of the contributions and earnings thereon. Although assets of deferred compensation plans are generally part of the employer's general assets, subject to certain transition rules, governmental plans must hold assets in a trust, annuity contract or custodial account. Contributions generally may not exceed the lesser of $8,000 (in 1998, as indexed) or 33 1/3% of the employee's compensation. Distributions must begin by April 1 following attainment of age 70 1/2 or April 1 of the calendar year following the calendar year the participant retires, if that is later. Distributions are subject to special minimum distribution rules in addition to the minimum distribution requirements for qualified plans. Rollovers are not permitted (other than between Section 457 plans.)


A distribution to a Participant covered under an eligible deferred compensation plan subject to Section 457 of the Code is treated as payment of wages for federal income tax purposes and thus subject to general withholding requirements.

MINIMUM DISTRIBUTION OPTION


The Minimum Distribution Option is a program available with IRA and SEP programs. It enables the client to satisfy IRS minimum distribution requirements, without having to annuitize or cash surrender their Contracts. Distributions from traditional IRAs and SEPs must begin by April 1 of the year following attainment of age 70 1/2. Each year until the maturity date, Prudential will recalculate the minimum amount that you are required to withdraw from your IRA or SEP. We will send you a check for the minimum distribution amount less any partial withdrawals made during the year. Our calculations are based solely on the cash value of the Contract on the last day of the prior calendar year. If you have other IRA accounts you will be responsible for taking the minimum distribution from each.

PENALTY FOR EARLY WITHDRAWALS

A 10% penalty tax will generally apply to the taxable part of distributions received from an IRA, SEP, SIMPLE (25% penalty in certain situations), Section 403(b) annuity, and qualified retirement plans before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death of the employee, to pay certain medical expenses, or in certain instances disability or upon separation from service on or after the attainment of age 55.

ERISA DISCLOSURE

The Employee Retirement Income Security Act of 1974 (ERISA) prevents a fiduciary with respect to a pension or profit-sharing plan from receiving any benefit from any party dealing with the plan as a result of the sale of the Contract (other than benefits that would otherwise be provided in the plan).

Administrative exemptions issued by the IRS and the Department of Labor under ERISA permit transactions between insurance agents and qualified pension and profit sharing plans under sections 401(a) and 403(a) of the Code and with SEP IRAs. To be able to rely on the exemption certain information must be disclosed to the plan fiduciary. The information that must be disclosed includes the relationship between the agent and the insurer, any charges, fees, discounts, penalties or adjustments that may be imposed in connection with the purchase, holding, exchange or termination of the Contract, as well as the commissions received by the agent. Information about any applicable charges, fees, discounts, penalties or adjustments may be found under CHARGES, FEES AND DEDUCTIONS, page 16. Information about sales representatives and commissions may be found under SALE OF THE CONTRACT AND SALES COMMISSIONS, page 26. In addition to disclosure, other conditions apply to the use of the exemption. For example, a plan fiduciary may not be a partner or employee of the Prudential representative making the sale. The fiduciary must not be a relative of the representative (including spouse, direct descendant, spouse of a direct descendant, ancestor, brother, sister, spouse of a brother or sister). The representative may not be an employee, officer, director or partner of either the independent fiduciary or the employer establishing the plan. No relative of the representative may: (1) control, directly or indirectly, the corporation establishing or maintaining the plan; (2) be either a partner with a 10% or more interest in the partnership or the sole proprietor establishing or maintaining the plan; or (3) be an owner of a 5% or more interest in a Subchapter S Corporation establishing or maintaining the plan. In addition, no affiliate (including relatives) of the representative may be a trustee, administrator or a fiduciary with written authority to acquire, manage or dispose of the assets of the plan.


                              EFFECTING AN ANNUITY

Subject to the provisions of the retirement plan that covers you, you may at any time on or before the first day of the calendar month coinciding with or otherwise next following your 75th birthday (80th birthday under the VIP-86 Contract) convert your Contract fund into a fixed dollar annuity payable to the annuitant under one or more of the forms of annuity described below. At Prudential's discretion, this conversion may take place at a later date. Except for an annuity selected under the Supplemental Life Annuity Option, WVQ-83 and QVIP-84 Contract owners may select a variable annuity instead of or in addition to a fixed dollar annuity. Prudential will then make monthly payments to the annuitant on the first day of each month for a period determined by the form[s] of annuity you select. You must convert the entire value of your Contract fund to an annuity, or to an annuity and a cash withdrawal if your retirement plan permits. If your Contract fund is not large enough to produce an initial payment of $20 ($50 under VIP-86 Contracts), you will be paid the amount of your Contract fund in a single sum. Annuity payments will not be assignable by you or subject to the claims of creditors. The annuity is effected on the first day of the month following receipt by Prudential of proper written notice that you have elected to convert your Contract fund to an annuity, or on the first day of any subsequent month that you designate. The first monthly annuity payment will be made on the date the annuity is effected.

The Contract includes schedules that are used to determine the amount of the first monthly variable and/or fixed-dollar annuity payment that will be provided by the amount credited to your Contract fund (the VIP-86 Contract provides a schedule only for a Life Annuity with 120 Payments Certain Option; however other forms of annuity are available under the Supplemental Life Annuity Option). The amount varies with the form of annuity selected. For life annuities, the amount also varies with the age of the annuitant (and spouse, if the Joint and Survivor Annuity Option is chosen) and the date when annuity payments begin. Also, if Prudential is offering more favorable rates than is set forth in the table of rates in the Contract, then those will be used. For a variable annuity, subsequent monthly payments will vary in accordance with the investment results of the subaccount[s] you have selected. Page C1 of the statement of additional information explains in more detail how your Contract fund is converted into a variable annuity. For a fixed-dollar annuity, subsequent monthly payments will always be at least equal to the first monthly payment.

In order to permit employers to comply with a decision rendered by the Supreme Court of the United States (Arizona Governing Committee vs. Norris), the annuity purchase rates for Contracts issued on and after August 1, 1983 do not vary with the sex of the annuitant.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married Participant, the election of an annuity payout which is not a joint and 50% survivor annuity payable to the spouse must include the consent of the Participant's spouse. This consent must contain the Participant's signature and the notarized or properly witnessed signature of the Participant's spouse. These spousal consent requirements were generally effective beginning January 1, 1985 and apply to married Participants in most qualified pension plans including plans in which self-employed individuals participate, and those Section 403(b) annuities which are considered employee pension benefit plans under ERISA.

ANNUITY OPTIONS UNDER THE VIP-86 CONTRACT

If you are the owner of a VIP-86 Contract, you may select any of the annuity options described below. Unlike the WVA-83 and VIP-84 Contracts, the VIP-86 Contract does not provide an option for a variable payout during the annuity or payout period. All the annuity options under this Contract are fixed annuity options under which the Contract owner's participation in the Account's investment experience ceases when the annuity is effected, and the amount of each monthly payment does not change.

In electing to have an annuity purchased, you may select from the forms of annuity described below, subject to the retirement arrangement that covers you. Under each, annuity payments will be monthly installments of a guaranteed amount. Unless applicable law states otherwise, if you do not select an annuity option to take effect by the annuity date stated in your Contract (which will not be later than the annuitant's 80th birthday) a complete withdrawal will be processed as of that date. See WITHDRAWALS, page 14.

1. LIFE ANNUITY WITH 120 PAYMENTS CERTAIN. Payments will be made to the annuitant monthly during his or her lifetime. If the annuitant dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary you designate unless you so select. Instead, the discounted value of the remaining unpaid installments, to and including the 120th monthly payment, is payable to the beneficiary in one sum. In calculating the discounted value of the unpaid future payments, Prudential will discount each such payment at the interest rate used to compute the amount of the actual 120 payments. If the payments were based on the tables of rates set forth in the Contract, the interest rate used is 3.5% a year.

2. INTEREST PAYMENT OPTION. You may choose to have Prudential hold a designated amount for you at interest. Prudential will pay interest at an effective rate of at least 3% a year, and it may pay a higher rate of interest. Generally, this option will not satisfy IRS minimum distribution requirements.

3. SUPPLEMENTAL LIFE ANNUITY. You may choose to receive the proceeds of your Contract fund in the form of payments like those of any annuity or life annuity then regularly offered by Prudential or by Pruco Life Insurance Company that (1) is based on United States Currency; (2) is bought by a single sum; (3) does not provide for dividends; and (4) does not normally provide for deferral of the first payment. Prudential currently offers a number of different annuity options including joint and survivor annuities covering more than one person.

Under the Supplemental Life Annuity Option (Option 3 above), Prudential will waive withdrawal charges that might be applicable under other annuity options. Further, if you select Option 1 without a right of withdrawal, Prudential will effect that option under the Supplemental Life Annuity Option if doing so provides greater monthly payments.

ANNUITY OPTIONS UNDER THE WVQ-83 AND QVIP-84 CONTRACTS

If you own a WVQ-83 Contract or a QVIP-84 Contract, the following provisions apply to you. You have considerable flexibility in selecting an annuity: (1) you may select either a fixed-dollar or variable annuity (a variable annuity is not available under the Supplemental Life Annuity Option described in item 5 below) or both; (2) you may select more than one annuity option; and (3) if you select a variable annuity, you may apply the value of your Variable Account to only one or to two or more subaccounts, and not necessarily the same distribution as you used before selecting an annuity. However, the initial minimum monthly payment amount will be applicable to each payee, each annuity, and each subaccount selected.

If you are covered under a tax-deferred annuity subject to Section 403(b) of the Code and do not elect to effect an annuity before the date described in the endorsement to your Contract with respect to pre-1987 benefit accruals, a variable life annuity with 120 payments certain (see below) will be purchased for you on the first day of the month following such date. If any tax-deferred annuity Contract owner (with respect to post-1986 benefit accruals) or any other Contract owner has not elected to purchase an annuity before the end of his tax year in which such an election is required by or for the retirement arrangement under which he is covered, a variable life annuity with 120 payments certain, payable as described in item 2 below, will be purchased for him on the first day of the month preceding the end of such tax year, unless a joint and survivor annuity pay-out is required by ERISA, in which case a variable joint and survivor annuity, payable as described in item 3 below, will be purchased for him.

Except as provided in the Annuity Certain Option described in item 4 below, and under certain forms of annuity available under the Supplemental Life Annuity Option described in item 5 below, once annuity payments begin, the annuitant cannot surrender the annuity benefit and receive a one-sum payment in lieu thereof. However, as described under TRANSFERS, page 14, if a variable annuity is selected, the annuitant may transfer the annuity funds between subaccounts up to four times each Contract year.

Additionally, an annuitant who is receiving a variable annuity may convert all or a part of the variable annuity to a fixed-dollar annuity, provided: (1) the fixed-dollar annuity is the same form of annuity as the variable annuity and has the same certain or specified period as remained under the variable annuity on the conversion date, (2) the present value on the conversion date of the variable annuity, or portion of the variable annuity to be converted, calculated in accordance with the Contract, must produce a monthly payment of at least $20 under the fixed-dollar annuity, and (3) if only a portion of the variable annuity is converted, the Subaccount Annuity Units remaining in the unconverted portion must be sufficient to produce a monthly payment of at least $20 on the conversion date.

After annuity payments begin, conversion may not be made from a fixed-dollar annuity to a variable annuity.

The forms of annuity from which you may select are listed below. Under each, (1) variable annuity payments can be expected to vary from month to month according to the investment experience of the portfolio or portfolios in which your account is invested, or (2) fixed-dollar annuity payments will be in monthly installments of a guaranteed amount. For the reason explained on page C1 of the statement of additional information, if the assets of the subaccount[s] which you have selected do not earn an investment return of 4.7% a year, the amount of payments under a variable annuity will decrease; conversely, if the assets of the subaccount[s] which you have selected earn an investment return of more than 4.7% a year, variable annuity payments will increase. If you choose to convert your Variable Account into an annuity but fail to select one or more of the annuity options, we will provide the annuitant with a variable life annuity with 120 payments certain.

1. LIFE ANNUITY. Payments will be made to the annuitant monthly during his or her lifetime and will cease with the last monthly payment before his or her death. Should the annuitant die within a few years after payments begin, his or her total payments will probably be substantially less than the value of your Variable Account when annuity payments first began, and he or she could receive as little as one payment under this form of annuity.

2. LIFE ANNUITY WITH 120 PAYMENTS CERTAIN. Payments will be made to the annuitant monthly during his or her lifetime. If the annuitant dies before the 120th monthly payment is due, monthly annuity payments do not continue to the beneficiary you designate unless you so select. Instead, the discounted value of the remaining unpaid installments, to and including the 120th monthly payment, is payable to the beneficiary in one sum. In calculating the discounted value of the unpaid future payments, we will discount each such payment at an interest rate of 3.5% a year. The monthly payments under this form of annuity will be slightly lower than those payable under the life annuity described above.

3. JOINT AND SURVIVOR ANNUITY. Payments will be made to the annuitant monthly during his or her lifetime and, if the annuitant's spouse is living at the time of the annuitant's death, to the spouse until his or her death. The monthly payments to the spouse will be equal to those that would have been received by the annuitant if he or she had survived, unless a different amount is required under any applicable law or regulation or by the terms of a plan, including joint and 50% spouse survivor annuity. Monthly payments under this form of annuity will be less than the payments under either of the forms described above.

4. ANNUITY CERTAIN. Payments will be made to the annuitant monthly for a period of 60, 120, 180 or 240 months. During this period, the annuitant may elect to receive a lump sum payment in lieu of the remaining monthly payments or to receive a partial lump sum payment with reduced monthly payments thereafter. Any partial lump sum payment must be $300 or more. Also, the initial reduced monthly payment must equal or exceed $20. If the annuitant dies during the annuity-certain period, monthly payments will not continue to the beneficiary you designate unless you so select. Instead, the beneficiary will receive a lump sum payment. The amount of the lump sum payment (or partial lump sum payment) is determined by discounting each remaining unpaid monthly payment (or the amount by which each remaining monthly payment is reduced as a result of a partial lump sum payment) at an interest rate of 3.5% a year. This will be paid to the annuitant or the beneficiary, whichever is applicable.

5. SUPPLEMENTAL LIFE ANNUITY. You may choose to receive the proceeds of your Contract fund in the form of payments like those of any annuity or life annuity then regularly offered by Prudential or by Pruco Life Insurance Company that (1) is based on United States Currency; (2) is bought by a single sum; (3) does not provide for dividends; and (4) does not normally provide for deferral of the first payment.

Under the Supplemental Life Annuity Option (Option 5 above), Prudential will waive withdrawal charges that might be applicable under Options 1-4. Further, if you select Options 1, 2, 3 or 4 without a right of withdrawal, Prudential will effect that option under the Supplemental Life Annuity Option if doing so provides greater monthly payments.

                                OTHER INFORMATION

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Prudential is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Prudential will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Prudential will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Series Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter.

The number of Series Fund shares for which instructions may be given by a Contract owner is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Series Fund. The number of votes for which each Contract owner may give Prudential instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Prudential will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Prudential reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations. WVQ-83 and QVIP-84 Contract owners who elect to receive a variable annuity option will continue to have voting rights during their payout period. Their number of votes will be determined in the same manner as described above, but will decrease throughout the payout period.

Contract owners also share with the owners of all Prudential contracts and policies the right to vote in elections for members of the Board of Directors of Prudential.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential which was organized in 1971 under New Jersey law, acts as the principal underwriter of the Contract. Prudential expects that during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The principal business address of both Prusec and PIMS is 751 Broad Street, Newark, New Jersey 07102-3777.

The Contract is currently sold by registered representatives of the principal underwriter and may also be sold through other broker-dealers authorized by the principal underwriter, including broker-dealers otherwise unaffiliated with Prudential. Registered representatives of such other unaffiliated broker-dealers may be paid on a different basis than registered representatives of the principal underwriter or broker-dealers affiliated with Prudential. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 6% of the purchase payment. In addition, trail commissions based on the size of the Contract fund may be paid.


OWNERSHIP OF THE CONTRACT


Generally, the purchaser of a Contract is both the Contract owner and the person entitled to receive an annuity and is entitled to exercise all the rights under the Contract. Ownership of the Contract may, however, be held by another person who need not be the person who is to receive annuity payments. This is frequently the case with respect to Contracts issued in connection with qualified retirement plans and eligible deferred compensation plans. Transfer of the ownership of a Contract may have gift, estate, and/or income tax consequences, and you should consult with a qualified tax advisor before attempting any such transfer. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under section 2601 of the Code. Generally, ownership of the Contract is not assignable to another insurance company without Prudential's consent.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear in advertising and reports to current and prospective Contract owners. Performance information is based on historical investment experience of those investment options and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in unit values and the deduction of applicable charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccounts over a specified seven-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to: comparisons to market indices; comparisons to other investments; performance rankings; and data presented by analysts or included in publications.

See "Performance Information" in the Statement of Additional Information for recent performance information.

REPORTS TO CONTRACT OWNERS

Once each Contract year, Contract owners will be sent statements that provide certain information pertinent to their own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Prudential may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

Contract owners will be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in each.

If a single individual or company invests in the Series Fund through more than one variable insurance contract, then the individual or company will receive only one copy of each annual and semi-annual report issued by the Series Fund. However, if such individual or company wishes to receive multiple copies of any such report, a request may be made by calling the toll-free telephone number listed on the cover page of this prospectus.

SUBSTITUTION OF SERIES FUND SHARES


Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.


DIFFERENCES UNDER THE WVQ-83 CONTRACT

As stated in the section entitled THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE ANNUITY CONTRACT, page 2, the descriptions of The Prudential Qualified Individual Variable Annuity 2 Contract in the preceding sections of this prospectus and on page C1 of the statement of additional information generally apply to the VIP-86 Contract, the QVIP-84 Contract and the WVQ-83 Contract. Although differences among the three forms of Contract have been described, additional differences between the earlier WVQ-83 Contract and the two later forms of the Contract are set forth below.

     1. SALES CHARGES ON WITHDRAWALS . . . Under the WVQ-83 Contract, any amount that you withdraw will be treated, for the purpose of determining the sales charge, as a withdrawal of purchase payments, rather than investment income, until you have withdrawn your aggregate purchase payments. There will be no sales charge on amounts withdrawn after all purchase payments have been withdrawn. For sales charge purposes, purchase payments are deemed to be withdrawn on a first-in, first-out basis. The amount of the sales charge will depend on the amount withdrawn and the number of Contract years that have elapsed since you made the particular purchase payments deemed to be withdrawn. The 10% free withdrawal privilege will be applied toward the total amount withdrawn.

     2. DETERMINATION OF MINIMUM AMOUNT PAYABLE TO A BENEFICIARY . . . Under the WVQ-83 Contract, the minimum amount payable to the beneficiary (due to the death of the annuitant prior to age 65 and before the annuity date) will be equal to the total amount of purchase payments you have made, less any withdrawals (i.e., there is no proportional reduction of the minimum amount as is the case under the QVIP-84 Contract and the VIP-86 Contract.)

     3. MODIFICATION OF SENTENCE ON PAGE C1 OF THE STATEMENT OF ADDITIONAL INFORMATION . . . The second sentence in the next to last paragraph under section B, Determination of the Amount of Monthly Variable Annuity Payment, as it applies to the WVQ-83 Contract, is modified to read: "For example, for a person of 65 years of age who has selected a lifetime annuity with a guaranteed minimum of 120 payments, the applicable schedules currently provide that 1000 Subaccount Annuity Units will result in the payment each month of an amount equal to the value of 5.73 Subaccount Annuity Units."

     4. DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS . . . Under the WVQ-83 Contract, the amount of each monthly variable annuity payment made on the first day of the month will be equal to the Subaccount Annuity Units (determined as described on page C1 of the statement of additional information) multiplied by the Subaccount Annuity Unit Value at the end of that day, if a business day, or otherwise at the end of the last preceding business day.

STATE REGULATION

Prudential is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Prudential is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Prudential is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

LITIGATION


On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 96-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate and later issued a Final Order and Judgment in the consolidated class actions before the Court (962 F. Supp. 450 March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgment approving the class action Settlement has been appealed to the United States Court of Appeals for the Third Circuit which held a hearing on January 26, 1998. The Court has not yet issued a ruling on the appeal.

Pursuant to the Settlement, Prudential has agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance policies. Management now has information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this information, management estimated the cost of remedying policyholder claims in the ADR process before taxes to be approximately $2.05 billion. While management believes these to be reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the settlement; the Company anticipates that additional suits may be filed by other policyowners.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.

YEAR 2000 COMPLIANCE

The services provided to the Contract owners by Prudential, Prusec and PIMS depend on the smooth functioning of their respective computer systems. The year 2000 however, holds the potential for a significant disruption in the operation of these systems. Many computer programs cannot distinguish the year 2000 from the year 1900 because of the way in which dates are encoded. Left uncorrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly that in turn could compromise the integrity of business records and lead to serious interruption of business processes.

Prudential, as Prusec's and PIMS's ultimate corporate parent, identified this issue as a critical priority in 1995 and has established quality assurance procedures including a certification process to monitor and evaluate enterprise wide conversion and upgrading of systems for "Year 2000" compliance. Prudential has also initiated an analysis of potential exposure that could result from the failure of major service providers such as suppliers, custodians and brokers, to achieve Year 2000 compliance. Prudential expects to complete its adaptation, testing and certification of software for Year 2000 compliance by December 31, 1998. During 1999, Prudential plans to conduct additional internal testing, to participate in securities industry-wide test efforts and to complete major service provider analysis and contingency planning.

The expenses of Prudential's Year 2000 compliance are allocated across its various businesses, including those businesses not engaged in providing services to Contract owners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's, Prusec's and PIMS's abilities to meet their commitments to Contract owners.

Prudential believes that it is well positioned to achieve the necessary modifications and mitigate Year 2000 risks. However, if such efforts are not completed on a timely basis, the Year 2000 issue could have a material adverse impact on Prudential's operations, those of its subsidiary and affiliate companies and/or the Account. Moreover, there can be no assurance that the measures taken by Prudential's external service providers will be sufficient to avoid any material adverse impact on Prudential's operations or those of its subsidiary and affiliate companies.


ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 and the Investment Company Act of 1940, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information, including the statement of additional information prepared by Prudential, may also be obtained from Prudential's office. The address and telephone number are set forth on the cover of this prospectus.

The Contents of the statement of additional information include:

OTHER INFORMATION CONCERNING THE ACCOUNT

    A. EXPERTS
    B. PRINCIPAL UNDERWRITER
    C. PARTICIPATION IN DIVISIBLE SURPLUS
    D. PERFORMANCE INFORMATION
    E. FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATUTORY FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

DETERMINATION OF SUBACCOUNT UNIT VALUES AND OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS

    A. SUBACCOUNT UNIT VALUES
    B. DETERMINATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS

The directors and certain officers of Prudential, listed with their principal occupations during the past 5 years, are shown below.


FRANKLIN E. AGNEW -- Director since 1994 (current term expires April, 2000). Member, Committee on Dividends; Member, Finance Committee; Member Corporate Governance Committee. Business consultant since 1987. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc., John Wiley & Sons, Inc. and Erie Plastics Corporation. Age 63. Address:
600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERICK K. BECKER -- Director since 1994 (current term expires April, 1999). Member, Auditing Committee, Member, Committee on Business Ethics; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 62. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

JAMES G. CULLEN -- Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, since 1997. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 55. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS -- Director since 1989 (current term expires April, 2001). Member, Finance Committee; Member Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Instruments, Inc., Merck & Co., Inc., Science Applications International Corporation, Minimed Incorporated, and Beverley Enterprises. Age 65. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

ROGER A. ENRICO -- Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee; Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Originally with PepsiCo, Inc. since 1971. Mr. Enrico is also a director of A.M. Belo Corporation and Dayton Hudson Corporation. Age 53. Address: 700 Anderson Hill Road, Purchase, NY 10577.

ALLAN D. GILMOUR -- Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1995; Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, USWest, Inc., The Dow Chemical Company and DTE Energy Company. Age 63. Address:
751 Broad Street, 23rd Floor, Newark, NJ 07102.

WILLIAM H. GRAY, III -- Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Finance Committee; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, The Chase Manhattan Bank, Lotus Development Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, Westinghouse Electric Corporation, and Electronic Data Systems. Age 56. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

JON F. HANSON -- Director since 1991 (current term expires April, 2003). Member, Finance Committee; Member, Committee on Dividends. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 61. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR. -- Director since 1997. (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER -- Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Corporation, and Pfizer, Inc. Age 55. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY -- Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Former Chairman and Chief Executive Officer, The Perkins Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, Arrow Electronics, Inc., and Alliant Techsystems. Age 66. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL -- Director since 1978 (current term expires April, 2002). Chairman, Finance Committee; Member, Executive Committee; Member, Committee on Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company. The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 65. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN -- Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Corp. from 1990 to 1994, with Chase since 1972. Age 55. Address: 751 Broad Street, Newark, NJ 07102.

IDA F.S. SCHMERTZ -- Director since 1997 (current term expires April, 2004). Member, Finance Committee. Principal, Investment Strategies International since 1994 Age 63. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

CHARLES R. SITTER -- Director since 1995 (current term expires April, 1999). Member, Finance Committee; Member, Committee on Dividends. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 67. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI -- Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1997. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company and Bankers Trust New York Corporation. Age 66. Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

RICHARD M. THOMSON -- Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee; Member, Committee on Nominations & Corporate Governance. Chairman of the Board, The Toronto-Dominion Bank since 1997. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, and Canadian Occidental Petroleum, Ltd. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH -- Director since 1996 (current term expires April, 2000). Member, Compensation Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation. Age 55. Address: Two Bala Plaza, Suite 300, Bala Cynwyd, PA 19004.

P. ROY VAGELOS, M.D. -- Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman and Chief Executive Officer, Merck & Co., Inc. from 1986 to 1994. Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 68. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS -- Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 63. Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER -- Director since 1988 (current term expires April, 2000). Chairman, Committee on Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1996. Chairman, James D. Wolfensohn, Inc. from 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a public member of the Board of Governors of the American Stock Exchange, a member of the Board of Overseers of TIAA-CREF, and a director of Nestle, S.A., UAL Corporation, and Bankers Trust New York Corporation. Age 70, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

JOSEPH H. WILLIAMS -- Director since 1994 (current term expires April, 2002). Member, Committee on Dividends; Member, Auditing Committee. Director, The Williams Companies since 1971. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of Flint Industries, The Orvis Company, and MTC Investors, LLC. Age 64. Address: One Williams Center, Tulsa, OK 74102.


                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN -- Chairman, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 55.

E. MICHAEL CAULFIELD -- Chief Executive Officer, Prudential Investments since 1996; Chief Executive Officer, Money Management Group from 1995 to 1996; prior to 1995, President, Prudential Preferred Financial Services. Age 51.

MICHELE S. DARLING -- Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 44.

ROBERT C. GOLDEN -- Executive Vice President Corporate Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 51.

MARK B. GRIER -- Executive Vice President, Financial Management since 1997; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 44.

RODGER A. LAWSON -- Executive Vice President, Marketing and Planning since 1996; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 50.

JOHN V. SCICUTELLA -- Chief Executive Officer, Individual Insurance Group since 1997; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 48.

JOHN R. STRANGFELD -- Executive Vice President, Private Asset Management Group
(PAMG) since 1998; President, PAMG, from 1996 to 1998; prior to 1996, Senior Managing Director. Age 44.

R. BROCK ARMSTRONG -- Senior Vice President, Individual Insurance Development since 1997; prior to 1997, Executive Vice President, London Life Insurance Company, London, Canada. Age 50.

JAMES J. AVERY, JR. -- Senior Vice President & Chief Actuary since 1997; President Prudential Select from 1995 to 1997; prior to 1995, Chief Financial Officer, Prudential Select. Age 46.

MARTIN A. BERKOWITZ -- Senior Vice President and Comptroller since 1995; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 48.

WILLIAM M. BETHKE -- Chief Investment Officer since 1997; prior to 1997, Senior Vice President. Age 50.

RICHARD J. CARBONE -- Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 50.

LEO J. CORBETT -- Senior Vice President, Individual Insurance Marketing since 1997; prior to 1997, Managing Director, Lehman Brothers, New York, NY. Age 49.

MARK R. FETTING -- President, Prudential Retirement Services since 1996; prior to 1996, President, Prudential Defined Contribution Services. Age 43.

WILLIAM D. FRIEL -- Senior Vice President and Chief Information Officer since 1993. Age 59.

JONATHAN M. GREENE -- President, Investment Management since 1996; prior to 1996, Vice President, T. Rowe Price, Baltimore, MD. Age 54.

JEAN D. HAMILTON -- President, Diversified Group since 1995; prior to 1995, President, Prudential Capital Group. Age 51.

RONALD P. JOELSON -- Senior Vice President, Guaranteed Products since 1997; President, Prudential Investments Guaranteed Products from 1996 to 1998; prior to 1996, Managing Director, Enterprise Planning Unit. Age 40.

IRA J. KLEINMAN -- Executive Vice President, International Insurance Group, since 1997; prior to 1997, Senior Vice President. Age 51.

NEIL A. MCGUINNESS -- Senior Vice President, Marketing, Prudential Investments, since 1996; prior to 1996, Managing Director, Putnam Investments, Boston, MA. Age 51.

PRISCILLA A. MYERS -- Senior Vice President, Audit, Compliance and Investigation since 1995. Vice President and Auditor from 1989 to 1995. Age 48.

RICHARD O. PAINTER -- President, Prudential Insurance & Financial Services since 1995; prior to 1995, Senior Vice President, New York Life, New York, NY. Age 50.

I. EDWARD PRICE -- Senior Vice President and Actuary since 1995; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 55.

KIYOFUMI SAKAGUCHI -- President, International Insurance Group since 1995; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 55.

BRIAN M. STORMS -- President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 43.

ROBERT J. SULLIVAN -- Senior Vice President, Sales, Prudential Investments since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 59.

SUSAN J. BLOUNT -- Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 40.

C. EDWARD CHAPLIN -- Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.

                 QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                           VARIABLE ANNUITY CONTRACTS






                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 Broad Street
                          Newark, New Jersey 07102-3777
                            Telephone: (888) PUU-2888

STATEMENT OF ADDITIONAL INFORMATION


May 1, 1998


INDIVIDUAL VARIABLE ANNUITY CONTRACTS
OF
THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE
CONTRACT ACCOUNT


     The Individual Variable Annuity Contract (the "Contract") of The Prudential Qualified Individual Variable Contract Account (the "Account") is a variable annuity contract issued by The Prudential Insurance Company of America ("Prudential"). The Contracts are designed for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(a), 403(b), 408 or 457 of the Internal Revenue Code. Purchase payments made through payroll deduction or similar arrangements with an employer must be at least $300 during any 12-month period. Any other purchase payment must be at least $50 ($100 or $300 under a certain form of the Contract).


     This statement of additional information is not a prospectus and should be read in conjunction with the Contract's prospectus, dated May 1, 1998, which is available without charge upon written request to The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey, 07102-3777, or by telephoning (888) PRU - 2888.





                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


                                751 Broad Street
                          Newark, New Jersey 07102-3777
                           Telephone: (888) PRU - 2888

QVIP-1B Ed 5-98
Catalog#64M100Y

                                    CONTENTS

                                                                            PAGE

OTHER INFORMATION CONCERNING THE ACCOUNT..................................     1
       A. EXPERTS.........................................................     1
       B. PRINCIPAL UNDERWRITER...........................................     1
       C. PARTICIPATION IN DIVISIBLE SURPLUS..............................     1
       D. PERFORMANCE INFORMATION.........................................
       E. FINANCIAL STATEMENTS............................................     3

FINANCIAL STATEMENTS OF THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT
  ACCOUNT.................................................................   A-1


CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF
  AMERICA AND SUBSIDIARIES................................................   B-1


DETERMINATION OF SUBACCOUNT UNIT VALUES AND OF THE AMOUNT OF MONTHLY
  VARIABLE ANNUITY PAYMENTS...............................................   C-1
       A. SUBACCOUNT UNIT VALUES..........................................   C-1
       B. DETERMINATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT.   C-1

                    OTHER INFORMATION CONCERNING THE ACCOUNT

A. EXPERTS


The financial statements included in this prospectus for the years ended December 31, 1997 and December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address in 1177 Avenue of the Americas, New York, New York, 10036.

The financial statements included in this prospectus for the year ended December 31, 1995 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054-0319.

On March 12, 1996, Deloitte & Touche LLP was replaced as the independent accountants of Prudential. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.


B. PRINCIPAL UNDERWRITER


Currently, Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential which was organized in 1971 under New Jersey law, acts as the principal underwriter of the Contract. Prudential expects that during the second quarter of 1998 Prusec's responsibilities as principal underwriter will be assigned to Prudential Investment Management Services LLC ("PIMS"). PIMS, also an indirect wholly-owned subsidiary of Prudential, is a limited liability corporation organized under Delaware law in 1996. PIMS will act as principal underwriter under substantially the same terms as Prusec does currently. Both Prusec and PIMS are registered as broker-dealers under the Securities exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The principal business address of both Prusec and PIMS is 751 Broad Street, Newark, New Jersey 07102-3777.

The Contract is currently sold by registered representatives of the principal underwriter and may also be sold through other broker-dealers authorized by the principal underwriter, including broker-dealers otherwise unaffiliated with Prudential. Registered representatives of such other unaffiliated broker-dealers may be paid on a different basis than registered representatives of the principal underwriter or broker-dealers affiliated with Prudential. The maximum commission that will be paid to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 6% of the purchase payment. In addition, trail commissions based on the size of the Contract fund may be paid.


C. PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company, such as Prudential, differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Every owner of a Prudential Contract participates in the divisible surplus of Prudential, according to an annual determination of Prudential's Board of Directors of the portion, if any, of the divisible surplus of the entire company that is attributable to the class of contracts of which he or she is an owner. Before annuity payments begin it is unlikely that any dividends will be payable to the owners of the Contracts described in the prospectus because the charges made by Prudential are not expected to exceed its actual expenses in distributing and administering the Contracts. However, there may be dividends payable during an annuity payout period.

D. PERFORMANCE INFORMATION


The tables that follow provide performance information for each subaccount through December 31, 1997. The performance information is based on historical experience and does not indicate or represent future performance.


AVERAGE ANNUAL TOTAL RETURN


Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 1997 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract.

                                     TABLE 1

                           AVERAGE ANNUAL TOTAL RETURN



                                                                                            FROM DATE
                                                                                           SUBACCOUNT
                                                      ONE YEAR    FIVE YEARS  TEN YEARS    ESTABLISHED
                                           DATE         ENDED        ENDED       ENDED       THROUGH
          SUBACCOUNT                   ESTABLISHED    12/31/97     12/31/97    12/31/97      12/31/97
          ----------                   -----------    --------     --------    --------      --------



Diversified Bond.........................   6/83         0.73        5.88          7.73          8.18
Government Income........................   5/89         1.83        5.45           N/A          7.33
Conservative Balanced....................   6/83         5.59        8.80          9.62          9.46
Flexible Managed.........................   5/83        10.08       11.33         11.87         10.74
High Yield Bond..........................   2/87         5.92        9.65          9.16          7.77
Stock Index..............................  10/87        24.87       17.93         15.89         16.34
Equity Income............................   2/88        28.63       18.32           N/A         15.24
Equity...................................   6/83        16.74       17.54         15.96         14.10
Prudential Jennison......................   5/95        23.76         N/A           N/A         23.51
Small Capitalization Stock...............   5/95        17.25         N/A           N/A         21.44
Global...................................   5/89        -0.85       13.22           N/A          7.40
Natural Resources........................   5/88       -18.42       10.06           N/A          9.80

The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)"- ERA. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; " is the number of years; and ERA is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum deferred sales charge that may be applicable to a particular period. The annual contract fee is included, however it applies only if the Contract fund is less than $10,000.


NON-STANDARD TOTAL RETURN

Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period.


                                     TABLE 2

               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL



                                                                                            FROM DATE
                                                                                           SUBACCOUNT
                                                      ONE YEAR    FIVE YEARS  TEN YEARS    ESTABLISHED
                                           DATE         ENDED        ENDED       ENDED       THROUGH
          SUBACCOUNT                   ESTABLISHED    12/31/97     12/31/97    12/31/97      12/31/97
          ----------                   -----------    --------     --------    --------      --------



Diversified Bond.........................   6/83         6.98        6.29          7.73          8.18
Government Income........................   5/89         8.07        5.87           N/A          7.33
Conservative Balanced....................   6/83        11.80        9.16          9.62          9.46
Flexible Managed.........................   5/83        16.26       11.65         11.87         10.74
High Yield Bond..........................   2/87        12.14        9.99          9.16          7.77
Stock Index..............................  10/87        30.96       18.17         15.89         16.34
Equity Income............................   2/88        34.69       18.55           N/A         15.24
Equity...................................   6/83        22.88       17.78         15.96         14.10
Prudential Jennison......................   5/95        29.85         N/A           N/A         24.79
Small Capitalization Stock...............   5/95        23.39         N/A           N/A         22.77
Global...................................   5/89         5.41       13.52           N/A          7.40
Natural Resources........................   5/88       -12.94       10.40           N/A          9.80

Table 3 shows the cumulative total return for the subaccounts, assuming no withdrawal.


                                                 TABLE 3

                              CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL



                                                                                            FROM DATE
                                                                                           SUBACCOUNT
                                                      ONE YEAR    FIVE YEARS  TEN YEARS    ESTABLISHED
                                           DATE         ENDED        ENDED       ENDED       THROUGH
          SUBACCOUNT                   ESTABLISHED    12/31/97     12/31/97    12/31/97      12/31/97
          ----------                   -----------    --------     --------    --------      --------



Diversified Bond.........................   6/83         6.98       35.67        110.59        214.15
Government Income........................   5/89         8.07       32.98           N/A         84.63
Conservative Balanced....................   6/83        11.80       55.00        150.60        273.38
Flexible Managed.........................   5/83        16.26       73.47        207.05        343.43
High Yield Bond..........................   2/87        12.14       61.01        140.25        125.22
Stock Index..............................  10/87        30.96      130.42        337.14        368.39
Equity Income............................   2/88        34.69      134.17           N/A        305.23
Equity...................................   6/83        22.88      126.68        339.79        583.75
Prudential Jennison......................   5/95        29.85         N/A           N/A         80.63
Small Capitalization Stock...............   5/95        23.39         N/A           N/A         72.92
Global...................................   5/89         5.41       88.49           N/A         85.74
Natural Resources........................   5/88       -12.94       63.99           N/A        146.85


MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1997 were 4.22% and 4.30%, respectively.


The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 1% charge for mortality and expense risks and the 0.20% charge for administration. It does not reflect the deferred sales charge. It does reflect the annual contract fee, however it will only be charged if the Contract Fund is less than $10,000.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--((base period return + 1) 365/7)--1.

The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARISONS

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

E. FINANCIAL STATEMENTS


The consolidated financial statements of Prudential and its subsidiaries included herein should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts.


                                               FINANCIAL STATEMENTS OF THE PRUDENTIAL
                                           QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1997

                                                                                       SUBACCOUNTS
                                                    --------------------------------------------------------------------------------
                                                         MONEY              DIVERSIFIED                                 FLEXIBLE
                                                        MARKET                 BOND                 EQUITY               MANAGED
                                                    --------------        --------------        --------------       --------------
ASSETS
 Investment in shares of The Prudential
  Series Fund, Inc. Portfolios at net
   asset value [Note 3] ..........................  $   88,646,379        $  109,177,693        $  950,401,401       $1,015,470,797
 Receivable from The Prudential Insurance
  Company of America [Note 2] ....................               0                     0             2,523,078                    0
                                                    --------------        --------------        --------------       --------------
  Net Assets .....................................  $   88,646,379        $  109,177,693        $  952,924,479      $1,015,470,797
                                                    ==============        ==============        ==============       ==============
NET ASSETS, representing:
 Equity of Contract owners .......................  $   88,132,326        $  108,966,218        $  952,904,382       $1,011,946,927
 Equity of annuitants ............................           3,365                 8,014                20,097               12,226
 Equity of The Prudential Insurance
  Company of America .............................         510,688               203,461                     0            3,511,644
                                                    --------------        --------------        --------------       --------------
                                                    $   88,646,379        $  109,177,693        $  952,924,479       $1,015,470,797
                                                    ==============        ==============        ==============       ==============



STATEMENTS OF OPERATIONS
For the year ended December 31, 1997

                                                                                       SUBACCOUNTS
                                                    -------------------------------------------------------------------------------
                                                        MONEY              DIVERSIFIED                                  FLEXIBLE
                                                        MARKET                 BOND                 EQUITY               MANAGED
                                                    --------------        --------------        --------------       --------------
INVESTMENT INCOME
 Dividend distributions received .................  $    5,190,787        $    8,063,460        $   20,914,790       $   30,217,730

EXPENSES
 Charges to Contract owners and annuitants
  for assuming mortality risk and expense risk
  [Note 5A] ......................................       1,161,264             1,322,355            10,832,839           12,011,141
                                                    --------------        --------------        --------------       --------------
NET INVESTMENT INCOME (LOSS) .....................       4,029,523             6,741,105            10,081,951           18,206,589
                                                    --------------        --------------        --------------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Capital gains distributions received ...........               0             1,281,608            51,646,191          153,465,362
  Realized gain on shares redeemed
   [average cost basis] ..........................               0               442,346            20,901,819           20,572,745
  Net change in unrealized gain (loss)
   on investments ................................               0              (719,252)          104,089,968          (38,310,295)
                                                    --------------        --------------        --------------       --------------
NET GAIN (LOSS) ON INVESTMENTS ...................               0             1,004,702           176,637,978          135,727,812
                                                    --------------        --------------        --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................  $    4,029,523        $    7,745,807        $  186,719,929       $  153,934,401
                                                    ==============        ==============        ==============       ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A1


                                                                               SUBACCOUNTS (CONTINUED)
                                                     ---------------------------------------------------------------------------
                                                                              HIGH
                                                       CONSERVATIVE           YIELD               STOCK               EQUITY
                                                         BALANCED             BOND                INDEX               INCOME
                                                     --------------      --------------       --------------      --------------
ASSETS
 Investment in shares of The Prudential
  Series Fund, Inc. Portfolios at net
   asset value [Note 3] .........................    $  927,681,496      $   66,587,734       $  341,007,463      $  281,277,860
 Receivable from The Prudential Insurance
  Company of America [Note 2] ...................                 0                   0                    0                   0
                                                     --------------      --------------       --------------      --------------

 Net Assets .....................................    $  927,681,496      $   66,587,734       $  341,007,463      $  281,277,860
                                                     ==============      ==============       ==============      ==============
NET ASSETS, representing:
 Equity of Contract owners ......................    $  926,443,942      $   66,561,478       $  340,702,763      $  281,019,550
 Equity of annuitants ...........................           106,462                   0                    0                   0
 Equity of The Prudential Insurance
  Company of America ............................         1,131,092              26,256              304,700             258,310
                                                     --------------      --------------       --------------      --------------
                                                     $  927,681,496      $   66,587,734       $  341,007,463      $  281,277,860
                                                     ==============      ==============       ==============      ==============


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997



                                                                                SUBACCOUNTS (CONTINUED)
                                                     ---------------------------------------------------------------------------
                                                                               HIGH
                                                       CONSERVATIVE            YIELD                STOCK               EQUITY
                                                         BALANCED              BOND                 INDEX               INCOME
                                                     --------------      --------------       --------------      --------------
INVESTMENT INCOME
 Dividend distributions received ................    $   42,913,076      $    6,119,349       $    4,550,855      $    6,312,367

EXPENSES
 Charges to Contract owners and annuitants
  for assuming mortality risk and expense risk
  [Note 5A] .....................................        11,148,910             771,136            3,580,355           2,867,238
                                                     --------------      --------------       --------------      --------------
NET INVESTMENT INCOME (LOSS) ....................        31,764,166           5,348,213              970,500           3,445,129
                                                     --------------      --------------       --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Capital gains distributions received ..........       100,449,018                   0            9,466,636          25,262,802
  Realized gain on shares redeemed
   [average cost basis] .........................        13,781,187              72,721            3,836,378           1,814,272
  Net change in unrealized gain (loss)
   on investments ...............................       (39,385,264)          2,192,224           64,776,170          40,948,076
                                                     --------------      --------------       --------------      --------------
NET GAIN (LOSS) ON INVESTMENTS ..................        74,844,941           2,264,945           78,079,184          68,025,150
                                                     --------------      --------------       --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ......................    $  106,609,107      $    7,613,158       $   79,049,684      $   71,470,279
                                                     ==============      ==============       ==============      ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A2




                                                                          SUBACCOUNTS (CONTINUED)
                                                      ----------------------------------------------------------

                                                          NATURAL                                   GOVERNMENT
                                                         RESOURCES              GLOBAL                INCOME
                                                      --------------        --------------        --------------
 Investment in shares of The Prudential
  Series Fund, Inc. Portfolios at net
   asset value [Note 3] .........................     $   65,562,868        $   98,738,739        $   74,647,615
 Receivable from The Prudential Insurance
  Company of America [Note 2] ...................                  0                     0                     0
                                                      --------------        --------------        --------------
 Net Assets .....................................     $   65,562,868        $   98,738,739        $   74,647,615
                                                      ==============        ==============        ==============
NET ASSETS, representing:
 Equity of Contract owners ......................     $   65,492,845        $   98,697,126        $   74,495,134
 Equity of annuitants ...........................                  0                     0                     0
 Equity of The Prudential Insurance
  Company of America ............................             70,023                41,613               152,481
                                                      --------------        --------------        --------------
                                                      $   65,562,868        $   98,738,739        $   74,647,615
                                                      ==============        ==============        ==============


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997


                                                                          SUBACCOUNTS (CONTINUED)
                                                      ----------------------------------------------------------

                                                         NATURAL                                    GOVERNMENT
                                                        RESOURCES               GLOBAL                INCOME
                                                     ---------------        --------------        --------------
INVESTMENT INCOME
 Dividend distributions received ................     $      397,999        $    1,228,942        $    4,969,983

EXPENSES
 Charges to Contract owners and annuitants
  for assuming mortality risk and expense risk
  [Note 5A] .....................................            938,401             1,217,185               926,258
                                                      --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS) ....................           (540,402)               11,757             4,043,725
                                                      --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Capital gains distributions received ..........          8,396,574             4,713,287                     0
  Realized gain on shares redeemed
   [average cost basis] .........................          1,365,162             1,459,266                43,960
  Net change in unrealized gain (loss)
   on investments ...............................        (18,726,364)             (961,981)            2,028,538
                                                      --------------        --------------        --------------
NET GAIN (LOSS) ON INVESTMENTS ..................         (8,964,628)            5,210,572             2,072,498
                                                     ---------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ......................    $    (9,505,030)       $    5,222,329        $    6,116,223
                                                     ===============        ==============        ==============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A1


                                                                SUBACCOUNTS (CONTINUED)
                                                          ------------------------------------
                                                                                    SMALL
                                                           PRUDENTIAL          CAPITALIZATION
                                                            JENNISON                STOCK
                                                          --------------        --------------
ASSETS
 Investment in shares of The Prudential
  Series Fund, Inc. Portfolios at net
   asset value [Note 3] ...............................   $   62,424,137        $   45,671,632
 Receivable from The Prudential Insurance
  Company of America [Note 2] .........................                0                     0
                                                          --------------        --------------
  Net Assets ...........................................   $   62,424,137        $   45,671,632
                                                          ==============        ==============
NET ASSETS, representing:
 Equity of Contract owners ............................   $   62,293,169        $   45,266,571
 Equity of annuitants                                                  0                     0
 Equity of The Prudential Insurance
  Company of America ..................................          130,968               405,061
                                                          --------------        --------------
                                                          $   62,424,137        $   45,671,632
                                                          ==============        ==============


STATEMENTS OF OPERATIONS
For the year ended December 31, 1997



                                                                  SUBACCOUNTS (CONTINUED)
                                                          ------------------------------------
                                                                                     SMALL
                                                            PRUDENTIAL          CAPITALIZATION
                                                             JENNISON                STOCK
                                                          --------------        --------------
INVESTMENT INCOME
 Dividend distributions received ......................   $      113,992        $      216,386

EXPENSES
 Charges to Contract owners and annuitants
  for assuming mortality risk and expense risk
  [Note 5A] ...........................................          562,277               378,112
                                                          --------------        --------------

NET INVESTMENT INCOME (LOSS) ..........................         (448,285)             (161,726)
                                                          --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Capital gains distributions received ................        3,515,075             3,056,348
  Realized gain on shares redeemed
   [average cost basis] ...............................          121,331                80,931
  Net change in unrealized gain (loss)
   on investments .....................................        8,270,011             3,628,907
                                                          --------------        --------------
NET GAIN (LOSS) ON INVESTMENTS ........................       11,906,417             6,766,186
                                                         ---------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................   $   11,458,132        $    6,604,460
                                                          ==============        ==============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A2





                                                                     FINANCIAL STATEMENTS OF THE PRUDENTIAL
                                                                 QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and 1996

                                                                                       SUBACCOUNTS
                                                       ------------------------------------------------------------------------

                                                                 MONEY MARKET                           DIVERSIFIED BOND
                                                       --------------------------------        --------------------------------
                                                           1997                1996                1997                1996
                                                       ------------        ------------        ------------        ------------
OPERATIONS:
 Net investment income (loss) ......................   $  4,029,523        $  3,868,971        $  6,741,105        $  5,912,620
 Capital gains distributions received ..............              0                   0           1,281,608                   0
 Realized gain (loss) on shares redeemed
  [average cost basis] .............................              0                   0             442,346             101,250)
 Net change in unrealized gain (loss)
  on investments ...................................              0                   0            (719,252)         (2,387,656)
                                                       ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ........................................      4,029,523           3,868,971           7,745,807           3,626,214
                                                       ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [Note 7] ................................    (18,675,537)           (120,981)        (13,821,415)            208,857
                                                       ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
 TRANSFERS [Note 8] ................................        203,802            (316,589)            390,770            (342,954)
                                                       ------------        ------------        ------------        ------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS ........................................    (14,442,212)          3,431,401          (5,684,838)          3,492,117

NET ASSETS:
 Beginning of year .................................    103,088,591          99,657,190         114,862,531         111,370,414
                                                       ------------        ------------        ------------        ------------
 End of year .......................................   $ 88,646,379        $103,088,591        $109,177,693        $114,862,531
                                                       ============        ============        ============        ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A3



                                                                               SUBACCOUNTS (CONTINUED)
                                                       -----------------------------------------------------------------------------

                                                                  EQUITY                                 FLEXIBLE MANAGED
                                                       --------------------------------        ------------------------------------
                                                           1997                1996                 1997                   1996
                                                       ------------        ------------        --------------          ------------
OPERATIONS:
 Net investment income (loss) ......................   $ 10,081,951        $  9,605,966        $   18,206,589          $ 17,268,538
 Capital gains distributions received ..............     51,646,191          71,638,260           153,465,362            90,320,406
 Realized gain (loss) on shares redeemed
  [average cost basis] .............................     20,901,819           1,739,262            20,572,745             4,360,663
 Net change in unrealized gain (loss)
  on investments ...................................    104,089,968          33,745,472           (38,310,295)           (5,934,350)
                                                       ------------        ------------        --------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ........................................    186,719,929         116,728,960           153,934,401           106,015,257
                                                       ------------        ------------        --------------          ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [Note 7] ................................    (45,956,053)         41,572,178           (97,891,163)          (14,100,008)
                                                       ------------        ------------        --------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
  TRANSFERS [Note 8] ...............................     (1,007,029)           (220,940)           (1,023,697)            3,961,264
                                                       ------------        ------------        --------------          ------------

TOTAL INCREASE (DECREASE) IN
 NET ASSETS ........................................    139,756,847         158,080,198            55,019,541            95,876,513

NET ASSETS:
 Beginning of year .................................    813,167,632         655,087,434           960,451,256           864,574,743
                                                       ------------        ------------        --------------          ------------
 End of year .......................................   $952,924,479        $813,167,632        $1,015,470,797          $960,451,256
                                                       ============        ============        ==============          ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A4



                                                                                  SUBACCOUNTS (CONTINUED)
                                                        ---------------------------------------------------------------------------

                                                               CONSERVATIVE BALANCED                      HIGH YIELD BOND
                                                        ----------------------------------       ----------------------------------
                                                             1997                 1996              1997                  1996
                                                        ------------          ------------       ------------          ------------
OPERATIONS:
 Net investment income (loss) ......................    $ 31,764,166          $ 25,495,070       $  5,348,213          $  5,059,233
 Capital gains distributions received ..............     100,449,018            55,896,831                  0                     0
 Realized gain (loss) on shares redeemed
  [average cost basis] .............................      13,781,187             3,695,555             72,721               (56,165)
 Net change in unrealized gain (loss)
  on investments ...................................     (39,385,264)            9,261,394          2,192,224               555,844
                                                        ------------          ------------       ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ........................................     106,609,107            94,348,850          7,613,158             5,558,912
                                                        ------------          ------------       ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [Note 7] ................................     (93,909,090)          (18,100,424)        (2,279,208)              407,153
                                                        ------------          ------------       ------------          ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
 TRANSFERS [Note 8] ................................          (1,000)              662,063           (176,656)               48,023
                                                        ------------          ------------       ------------          ------------

TOTAL INCREASE (DECREASE) IN
 NET ASSETS ........................................      12,699,017            76,910,489          5,157,294             6,014,088

NET ASSETS:
 Beginning of year .................................     914,982,479           838,071,990         61,430,440            55,416,352
                                                        ------------          ------------       ------------          ------------
 End of year
                                                        $927,681,496          $914,982,479       $ 66,587,734          $ 61,430,440
                                                        ============          ============       ============          ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A3




                                                           SUBACCOUNTS (CONTINUED)
                                                      ----------------------------------
                                                                 STOCK INDEX
                                                      ----------------------------------
                                                          1997                  1996
                                                      ------------          ------------
OPERATIONS:
 Net investment income (loss) .....................   $    970,500          $  1,464,800
 Capital gains distributions received .............      9,466,636             2,734,020
 Realized gain (loss) on shares redeemed
  [average cost basis] ............................      3,836,378               356,328
 Net change in unrealized gain (loss)
  on investments ..................................     64,776,170            34,726,603
                                                      ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS .......................................     79,049,684            39,281,751
                                                      ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [Note 7] ...............................     19,711,874            36,331,472
                                                      ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
 TRANSFERS [Note 8] ...............................       (880,518)              225,226
                                                      ------------          ------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS .......................................     97,881,040            75,838,449

NET ASSETS:
 Beginning of year ................................    243,126,423           167,287,974
                                                      ------------          ------------
 End of year ......................................   $341,007,463          $243,126,423
                                                      ============          ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A4




                                                         FINANCIAL STATEMENTS OF THE PRUDENTIAL
                                                     QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1997 and 1996

                                                                             SUBACCOUNTS (CONTINUED)
                                                  ------------------------------------------------------------------------
                                                          EQUITY INCOME                         NATURAL RESOURCES
                                                  --------------------------------        --------------------------------
                                                        1997                1996                1997                1996
                                                  ------------        ------------        ------------        ------------
OPERATIONS:
 Net investment income (loss) ..................   $  3,445,129        $  4,171,902        $   (540,402)       $   (318,323)
 Capital gains distributions received ..........     25,262,802           6,252,424           8,396,574           8,837,339
 Realized gain (loss) on shares redeemed
  [average cost basis] .........................      1,814,272             472,963           1,365,162             224,441
 Net change in unrealized gain (loss)
  on investments ...............................     40,948,076          22,603,107         (18,726,364)          6,868,989
                                                   ------------        ------------        ------------        ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ....................................     71,470,279          33,500,396          (9,505,030)         15,612,446
                                                   ------------        ------------        ------------        ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [NOTE 7] ............................      9,822,386           4,748,035            (214,673)          8,503,047
                                                   ------------        ------------        ------------        ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
 TRANSFERS [NOTE 8] ............................        198,852            (274,050)           (614,926)            611,794
                                                   ------------        ------------        ------------        ------------

TOTAL INCREASE (DECREASE) IN
 NET ASSETS ....................................     81,491,517          37,974,381         (10,334,629)         24,727,287


NET ASSETS:
 Beginning of year .............................    199,786,343         161,811,962          75,897,497          51,170,210
                                                   ------------        ------------        ------------        ------------
 End of year ...................................   $281,277,860        $199,786,343        $ 65,562,868        $ 75,897,497
                                                   ============        ============        ============        ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A5


                                                                                SUBACCOUNTS (CONTINUED)
                                                  ----------------------------------------------------------------------------
                                                              GLOBAL                                GOVERNMENT INCOME
                                                  --------------------------------          ----------------------------------
                                                      1997               1996                  1997                  1996
                                                  ------------        ------------          ------------          ------------

OPERATIONS:
 Net investment income (loss) ..................   $     11,757        $  1,219,856          $  4,043,725          $  4,672,664
 Capital gains distributions received ..........      4,713,287           1,412,191                     0                     0
 Realized gain (loss) on shares redeemed
  [average cost basis] .........................      1,459,266             155,205                43,960               133,813
 Net change in unrealized gain (loss)
  on investments ...............................       (961,981)         10,971,802             2,028,538            (3,953,017)
                                                   ------------        ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ....................................      5,222,329          13,759,054             6,116,223               853,460
                                                   ------------        ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [NOTE 7] ............................      1,219,465           9,591,553           (19,632,658)           (7,464,442)
                                                   ------------        ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
 TRANSFERS [NOTE 8] ............................       (112,280)             73,327            (1,117,084)              373,815
                                                   ------------        ------------          ------------          ------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS ....................................      6,329,514          23,423,934           (14,633,519)           (6,237,167)

NET ASSETS:
 Beginning of year .............................     92,409,225          68,985,291            89,281,134            95,518,301
                                                   ------------        ------------          ------------          ------------
 End of year ...................................   $ 98,738,739        $ 92,409,225          $ 74,647,615          $ 89,281,134
                                                   ============        ============          ============          ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A6



                                                                                SUBACCOUNTS (CONTINUED)
                                                    ------------------------------------------------------------------------------

                                                             PRUDENTIAL JENNISON                  SMALL CAPITALIZATION STOCK
                                                    ----------------------------------          ----------------------------------
                                                        1997                  1996                  1997                  1996
                                                    ------------          ------------          ------------          ------------
OPERATIONS:
 Net investment income (loss) ..................    $   (448,285)         $   (171,059)         $   (161,726)         $    (27,831)
 Capital gains distributions received ..........       3,515,075                     0             3,056,348               335,060
 Realized gain (loss) on shares redeemed
  [average cost basis] .........................         121,331                (4,811)               80,931                29,851
 Net change in unrealized gain (loss)
  on investments ...............................       8,270,011             2,471,948             3,628,907             1,514,099
                                                    ------------          ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS ....................................      11,458,132             2,296,078             6,604,460             1,851,179
                                                    ------------          ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM PREMIUM
 PAYMENTS AND OTHER OPERATING
 TRANSFERS [NOTE 7] ............................      20,013,208            22,189,739            19,746,456            12,775,405
                                                    ------------          ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM EQUITY
 TRANSFERS [NOTE 8] ............................        (411,931)             (251,305)               12,656                87,525
                                                    ------------          ------------          ------------          ------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS ....................................      31,059,409            24,234,512            26,363,572            14,714,109

NET ASSETS:
 Beginning of year .............................      31,364,728             7,130,216            19,308,060             4,593,951
                                                    ------------          ------------          ------------          ------------
 End of year ...................................    $ 62,424,137          $ 31,364,728          $ 45,671,632          $ 19,308,060
                                                    ============          ============          ============          ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A7 THROUGH A12.


                                       A6

                        NOTES TO FINANCIAL STATEMENTS OF
          THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1997

NOTE 1: GENERAL

               The Prudential Qualified Individual Variable Contract Account ("the Account") of The Prudential Insurance Company of America ("Prudential") was established on October 12, 1982 by a resolution of Prudential's Board of Directors in conformity with insurance laws of the State of New Jersey. The assets of the Account are segregated from Prudential's other assets.

               The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are thirteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

               The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

               Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

               Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

               Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

               Equity of The Prudential Insurance Company of America--Prudential maintains a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions, and expense processing. Prudential monitors the balance daily and transfers funds based upon anticipated activity. At times, Prudential may owe an amount to the Account which, is reflected in the Account's Statements of Net Assets as a receivable from Prudential. The receivable does not have an effect on the Contract owner's account or the related unit value.

               Equity of Annuitants--Equity of annuitants represents reserve for amounts currently payable to certain Contract owners and is estimated using the following factors: the 1983 A Mortality Table, the investment results of annuitants' subaccounts, an assumed investment result of 3.5% and various valuation interest rates ranging from 6.5% to 11%, depending on the Contract's year of issue.

                                       A7




NOTE 3: INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

               The net asset value per share for each portfolio of the Series
               Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1997 were as follows:

                                                                                   PORTFOLIOS
                                                ------------------------------------------------------------------------------------
                                                   MONEY          DIVERSIFIED                          FLEXIBLE        CONSERVATIVE
                                                   MARKET            BOND            EQUITY             MANAGED           BALANCED
                                                -----------      ------------     ------------        ------------      ------------

                Number of shares:                 8,864,638         9,905,569       30,589,934          58,764,683        61,968,459
                Net asset value per share:      $  10.00000      $   11.02185     $   31.06909        $   17.28029      $   14.97022
                Cost:                           $88,646,379      $107,800,643     $654,275,853        $931,344,271      $887,109,173


                                                                             PORTFOLIOS (CONTINUED)
                                                ------------------------------------------------------------------------------------
                                                 HIGH YIELD          STOCK           EQUITY             NATURAL
                                                    BOND             INDEX           INCOME            RESOURCES          GLOBAL
                                                -----------      ------------     ------------        ------------      ------------
                Number of shares:                 8,175,761        11,284,329       12,564,131           4,300,823         5,508,906
                Net asset value per share:      $   8.14453      $   30.21956     $   22.38737        $   15.24426      $   17.92348
                Cost:                           $66,074,566      $190,562,421     $204,693,916        $ 68,773,404      $ 82,324,883


                                                             PORTFOLIOS (CONTINUED)
                                                ---------------------------------------------------
                                                                                          SMALL
                                                 GOVERNMENT         PRUDENTIAL       CAPITALIZATION
                                                   INCOME            JENNISON             STOCK
                                                -----------        ------------      --------------
                Number of shares:                 6,478,219           3,520,520          2,866,833
                Net asset value per share:      $  11.52286        $   17.73151       $   15.93104
                Cost:                           $73,088,612        $ 51,467,871       $ 40,397,783


NOTE 4: CONTRACT OWNER UNIT INFORMATION

               Outstanding Contract owner units, unit values and total value of Contract owner equity at December 31, 1997 were as follows:


                                                                          SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                            MONEY           DIVERSIFIED                              FLEXIBLE          CONSERVATIVE
                                           MARKET              BOND              EQUITY              MANAGED             BALANCED
                                      --------------     --------------      --------------      --------------       --------------

Contract Owner Units Outstanding ...  42,127,658.933     33,970,625.907     136,204,888.393     222,907,582.475      241,343,776.589
Unit Value .........................  $      2.09203     $      3.20766     $       6.99611     $       4.53976      $       3.83869
                                      --------------     --------------      --------------      --------------       --------------
TOTAL CONTRACT OWNER EQUITY ........  $   88,132,326     $  108,966,218     $   952,904,382     $ 1,011,946,927      $   926,443,942
                                      ==============     ==============     ===============     ===============      ===============


                                                                        SUBACCOUNTS (CONTINUED)
                                      ----------------------------------------------------------------------------------------------
                                           HIGH
                                           YIELD              STOCK              EQUITY              NATURAL
                                           BOND               INDEX              INCOME             RESOURCES             GLOBAL
                                      --------------     --------------      --------------      --------------       --------------
Contract Owner Units Outstanding ...  28,839,212.159     89,281,290.986      68,401,048.047      26,401,911.223       51,481,170.376
Unit Value .........................  $      2.30802     $      3.81606      $      4.10841      $      2.48061       $      1.91715
                                      --------------     --------------      --------------      --------------       --------------
TOTAL CONTRACT OWNER EQUITY ........  $   66,561,478     $  340,702,763      $  281,019,550      $   65,492,845       $   98,697,126
                                      ==============     ==============      ==============      ==============       ==============


                                                   SUBACCOUNTS (CONTINUED)
                                      -----------------------------------------------------
                                                                                  SMALL
                                        GOVERNMENT         PRUDENTIAL        CAPITALIZATION
                                          INCOME            JENNISON              STOCK
                                      --------------     --------------      --------------
Contract Owner Units Outstanding ...  39,604,005.487     34,004,120.933      25,991,072.110
Unit Value .........................  $      1.88100     $      1.83193      $      1.74162
                                      --------------     --------------      --------------
TOTAL CONTRACT OWNER EQUITY ........  $   74,495,134     $   62,293,169      $   45,266,571
                                      ==============     ==============      ==============


                                       A8

NOTE 5: CHARGES AND EXPENSES

          A.   Mortality Risk and Expense Risk

               The mortality risk and expense risk charges at effective annual rates of 0.8% and 0.4%, respectively (for a total of 1.2% per year), are applied daily against the net assets representing equity of Contract owners and annuitants held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1997, the amount of these charges paid to Prudential was $47,717,471.

          B.   Deferred Sales Charges

               Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon withdrawals of certain purchase payments to compensate Prudential for sales and other marketing expenses. The amount of any sales charge will depend on the amount withdrawn and the number of Contract years that have elapsed since the Contract owner or annuitant made the purchase payments deemed to be withdrawn. No sales charge is made against the withdrawal of investment income. A reduced sales charge is imposed in connection with the withdrawal of a purchase payment to effect an annuity if three or more Contract years have elapsed since the Contract date, unless the annuity effected is an annuity certain. No sales charge is imposed upon death benefit payments or upon transfers made between subaccounts. For 1997, the amount of these charges paid to Prudential was $ 5,623,303.

          C.   Annual Maintenance Charge

               An annual maintenance charge of $30 will be deducted if and only if the Contract fund is less than $10,000 on a Contract anniversary or at the time a full withdrawal is effected, including a withdrawal to effect an annuity. The charge is made by reducing accumulation units credited to a Contract owner's account. For 1997, the amount of these charges paid to Prudential was $3,965,577.

NOTE 6: TAXES

               Prudential is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


                                       A9



NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS
        AND OTHER OPERATING TRANSFERS

        The following amounts represent Contract owner activity components for the year ended December 31, 1997:

                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                              MONEY          DIVERSIFIED                             FLEXIBLE          CONSERVATIVE
                                              MARKET             BOND              EQUITY             MANAGED            BALANCED
                                          ------------       ------------       -------------      --------------     -------------
Contract Owner Net Payments ...........   $ 10,990,988       $  5,862,238       $  58,657,217      $   49,824,976     $  45,684,119
Annuity Payments ......................   $       (540)      $     (1,116)      $     (21,494)     $       (2,111)     $    (14,767)
Surrenders, Withdrawals, and Death
  Benefits.............................   $(21,067,761)      $(14,370,705)      $(103,851,662)     $ (130,676,366)    $(120,476,315)
Net Transfers From (To) Other
  Subaccounts or Fixed Rate Options ...   $ (8,506,500)      $ (5,196,435)      $     186,285       $ (15,933,359)    $ (18,275,790)
Administrative and Other Charges ......   $    (91,724)      $   (115,397)      $    (926,399)      $  (1,104,303)    $    (826,337)


                                                                           SUBACCOUNTS (CONTINUED)
                                          ------------------------------------------------------------------------------------------
                                           HIGH YIELD           STOCK              EQUITY              NATURAL
                                              BOND              INDEX              INCOME             RESOURCES            GLOBAL
                                          ------------       ------------       -------------      --------------     -------------
Contract Owner Net Payments ...........    $ 3,763,166       $ 27,962,220        $ 17,789,866         $ 8,000,090      $  9,745,717
Annuity Payment .......................    $         0       $          0        $          0         $         0      $          0
Surrenders, Withdrawals, and Death
  Benefits.............................    $(8,153,956)      $(31,257,264)       $(23,882,445)        $(9,050,752)     $(10,641,562)
Net Transfers From (To) Other
  Subaccounts or Fixed Rate Options ...    $ 2,166,876       $ 23,278,721        $ 16,113,684         $   916,021      $  2,224,474
Administrative and Other Charges ......    $   (55,294)      $   (271,803)       $   (198,719)        $   (80,032)     $   (109,164)


                                                       SUBACCOUNTS (CONTINUED)
                                          ---------------------------------------------------
                                                                                     SMALL
                                           GOVERNMENT         PRUDENTIAL        CAPITALIZATION
                                             INCOME            JENNISON              STOCK
                                          ------------       ------------       -------------
Contract Owner Net Payments ...........   $  2,877,055        $11,269,475        $  8,062,707
Annuity Payments ......................   $          0        $         0        $          0
Surrenders, Withdrawals, and Death
  Benefits.............................   $(10,752,082)       $(4,338,217)       $ (2,644,900)
Net Transfers From (To) Other
  Subaccounts or Fixed Rate Options ...   $(11,681,296)       $13,150,606        $ 14,370,063
Administrative and Other Charges ......   $    (76,335)       $   (68,656)       $    (41,414)

NOTE 8: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

        The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Prudential to (from) the Account.

                                     A10

NOTE 9: UNIT ACTIVITY

                Transactions in units (including transfers among subaccounts) for the years ended December 31, 1997 and 1996 were as follows:



                                                                       SUBACCOUNTS
                    --------------------------------------------------------------------------------------------------------------
                                   MONEY                               DIVERSIFIED
                                  MARKET                                   BOND                                 EQUITY
                    ----------------------------------      ---------------------------------    ---------------------------------
                          1997               1996                1997               1996               1997              1996
                    --------------      --------------      --------------     --------------    ---------------   ---------------
Contract Owner
 Contributions ...   35,191,348.112      35,981,599.223       4,259,556.437      6,988,089.494     16,724,804.629    24,837,176.231
Contract Owner
 Redemptions .....  (44,076,527,515)    (36,107,788.198)     (8,657,580.311)    (6,908,396.604)   (23,295,870.486)  (16,645,915.104)


                                                             SUBACCOUNTS (CONTINUED)
                    --------------------------------------------------------------------------------------------------------------
                                FLEXIBLE                              CONSERVATIVE                         HIGH YIELD
                                 MANAGED                                BALANCED                              BOND
                    ----------------------------------      ---------------------------------    ---------------------------------
                         1997              1996                1997               1996               1997              1996
                    --------------      --------------      --------------     --------------    ---------------   ---------------
Contract Owner
 Contributions ...   17,415,276.883      26,959,138.268      19,501,115.008     32,422,059.817      7,088,747.106     6,742,010.311
Contract Owner
 Redemptions .....  (39,856,393.661)    (30,687,992.089)    (44,796,100.035)   (37,964,064.423)    (8,018,827.282)   (6,548,097.056)


                                                                  SUBACCOUNTS (CONTINUED)
                    --------------------------------------------------------------------------------------------------------------
                                   STOCK                                 EQUITY                               NATURAL
                                   INDEX                                 INCOME                              RESOURCES
                    ----------------------------------      ---------------------------------    ---------------------------------
                          1997              1996                1997               1996               1997              1996
                    --------------      --------------      --------------     --------------    ---------------   ---------------
Contract Owner
 Contributions ...   22,493,122.043      23,869,769.506      13,310,352.076     11,762,611.099      8,354,859.817     7,742,905.812
Contract Owner
 Redemptions .....  (16,326,245.940)     (9,938,253.841)    (10,485,668.758)    (9,954,964.529)    (8,419,776.909)   (4,518,525.468)


                                                                  SUBACCOUNTS (CONTINUED)
                    --------------------------------------------------------------------------------------------------------------
                                                                       GOVERNMENT                           PRUDENTIAL
                                   GLOBAL                                INCOME                              JENNISON
                    ----------------------------------      ---------------------------------    ---------------------------------
                         1997                1996                1997               1996               1997              1996
                    --------------      --------------      --------------     --------------    ---------------   ---------------
Contract Owner
 Contributions ...   13,454,213.274      15,062,725.819       3,621,535.347      6,188,243.536     19,398,286.999    21,865,155.111
Contract Owner
 Redemptions .....  (12,650,288.119)     (9,253,387.983)    (14,672,784.653)   (10,583,251.083)    (7,265,301.741)   (5,031,666.389)



                             SUBACCOUNTS (CONTINUED)
                     ------------------------------------
                                     SMALL
                                 CAPITALIZATION
                                     STOCK
                     ------------------------------------
                           1997                 1996
                     --------------        --------------
Contract Owner
 Contributions ...   18,837,625.472        12,879,812.931
Contract Owner
 Redemptions .....   (6,269,620.626)       (3,046,687.889)


                                      A11

NOTE 10: PURCHASES AND SALES OF INVESTMENTS

         The aggregate costs of purchases and proceeds from sales of investments in the Series Fund were as follows:


                                                                                   PORTFOLIOS
                                              ------------------------------------------------------------------------------------
                                                 MONEY           DIVERSIFIED                         FLEXIBLE       CONSERVATIVE
                                                 MARKET              BOND            EQUITY            MANAGED         BALANCED
                                              ------------       ------------     ------------     -------------     -------------
For the year ended December 31, 1997
 Purchases ................................   $ 13,408,000       $    813,000     $  3,677,000     $     294,000     $           0
 Sales ....................................   $(33,041,000)      $(15,566,000)    $(63,996,000)    $(111,220,000)    $(105,059,000)


                                                                          PORTFOLIOS (CONTINUED)
                                              ------------------------------------------------------------------------------------
                                                HIGH YIELD            STOCK           EQUITY            NATURAL
                                                   BOND               INDEX           INCOME           RESOURCES         GLOBAL
                                              ------------       ------------     ------------     -------------     -------------
For the year ended December 31, 1997
 Purchases ................................   $  4,237,000        $24,058,000      $13,010,000      $  6,557,000       $ 6,305,000
 Sales ....................................   $ (7,464,000)       $(8,807,000)     $(5,856,000)     $ (8,325,000)      $(6,415,000)


                                                            PORTFOLIOS (CONTINUED)
                                              ------------------------------------------------
                                                                                      SMALL
                                                GOVERNMENT         PRUDENTIAL     CAPITALIZATION
                                                  INCOME            JENNISON          STOCK
                                              ------------        -----------      -----------
For the year ended December 31, 1997
 Purchases ................................   $          0        $19,705,000      $19,865,000
 Sales ....................................   $(21,676,000)       $  (666,000)     $  (484,000)



                                      A12

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Prudential Qualified Individual Variable Contract Account and the Board of Directors of The Prudential Insurance Company of America

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market, Diversified Bond, Equity, Flexible Managed, Conservative Balanced, High Yield Bond, Stock Index, Equity Income, Natural Resources, Global, Government Income, Prudential Jennison and Small Capitalization Stock Subaccounts of the Prudential Qualified Individual Variable Contract Account at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Prudential Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1997, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
New York, New York
March 20, 1998


                                      A13

                       REPORT OF INDEPENDENT ACCOUNTANTS
                       ---------------------------------


March 5, 1998

To the Board of Directors and Policyholders of The Prudential Insurance Company of America

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Prudential Insurance Company of America and its subsidiaries at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
The Prudential Insurance Company of America
Newark, New Jersey

We have audited the accompanying consolidated statements of operations, changes in equity, and cash flows of The Prudential Insurance Company of America and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated statements of operations, changes in equity, and cash flows present fairly, in all material respects, the results of operations and cash flows of The Prudential Insurance Company of America and subsidiaries for the year ended December 31, 1995 in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
June 4, 1997


                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                        CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
                                          DECEMBER 31, 1997 AND 1996 (IN MILLIONS)

                                                                                                   1997               1996
                                                                                                -----------        -----------
ASSETS
  Fixed maturities:
    Available for sale, at fair value (amortized cost, 1997: $71,496; 1996: $64,545) .......... $    75,270        $    66,553
    Held to maturity, at amortized cost (fair value, 1997: $19,894; 1996: $21,362) ............      18,700             20,403
  Trading account assets, at fair value........................................................       6,044              4,219
  Equity securities, available for sale, at fair value (cost, 1997: $2,376; 1996: $2,103) .....       2,810              2,622
  Mortgage loans on real estate ...............................................................      16,004             17,097
  Investment real estate ......................................................................       1,519              2,586
  Policy loans ................................................................................       6,827              6,692
  Securities purchased under agreements to resell .............................................       8,661              5,347
  Cash collateral for borrowed securities .....................................................       5,047              2,416
  Short-term investments ......................................................................      12,106              9,294
  Other long-term investments .................................................................       3,360              2,995
                                                                                                -----------        -----------
    Total investments .........................................................................     156,348            140,224

  Cash ........................................................................................       3,636              2,091
  Deferred policy acquisition costs ...........................................................       5,994              6,291
  Accrued investment income ...................................................................       1,909              1,828
  Receivables from broker-dealer clients ......................................................       6,273              5,281
  Other assets ................................................................................      11,276              9,990
  Separate Account assets .....................................................................      74,046             63,358
                                                                                                -----------        -----------
TOTAL ASSETS .................................................................................. $   259,482        $   229,063
                                                                                                ===========        ===========

LIABILITIES AND EQUITY

LIABILITIES
  Future policy benefits ...................................................................... $    65,581        $    63,955
  Policyholders' account balances .............................................................      32,941             36,009
  Other policyholders' liabilities ............................................................       6,659              6,043
  Policyholders' dividends ....................................................................       1,269                714
  Securities sold under agreements to repurchase ..............................................      12,347              7,503
  Cash collateral for loaned securities .......................................................      14,117              8,449
  Short-term debt .............................................................................       6,774              6,562
  Long-term debt ..............................................................................       4,273              3,760
  Income taxes payable ........................................................................         500              1,544
  Payables to broker-dealer clients ...........................................................       3,338              3,018
  Securities sold but not yet purchased .......................................................       3,533              1,900
  Other liabilities ...........................................................................      14,774              8,238
  Separate Account liabilities ................................................................      73,658             62,845
                                                                                                -----------        -----------
    TOTAL LIABILITIES .........................................................................     239,764            210,540
                                                                                                ===========        ===========

COMMITMENTS AND CONTINGENCIES (SEE NOTES 12, 13 AND 14)

EQUITY
  Retained earnings ...........................................................................      18,051             17,443
  Net unrealized investment gains .............................................................       1,752              1,136
  Foreign currency translation adjustments ....................................................         (85)               (56)
                                                                                                -----------        -----------
    TOTAL EQUITY ..............................................................................      19,718             18,523
                                                                                                -----------        -----------
TOTAL LIABILITIES AND EQUITY .................................................................. $   259,482        $   229,063
                                                                                                ===========        ===========


                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS




                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                            CONSOLIDATED STATEMENTS OF OPERATIONS
                                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)

                                                                                    1997            1996             1995
                                                                                ------------     -----------      -----------
REVENUES
  Premiums .................................................................... $     18,534     $    18,962      $    19,783
  Policy charges and fee income ...............................................        1,828           1,912            1,824
  Net investment income .......................................................        9,863           9,742           10,178
  Realized investment gains, net ..............................................        2,187           1,138            1,503
  Commissions and other income ................................................        4,661           4,521            3,952
                                                                                ------------     -----------      -----------
    Total revenues ............................................................       37,073          36,275           37,240
                                                                                ------------     -----------      -----------

BENEFITS AND EXPENSES
  Policyholders' benefits .....................................................       18,208          19,306           19,470
  Interest credited to policyholders' account balances ........................        2,043           2,251            2,739
  Dividends to policyholders ..................................................        2,429           2,339            2,317
  General and administrative expenses .........................................       11,926          10,875           10,345
  Sales practice remediation costs ............................................        1,640             410               --
                                                                                ------------     -----------      -----------
    Total benefits and expenses ...............................................       36,246          35,181           34,871
                                                                                ------------     -----------      -----------

INCOME FROM OPERATIONS BEFORE INCOME TAXES ....................................          827           1,094            2,369
                                                                                ------------     -----------      -----------
  Income taxes
    Current ...................................................................          (46)            406            1,293
    Deferred ..................................................................          263            (390)            (167)
                                                                                ------------     -----------      -----------
                                                                                         217              16            1,126
                                                                                ------------     -----------      -----------

NET INCOME .................................................................... $        610     $     1,078      $     1,243
                                                                                ============     ===========      ===========

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
           YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)



                                                                      FOREIGN           NET
                                                                      CURRENCY       UNREALIZED
                                                     RETAINED       TRANSLATION      INVESTMENT        TOTAL
                                                     EARNINGS       ADJUSTMENTS        GAINS           EQUITY
                                                    ---------       -----------      ----------      ---------
BALANCE, JANUARY 1, 1995 ........................   $  15,126       $     (42)       $      16       $  15,100
  Net income ....................................       1,243              --               --           1,243
  Change in foreign currency translation
    adjustments .................................          --              18               --              18
  Change in net unrealized investment gains .....          --              --            2,381           2,381
                                                    ---------       ---------        ---------       ---------

BALANCE, DECEMBER 31, 1995 ......................      16,369             (24)           2,397          18,742
  Net income ....................................       1,078              --               --           1,078
  Change in foreign currency translation
    adjustments .................................          --             (32)              --             (32)
  Change in net unrealized investment gains .....          --              --           (1,261)         (1,261)
  Additional pension liability adjustment .......          (4)             --               --              (4)
                                                    ---------       ---------        ---------       ---------

BALANCE, DECEMBER 31, 1996 ......................      17,443             (56)           1,136          18,523
  Net income ....................................         610              --               --             610
  Change in foreign currency translation
    adjustments .................................          --             (29)              --             (29)
  Change in net unrealized investment gains .....          --              --              616             616
  Additional pension liability adjustment .......          (2)             --               --              (2)
                                                    ---------       ---------        ---------       ---------
BALANCE, DECEMBER 31, 1997 ......................   $  18,051       $     (85)       $   1,752       $  19,718
                                                    =========       =========        =========       =========

                             SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
           YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)


                                                                        1997             1996             1995
                                                                     ----------        ---------        ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income .....................................................   $     610         $   1,078        $   1,243
  Adjustments to reconcile net income to
   net cash provided by operating activities:
    Realized investment gains, net ...............................      (2,187)           (1,138)          (1,503)
    Policy charges and fee income ................................        (258)             (208)            (201)
    Interest credited to policyholders' account balances .........       2,043             2,128            2,616
    Depreciation and amortization ................................         258               266              398
    Other, net ...................................................       4,681            (1,180)          (2,628)
    Loss (gain) on divestitures ..................................        --                (116)             297
    Change in:
      Deferred policy acquisition costs ..........................         143              (122)            (214)
      Policy liabilities and insurance reserves ..................       2,477             2,471            2,382
      Securities purchased under agreements to resell ............      (3,314)             (217)             461
      Trading account assets .....................................      (1,825)             (433)           2,579
      Income taxes receivable/payable ............................      (1,391)             (937)             194
      Cash collateral for borrowed securities ....................      (2,631)             (332)              25
      Broker-dealer client receivables/payables ..................        (672)             (607)            (420)
      Securities sold but not yet purchased ......................       1,633               251             (225)
      Securities sold under agreements to repurchase .............       4,844              (490)            (712)
                                                                     ---------         ---------        ---------
       CASH FLOWS FROM OPERATING ACTIVITIES ......................   $   4,411         $     414        $   4,292
                                                                     ---------         ---------        ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity of:
   Fixed maturities, available for sale ..........................   $ 123,550         $ 123,368        $  97,084
   Fixed maturities, held to maturity ............................       4,042             4,268            3,767
   Equity securities, available for sale .........................       2,572             2,162            2,370
   Mortgage loans on real estate .................................       4,299             5,731            5,553
   Investment real estate ........................................       1,842               615              435
   Other long-term investments ...................................       5,081             3,203            3,385
   Divestitures ..................................................        --                  52              790
  Payments for the purchase of:
   Fixed maturities, available for sale ..........................    (129,854)         (125,093)        (101,197)
   Fixed maturities, held to maturity ............................      (2,317)           (2,844)          (6,803)
   Equity securities, available for sale .........................      (2,461)           (2,384)          (1,391)
   Mortgage loans on real estate .................................      (3,363)           (1,906)          (3,015)
   Investment real estate ........................................        (241)             (142)            (387)
   Other long-term investments ...................................      (4,148)           (2,060)          (1,849)
  Cash collateral for securities loaned (net) ....................       5,668             2,891            3,471
  Short-term investments (net) ...................................      (2,848)           (1,915)           2,793
                                                                     ---------         ---------        ---------
       CASH FLOWS FROM INVESTING ACTIVITIES ......................   $   1,822         $   5,946        $   5,006
                                                                     ---------         ---------        ---------

                              SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

              YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995 (IN MILLIONS)


                                                                        1997              1996             1995
                                                                     ---------         ---------         ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account deposits ................................   $   5,020         $   2,799         $   2,724
  Policyholders' account withdrawals .............................      (9,873)           (8,099)           (9,164)
  Net increase(decrease) in short-term debt ......................         305               583            (3,077)
  Proceeds from the issuance of long-term debt ...................         324                93               763
  Repayments of long-term debt ...................................        (464)           (1,306)              (30)
                                                                     ---------         ---------         ---------

       CASH FLOWS USED IN FINANCING ACTIVITIES ...................      (4,688)           (5,930)           (8,784)
                                                                     ---------         ---------         ---------

NET INCREASE IN CASH .............................................       1,545               430               514

CASH, BEGINNING OF YEAR ..........................................       2,091             1,661             1,147
                                                                     ---------         ---------         ---------

CASH, END OF YEAR ................................................   $   3,636         $   2,091         $   1,661
                                                                     =========         =========         =========

SUPPLEMENTAL CASH FLOW INFORMATION:

Income taxes paid ................................................   $     968         $     793         $     430
                                                                     ---------         ---------         ---------

Interest paid ....................................................   $   1,243         $   1,404         $   1,413
                                                                     ---------         ---------         ---------


                                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS

    The Prudential Insurance Company of America and its subsidiaries (collectively, "the Company") provide insurance and financial services throughout the United States and many locations worldwide. Principal products and services provided include life and health insurance, annuities, pension and retirement related investments and administration, managed healthcare, property and casualty insurance, securities brokerage, asset management, investment advisory services and real estate brokerage.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of the Prudential Insurance Company of America, a mutual life insurance company, and its subsidiaries, and those partnerships and joint ventures in which the Company has a controlling interest. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

    INVESTMENTS

    FIXED MATURITIES classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity." The amortized cost of fixed maturities are written down to estimated fair value when considered impaired and the decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale," net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Net unrealized investment gains."

    TRADING ACCOUNT ASSETS are carried at estimated fair value.

    EQUITY SECURITIES, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Net unrealized investment gains."

     MORTGAGE LOANS ON REAL ESTATE are stated primarily at unpaid principal balances, net of unamortized discounts and allowance for losses on impaired loans. Impaired loans are identified by management as loans in which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected. Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan's effective interest rate or the fair value of the collateral, if the loan is collateral dependent. The Company's periodic evaluation of the adequacy of the allowance for losses is based on a number of factors, including past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans.

    Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest or earlier when management has serious doubts about collectibility. When a loan is recognized as

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    impaired, any accrued but unpaid interest previously recorded on such loan is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

    INVESTMENT REAL ESTATE, which the Company has the intent to hold for the production of income, is carried at depreciated cost less any write-downs to fair value for impairment losses. Depreciation on real estate is computed using the straight-line method over the estimated lives of the properties. Real estate to be disposed of is carried at the lower of depreciated cost or fair value less selling costs and is not depreciated once classified as such.

    POLICY LOANS are carried at unpaid principal balances.

    SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL AND SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

    SECURITIES BORROWED AND SECURITIES LOANED are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities borrowed and loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the Consolidated Statements of Financial Position. Substantially, all the Company's securities borrowed contracts are with other brokers and dealers, commercial banks and institutional clients. Substantially, all of the Company's securities loaned are with large brokerage firms.

    These transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

    SHORT-TERM INVESTMENTS, including highly liquid debt instruments purchased with an original maturity of twelve months or less, are carried at amortized cost, which approximates fair value.

    OTHER LONG-TERM INVESTMENTS primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control and derivatives held for purposes other than trading. Joint venture and partnership investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

    REALIZED INVESTMENT GAINS, NET are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments considered to be other than temporary. Allowances for losses on mortgage loans on real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Unrealized gains and losses on trading account assets are included in "Commissions and other income."

    CASH

    Cash includes cash on hand, amounts due from banks, and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    For life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts (up to 45 years) in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. The effect of changes in estimated gross margins is reflected in earnings in the period they are revised. Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated periodically. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

    For property and casualty contracts, deferred policy acquisition costs are amortized over the period in which related premiums are earned. Future investment income is considered in determining the recoverability of deferred policy acquisition costs.

    For disability insurance, health insurance, group life insurance and most group annuities, acquisition costs are expensed as incurred.

    POLICYHOLDERS' DIVIDENDS

    The amount of the dividends to be paid to policyholders is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

    SEPARATE ACCOUNT ASSETS AND LIABILITIES

    Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders, pension fund and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

    INSURANCE REVENUE AND EXPENSE RECOGNITION

    Premiums from participating insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded using the net level premium method.

    Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities and structured settlements, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Amounts received as payment for interest sensitive investment contracts, deferred annuities and participating group annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, surrender charges and interest earned from the investment of these account balances. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

    For disability insurance, group life insurance, health insurance and property and casualty insurance, premiums are recognized over the period to which the premiums relate in proportion to the amount of insurance protection provided. Claim and claim adjustment expenses are recognized when incurred.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    FOREIGN CURRENCY TRANSLATION ADJUSTMENTS

    Assets and liabilities of foreign operations and subsidiaries reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to equity. The cumulative effect of changes in foreign exchange rates are included in "Foreign currency translation adjustments."

    COMMISSIONS AND OTHER INCOME

    Commissions and other income principally includes securities and commodities, commission revenues, asset management fees, investment banking revenue and realized and unrealized gains on trading account assets of the Company's broker-dealer subsidiary.

    DERIVATIVE FINANCIAL INSTRUMENTS

    Derivatives include swaps, forwards, futures, options and loan commitments subject to market risk, all of which are used by the Company in both trading and other than trading activities. Income and expenses related to derivatives used to hedge are recorded on the accrual basis as an adjustment to the carrying amount or to the yield of the related assets or liabilities over the periods covered by the derivative contracts. Gains and losses relating to early terminations of interest rate swaps used to hedge are deferred and amortized over the remaining period originally covered by the swap. Gains and losses relating to derivatives used to hedge the risks associated with anticipated transactions are deferred and utilized to adjust the basis of the transaction once it has closed. If it is determined that the transaction will not close, such gains and losses are included in "Realized investment gains, net."

    DERIVATIVES HELD FOR TRADING PURPOSES are used in the Company's securities broker-dealer business and in a limited-purpose swap subsidiary to meet the risk management needs of its customers by structuring transactions that allow customers to manage their exposure to interest rates, foreign exchange rates, indices or prices of securities and commodities and when possible, matched trading positions are established to minimize risk to the Company. Derivatives used for trading purposes are recorded at fair value as of the reporting date. Realized and unrealized changes in fair values are included in "Commissions and other income" in the period in which the changes occur.

    DERIVATIVES HELD FOR PURPOSES OTHER THAN TRADING are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

    INCOME TAXES

    The Company and its domestic subsidiaries file a consolidated federal income tax return. The Internal Revenue Code (the "Code") limits the amount of non-life insurance losses that may offset life insurance company taxable income. The Code also imposes an "equity tax" on mutual life insurance companies which, in effect, imputes an additional tax to the Company based on a formula that calculates the difference between stock and mutual insurance companies' earnings. Income taxes include an estimate for changes in the total equity tax to be paid for current and prior years. Subsidiaries operating outside the United States are taxed under applicable foreign statutes.

    Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion which management believes is more likely than not to be realized.

    NEW ACCOUNTING PRONOUNCEMENTS

    In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


    125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain provisions, including repurchase agreements, dollar rolls, securities lending and similar transactions. The Company will delay implementation with respect to those affected provisions. Adoption of SFAS 125 has not and will not have a material impact on the Company's results of operations, financial condition and liquidity.

    In June of 1997, FASB issued SFAS No. 130, "Reporting Comprehensive Income," which is effective for years beginning after December 15, 1997. This statement defines comprehensive income as "the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, excluding investments by owners and distributions to owners" and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. In addition, reclassification of financial statements for earlier periods must be provided for comparative purposes.

    RECLASSIFICATIONS

    Certain amounts in the prior years have been reclassified to conform to current year presentation.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS


   FIXED MATURITIES AND EQUITY SECURITIES

   The following tables provide additional information relating to fixed maturities and equity securities (excluding trading account assets) as of December 31:


                                                                                     1997
                                                      ------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED        ESTIMATED
                                                           COST              GAINS            LOSSES         FAIR VALUE
                                                      --------------    --------------    --------------    ------------
FIXED MATURITIES AVAILABLE FOR SALE                                              (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $        9,755    $          783    $           --    $     10,538

Obligations of U.S. states and
   their political subdivisions.....................           1,375                93                --           1,468

Foreign government bonds............................           3,177               218                17           3,378

Corporate securities................................          49,997             2,601               144          52,454

Mortgage-backed securities..........................           6,828               210                 5           7,033

Other fixed maturities..............................             364                35                --             399
                                                      --------------    --------------    --------------    ------------
Total fixed maturities available for sale...........  $       71,496    $        3,940    $          166    $     75,270
                                                      ==============    ==============    ==============    ============
EQUITY SECURITIES AVAILABLE FOR SALE................  $        2,376    $          680    $          246    $      2,810
                                                      ==============    ==============    ==============    ============


                                                                                     1997
                                                      ------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                      --------------    --------------    --------------    ------------
FIXED MATURITIES HELD TO MATURITY                                                (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $           88    $            -    $            -    $         88

Obligations of U.S. states and
  their political subdivisions......................             152                 4                 1             155

Foreign government bonds............................              33                 5                 -              38

Corporate securities................................          18,282             1,212                34          19,460

Mortgage-backed securities..........................               1                 -                 -               1

Other fixed maturities..............................             144                 8                 -             152
                                                      --------------    --------------    --------------    ------------
Total fixed maturities held to maturity.............  $       18,700    $        1,229    $           35    $     19,894
                                                      ==============    ==============    ==============    ============


                                         THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


3. INVESTMENTS (CONTINUED)

                                                                                     1996
                                                     -------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                     ---------------    --------------    --------------    ------------
FIXED MATURITIES AVAILABLE FOR SALE                                              (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies.........  $       10,618    $          361    $           77    $     10,902

Obligations of U.S. states and
  their political subdivisions......................           1,104                29                 2           1,131

Foreign government bonds............................           2,814               137                12           2,939

Corporate securities................................          43,593             1,737               284          45,046

Mortgage-backed securities..........................           6,377               140                21           6,496

Other fixed maturities..............................              39                 1                 1              39
                                                     ---------------    --------------    --------------    ------------

Total fixed maturities available for sale........... $        64,545    $        2,405    $          397    $     66,553
                                                     ===============    ==============    ==============    ============

EQUITY SECURITIES AVAILABLE FOR SALE................ $         2,103    $          659    $          140    $      2,622
                                                     ===============    ==============    ==============    ============

                                                                                     1996
                                                     -------------------------------------------------------------------
                                                                             GROSS             GROSS
                                                         AMORTIZED        UNREALIZED        UNREALIZED         ESTIMATED
                                                           COST              GAINS            LOSSES          FAIR VALUE
                                                     ---------------    --------------    --------------    ------------
FIXED MATURITIES HELD TO MATURITY                                                (IN MILLIONS)
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies......... $           309    $            3    $            6    $        306

Obligations of U.S. states and
  their political subdivisions......................               7                --                --               7

Foreign government bonds............................             162                11                --             173

Corporate securities................................          19,886             1,033                82          20,837

Mortgage-backed securities..........................              26                --                --              26

Other fixed maturities..............................              13                --                --              13
                                                     ---------------    --------------    --------------    ------------
Total fixed maturities held to maturity............. $        20,403    $        1,047    $           88    $     21,362
                                                     ===============    ==============    ==============    ============

                          INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. INVESTMENTS (CONTINUED)


   The amortized cost and estimated fair value of fixed maturities by contractual maturities at December 31, 1997, is shown below:

                                                            AVAILABLE FOR SALE                HELD TO MATURITY
                                                   --------------------------------    ------------------------------
                                                                       ESTIMATED                          ESTIMATED
                                                     AMORTIZED           FAIR               AMORTIZED       FAIR
                                                       COST              VALUE                COST          VALUE
                                                   --------------    --------------    --------------    ------------
                                                            (IN MILLIONS)                       (IN MILLIONS)
   Due in one year or less.......................  $        1,991    $        2,011    $          686    $        695
   Due after one year through five years.........          18,916            19,226             4,496           4,659
   Due after five years through ten years........          16,776            17,494             7,161           7,551
   Due after ten years...........................          26,985            29,506             6,356           6,988

   Mortgage-backed securities....................           6,828             7,033                 1               1
                                                   --------------    --------------    --------------    ------------
   Total.........................................  $       71,496    $       75,270    $       18,700    $     19,894
                                                   ==============    ==============    ==============    ============

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations

   Proceeds from the repayment of held to maturity fixed maturities during 1997, 1996 and 1995 were $4,042 million, $4,268 million, and $3,767 million, respectively. Gross gains of $62 million, $78 million, and $27 million, and gross losses of $1 million, $7 million, and $0.2 million were realized on prepayment of held to maturity fixed maturities during 1997, 1996 and 1995, respectively.

   Proceeds from the sale of available for sale fixed maturities during 1997, 1996 and 1995 were $120,604 million, $121,910 million and $96,134 million, respectively. Proceeds from the maturity of available for sale fixed maturities during 1997, 1996 and 1995 were $2,946 million, $1,458 million, and $950 million, respectively. Gross gains of $1,310 million, $1,562 million, and $2,052 million and gross losses of $639 million, $1,026 million, and $941 million were realized on sales and prepayments of available for sale fixed maturities during 1997, 1996 and 1995, respectively.

   Write downs for impairments of fixed maturities which were deemed to be other than temporary were $13 million, $54 million and $100 million for the years 1997, 1996 and 1995, respectively.

   During the year ended December 31, 1997, there were no securities classified as held to maturity that were sold and two securities so classified were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $26 million with gross unrealized investment gains of $0.5 million charged to "Net unrealized investment gains."

   During the year ended December 31, 1996, one security classified as held to maturity was sold and two securities so classified were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The amortized cost of the security sold was $35 million with a related realized investment loss of $0.7 million; the aggregate amortized cost of the securities transferred was $26 million with gross unrealized investment losses of $6 million charged to "Net unrealized investment gains."

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     MORTGAGE LOANS ON REAL ESTATE

     The Company's mortgage loans were collateralized by the following property types at December 31:

                                                                 1997                                  1996
                                                 ---------------------------------      --------------------------------
                                                                                (IN MILLIONS)
Office buildings...............................  $         4,692             28.5%      $        6,056             34.4%
Retail stores..................................            3,078             18.7%               3,676             20.9%
Residential properties.........................              891              5.4%                 961              5.4%
Apartment complexes............................            3,551             21.6%               2,954             16.8%
Industrial buildings...........................            1,958             11.9%               1,807             10.3%
Agricultural properties........................            1,666             10.1%               1,550              8.8%
Other..........................................              618              3.8%                 608              3.4%
                                                 ---------------         ---------      --------------            ------
                                       Subtotal           16,454            100.0%              17,612            100.0%
                                                                         =========                                ======
Allowance for losses...........................             (450)                                 (515)
                                                 ---------------                        --------------
Net carrying value.............................  $        16,004                        $       17,097
                                                 ===============                        ==============

     The mortgage loans are geographically dispersed throughout the United States and Canada with the largest concentrations in California (25.3%) and New York (8.3%) at December 31, 1997. Included in the above balances are mortgage loans receivable from affiliated joint ventures of $225 million and $461 million at December 31, 1997 and 1996, respectively.

     Activity in the allowance for losses for all mortgage loans, for the years ended December 31, is summarized as follows:

                                                                1997               1996              1995
                                                          ----------------   ----------------   ---------------
                                                                              (IN MILLIONS)
Allowance for losses, beginning of year..............     $            515   $            862   $         1,004
Additions charged to operations......................                   19                  9                 6
Release of allowance for losses......................                  (60)              (256)              (32)
Charge-offs, net of recoveries.......................                  (24)              (100)             (116)
                                                           ---------------   ----------------   ---------------
Allowance for losses, end of year....................     $            450   $            515   $           862
                                                          ================   ================   ===============

     The $60 million, $256 million and $32 million reduction of the mortgage loan allowance for losses in 1997, 1996 and 1995, respectively, is primarily attributable to the improved economic climate, changes in the nature and mix of borrowers and underlying collateral and a significant decrease in impaired loans consistent with a general decrease in the mortgage loan portfolio due to prepayments, sales and foreclosures.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     Impaired mortgage loans and related allowance for losses at December 31, are as follows:

                                                                        1997                     1996
                                                                 -----------------        ------------------
                                                                               (IN MILLIONS)
Impaired mortgage loans with allowance for losses .............  $             330        $              941
Impaired mortgage loans with no allowance for losses ..........              1,303                     1,491
Allowance for losses ..........................................                (97)                     (189)
                                                                 -----------------        ------------------
Net carrying value of impaired mortgage loans .................  $           1,536        $            2,243
                                                                 =================        ==================

     Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. The average recorded investment in impaired loans before allowance for losses was $2,102 million, $2,842 million and $4,146 million during 1997, 1996 and 1995, respectively. Net investment income recognized on these loans totaled $140 million, $265 million and $415 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     INVESTMENT REAL ESTATE

     The Company's "investment real estate" of $1,519 million and $2,586 million at December 31, 1997 and 1996, respectively, is held through direct ownership. Of the Company's real estate, $1,490 million and $406 million consists of commercial and agricultural assets held for disposal at December 31, 1997 and 1996, respectively. Impairment losses and the valuation allowances aggregated $40 million, $38 million and $124 million for the years ended December 31, 1997, 1996 and 1995, respectively, and are included in "Realized investment gains, net."

     RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $2,783 million and $2,453 million at December 31, 1997 and 1996, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Additionally, assets valued at $2,352 million at December 31, 1997, were held in voluntary trusts. Of this amount, $1,801 million related to the multi-state policyholder settlement as described in Note 14. The remainder relates to trusts established to fund guaranteed dividends to certain policyholders. The terms of these trusts provide that the assets are to be used for payment of the designated settlement and dividend benefits, as the case may be. Assets valued at $741 million and $3,414 million at December 31, 1997 and 1996, respectively, were maintained as compensating balances or pledged as collateral for bank loans and other financing agreements. Restricted cash and securities of $1,835 million and $1,614 million at December 31, 1997, and 1996, respectively, were included in the consolidated financial statements. The restricted cash represents funds deposited by clients and funds accruing to clients as a result of trades or contracts.

     OTHER LONG-TERM INVESTMENTS

     The Company's "Other long-term investments" of $3,360 million and $2,995 million as of December 31, 1997 and 1996, respectively, are composed of $1,349 million and $832 million in real estate related interests and $2,011 million and $2,163 million of non-real estate related interests, including a $149 million net investment in a leveraged lease entered into in 1997. The Company's share of net income from such entities was $411 million, $245 million, and $326 million for 1997, 1996, and 1995, respectively, and is reported in "Net investment income."

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     NET INVESTMENT INCOME arose from the following sources for the years ended December 31:


                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                              (IN MILLIONS)
Fixed maturities-available for sale........................   $        5,074   $        4,871  $       4,774
Fixed maturities-held to maturity..........................            1,622            1,793          1,717
Trading account assets.....................................              504              444            588
Equity securities-available for sale ......................               52               81             57
Mortgage loans on real estate..............................            1,555            1,690          2,075
Real estate ...............................................              565              685            742
Policy loans...............................................              396              384            392
Securities purchased under agreements to resell............               15               11             19
Receivables from broker-dealer clients.....................              706              579            678
Short-term investments.....................................              697              536            590
Other investment income....................................              573              725            983
                                                              --------------   --------------  -------------
Gross investment income....................................           11,759           11,799         12,615
Less investment expenses...................................           (1,896)          (2,057)        (2,437)
                                                              --------------   --------------  -------------
Net investment income......................................   $        9,863   $        9,742  $      10,178
                                                              ==============   ==============  =============

     REALIZED INVESTMENT GAINS, NET, including changes in allowances for losses and charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                               (IN MILLIONS)
Fixed maturities.......................................       $          684   $          513   $     1,180
Mortgage loans on real estate .........................                   68              248            67
Investment real estate ................................                  700               76           (19)
Equity securities-available for sale ..................                  363              267           400
Other gains (losses)...................................                  372               34          (125)
                                                              --------------   --------------   -----------

Realized investment gains, net.........................       $        2,187   $        1,138   $     1,503
                                                              ==============   ==============   ===========


     NET UNREALIZED INVESTMENT GAINS on securities available for sale are included in the consolidated statement of financial position as a component of equity, net of tax. Changes in these amounts for the years ended December 31, are as follows:


                                                                       1997                  1996
                                                                -----------------     -----------------
                                                                             (IN MILLIONS)
Balance, beginning of year.................................     $          1,136      $           2,397
Changes in unrealized investment
  gains(losses) attributable to:
   Fixed maturities .......................................                1,766                 (2,892)
   Equity securities.......................................                  (85)                   254
   Participating group annuity contracts...................                 (564)                   479
   Deferred policy acquisition costs.......................                 (154)                   261
   Deferred federal income taxes...........................                 (347)                   637
                                                                -----------------     -----------------
   Sub-total...............................................                  616                 (1,261)
                                                                -----------------     -----------------
Balance, end of year.......................................     $          1,752      $           1,136
                                                                =================     =================

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.   INVESTMENTS (CONTINUED)


     Based on the carrying value, assets categorized as "non-income producing" for the year ended December 31, 1997 included in fixed maturities available for sale, mortgage loans on real estate and other long term investments totaled $26 million, $93 million and $7 million, respectively.

4.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:



                                                                   1997             1996            1995
                                                              --------------   --------------   -----------
                                                                               (IN MILLIONS)
Balance, beginning of year ............................       $        6,291   $        6,088   $     6,403
Capitalization of commissions, sales and issue expenses                1,049              931           919
Amortization and other adjustments.....................               (1,192)            (989)         (783)
Change in unrealized investment gains .................                 (154)             261          (451)
                                                              --------------   --------------   -----------
Balance, end of year ..................................       $        5,994   $        6,291   $     6,088
                                                              ==============   ==============   ===========


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES

     FUTURE POLICY BENEFITS at December 31 are as follows:


                                                                       1997                  1996
                                                                -----------------     -----------------
                                                                             (IN MILLIONS)
Life insurance ............................................     $         46,712      $          44,118
Annuities .................................................               15,469                 14,828
Other contract liabilities ................................                3,400                  5,009
                                                                -----------------     -----------------
Future policy benefits ....................................     $         65,581      $          63,955
                                                                =================     =================

Life insurance liabilities include reserves for death and endowment policy benefits, terminal dividends, premium deficiency reserves and certain health benefits. Annuity liabilities include reserves for immediate annuities and non-participating group annuities. Other contract liabilities primarily consist of unearned premium and benefit reserves for group health products.

The following table highlights the key assumptions generally utilized in calculating these reserves:


          PRODUCT                  MORTALITY                INTEREST RATE            ESTIMATION METHOD
-------------------------     ------------------------      ---------------          ------------------------
Life insurance                Generally rates               2.5% to 7.5%             Net level premium
                              guaranteed in calculating                              based on non-forfeiture
                              cash surrender values                                  interest rate

Individual immediate          1983 Individual               3.25% to 11.25%          Present value of
annuities                     Annuity Mortality                                      expected future payments
                              Table with certain                                     based on historical
                              modifications                                          experience

Group annuities in            1950 Group                    3.75% to 17.35%          Present value of
payout status                 Annuity Mortality                                      expected future payments
                              Table  with certain                                    based on historical
                              modifications                                          experience

Other contract liabilities    --                            6.0% to 7.0%             Present value of
                                                                                     expected future payments
                                                                                     based on historical
                                                                                     experience

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES (CONTINUED)

     For the above categories, premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses. A premium deficiency reserve has been recorded for the group single premium annuity business, which consists of limited-payment, long duration, traditional non-participating annuities. A liability of $1,645 million and $1,320 million is included in "Future policy benefits" with respect to this deficiency for the years ended December 31, 1997 and 1996, respectively.

     POLICYHOLDERS' ACCOUNT BALANCES at December 31, are as follows:


                                                                          1997            1996
                                                                       ---------       ---------
                                                                             (IN MILLIONS)
     Individual annuities........................................      $   5,695       $   6,408
     Group annuities & guaranteed investment contracts...........         19,053          21,706
     Interest-sensitive life contracts...........................          3,160           2,888
     Dividend accumulations......................................          5,033           5,007
                                                                       ---------       ---------
     Policyholders' account balances.............................      $  32,941       $  36,009
                                                                       =========       =========

     Policyholders' account balances for interest-sensitive life and investment-type contracts are equal to policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

     Certain contract provisions that determine the policyholder account balances are as follows:

                                                                               WITHDRAWAL/
    PRODUCT                                      INTEREST RATE              SURRENDER CHARGES
    -----------------------------------   ------------------------    -------------------------------------
    Individual annuities                  3.1% to 6.6%                0% to 8% for up to 8 years

    Group annuities                       5.0% to 12.7%               Contractually  limited  or  subject to
                                                                      market value adjustments

    Guaranteed investment contracts       3.9% to 14.34%              Subject  to  market  value  withdrawal
                                                                      provisions  for  any  funds  withdrawn
                                                                      other than for benefit  responsive and
                                                                      contractual payments

    Interest sensitive life contracts     4.0% to 6.5%                Various up to 10 years

    Dividend accumulations                3.0% to 4.0%

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' LIABILITIES (CONTINUED)

     OTHER POLICYHOLDERS' LIABILITIES. The following table provides a reconciliation of the activity in the liability for unpaid claims and claim adjustment expense for property and casualty and accident and health insurance, which is included in "Other policyholder's liabilities" at December 31:

                                                                          1997         1996          1995
                                                                      ----------    ----------    ----------
                                                                                  (IN MILLIONS)
     Balance at January 1.........................................    $    6,043    $    5,933    $    7,983
       Less reinsurance recoverables..............................           563           572           865
                                                                      ----------    ----------    ----------

     Net balance at January 1.....................................         5,480         5,361         7,118
                                                                      ----------    ----------    ----------

     Incurred related to:
       Current year...............................................        10,691        10,281        10,534
       Prior years................................................            11           (91)          141
                                                                      ----------    ----------    ----------

     Total incurred...............................................        10,702        10,190        10,675
                                                                      ----------    ----------    ----------

     Paid related to:
       Current year...............................................         7,415         7,497         7,116
       Prior years................................................         2,651         2,574         2,800
                                                                      ----------    ----------    ----------

     Total paid...................................................        10,066        10,071         9,916
                                                                      ----------    ----------    ----------
     Less Reinsurance
       Segment....................................................            --            --         2,516
                                                                      ----------    ----------    ----------

     Net balance at December 31...................................         6,116         5,480         5,361
       Plus reinsurance recoverables..............................           543           563           572
                                                                      ----------    ----------    ----------

     Balance at December 31.......................................    $    6,659    $    6,043    $    5,933
                                                                      ==========    ==========    ==========

     The changes in provision for claims and claim adjustment expenses related to prior years of $11 million, $(91) million and $141 million in 1997, 1996 and 1995, respectively, are due to such factors as changes in claim cost trends in healthcare, an accelerated decline in indemnity health business, and lower than anticipated property and casualty unpaid claims and claim adjustment expenses.

     The other policyholders' liabilities presented above consist primarily of unpaid claim liabilities which include estimates for liabilities associated with reported claims and for incurred but not reported claims based, in part, on the Company's experience. Changes in the estimated cost to settle unpaid claims are charged or credited to the statement of operations periodically as the estimates are revised. Accident and health unpaid claims liabilities for 1997 and 1996 included above are discounted using interest rates ranging from 6.0% to 7.5%.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


6.   SHORT-TERM AND LONG-TERM DEBT

     Debt consists of the following at December 31:

     SHORT-TERM DEBT

                                                                         1997                     1996
                                                                    --------------           --------------
                                                                                (IN MILLIONS)
     Commercial paper..........................................     $        4,268           $        4,511
     Notes payable.............................................              2,151                    1,614
     Current portion of long-term debt.........................                355                      437
                                                                    --------------           --------------

          Total short-term debt................................     $        6,774           $        6,562
                                                                    ==============           ==============

     The weighted average interest rate on outstanding short-term debt was approximately 6.0% and 5.6% at December 31, 1997 and 1996, respectively.

     The Company issues commercial paper primarily to manage operating cash flows and existing commitments, meet working capital needs and take advantage of current investment opportunities. Commercial paper borrowings are supported by various lines of credit.

     LONG-TERM DEBT

     DESCRIPTION                                        MATURITY DATES          RATE             1997            1996
     ------------------------------------             -----------------    --------------      ---------       ----------
                                                                                                     (IN MILLIONS)
     Floating rate notes ("FRN")                              1998               6.5%          $       40      $      128
     Long term notes                                      1998 - 2023          4% - 12%             1,194           1,023
     Zero coupon notes                                    1998 - 1999          8.6% (a)               334             365
     Australian dollar notes                                  1997                9%                   --              55
     Canadian dollar notes                                1997 - 1998        7.0% - 9.125%            117             320
     Japanese yen notes                                   1998 - 2000         0.5% - 4.6%             178              90
     Swiss francs notes                                       1998              3.875%                120             103
     Canadian dollar FRN                                      2003               5.89%                 96              96
     Surplus notes                                        2003 - 2025        6.875% - 8.3%            986             985
     Commercial paper backed by long-term
        credit agreements                                                                           1,500           1,000
     Other notes payable                                  1998 - 2017          4% - 7.5%               63              32
                                                                                               ----------      ----------
     Sub-total.............................................................................         4,628           4,197
        Less: current portion of long-term debt............................................          (355)           (437)
                                                                                               ----------      ----------
     Total long-term debt..................................................................    $    4,273      $    3,760
                                                                                               ==========      ==========

     (a) The rate shown for zero coupon notes, which do not bear interest, represents a level yield to maturity.

     Payment of interest and principal on the surplus notes of $686 million issued after 1993 may be made only with the prior approval of the Commissioner of Insurance of the State of New Jersey.

     In order to modify exposure to interest rate and currency exchange rate movements, the Company utilizes derivative instruments, primarily interest rate swaps, in conjunction with some of its debt issues. The effect of these derivative instruments is included in the calculation of the interest expense on the associated debt, and as a result, the effective interest rates on the debt may differ from the rates reflected in the tables above. Floating rates are determined by formulas and may be subject to certain minimum or maximum rates.

     Scheduled principal repayments of long-term debt as of December 31, 1997, are as follows: $357 million in 1998, $808 million in 1999, $260 million in 2000, $32 million in 2001, $1,814 million in 2002 and $1,379 million thereafter.

     At December 31, 1997, the Company had $8,257 million in lines of credit from numerous financial institutions of which $5,160 million were unused. These lines of credit generally have terms ranging from 1 to 5 years.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS

     PENSION PLANS

     The Company has one funded non-contributory defined benefit pension plan, which covers substantially all of its employees. The Company also has several non-contributory non-funded defined benefit plans covering certain executives. Benefits are generally based on career average earnings and credited length of service. The Company's funding policy is to contribute annually an amount necessary to satisfy the Internal Revenue Service contribution guidelines.

     Prepaid and accrued pension costs are included in "Other assets" and "Other liabilities," respectively, in the Company's consolidated statements of financial position. The status of these plans as of September 30, adjusted for fourth quarter activity related to funding activity and contractual termination benefits is summarized below:


                                                                 1997                                   1996
                                                  ---------------------------------      --------------------------------
                                                       ASSETS          ACCUMULATED           ASSETS          ACCUMULATED
                                                       EXCEED           BENEFITS             EXCEED           BENEFITS
                                                    ACCUMULATED          EXCEED            ACCUMULATED         EXCEED
                                                      BENEFITS           ASSETS             BENEFITS           ASSETS
                                                  ---------------    --------------      --------------     -------------
                                                                                (IN MILLIONS)
     Actuarial present value of
       benefit obligation:
       Vested benefit obligation..............      $     (4,129)     $       (205)        $    (3,826)     $        (180)
                                                    ============      ============         ===========      =============

       Accumulated benefit obligation.........      $     (4,434)     $       (226)        $    (4,121)     $        (198)
                                                    ============      ============         ===========      =============

     Projected benefit obligation.............      $     (5,238)     $       (319)        $    (4,873)     $        (274)

     Plan assets at fair value................             8,489                --               7,306                 --
                                                    ------------      ------------         -----------      -------------
     Plan assets in excess of (less than)
       projected benefit obligation...........             3,251              (319)              2,433               (274)
     Unrecognized transition amount...........              (662)                1                (769)                 1
     Unrecognized prior service cost..........               317                10                 356                 11
     Unrecognized net (gain) loss.............            (1,689)               45                (916)                16
     Additional minimum liability.............                --               (11)                 --                (10)
     Effect of fourth quarter activity........               (67)                4                 (98)                 4
                                                    ------------      ------------         -----------      -------------
     Prepaid (accrued) pension cost
       at December 31.........................      $      1,150      $       (270)        $     1,006      $        (252)
                                                    ============      ============         ===========      =============

     Plan assets consist primarily of equity securities, bonds, real estate and short-term investments, of which $6,022 million and $5,668 million are included in Separate Account assets and liabilities at December 31, 1997 and 1996, respectively.

     Effective December 31, 1996, The Prudential Securities Incorporated Cash Balance Plan (the "PSI Plan") was merged into The Retirement System for United States Employees and Special Agents of The Prudential Insurance Company of America (the "Prudential Plan"). The name of the merged plan is The Prudential Merged Retirement Plan ("Merged Retirement Plan"). All of the assets of the Merged Retirement Plan are available to pay benefits to participants and their beneficiaries who are covered by the Merged Retirement Plan. The merger of the plans had no effect on the December 31, 1996 consolidated financial position or results of operations.

     During 1996, the Prudential Plan was amended to provide cost of living adjustments for retirees. The effect of this plan amendment increased benefit obligations and unrecognized prior service cost by $170 million at September 30, 1996. In addition, the Prudential Plan was amended to provide contractual termination benefits to certain plan participants who were notified between September 15, 1996 and December 31, 1997 that their employment had been terminated. During 1997, the Prudential Retirement Plan Document, a component of the Merged Retirement Plan was amended to extend the contractual termination benefits to December 31, 1998. Costs related to these amendments are reflected below in contractual termination benefits.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     Net periodic pension income included in "General and administrative expenses" in the Company's consolidated statement of operations for the years ended December 31, 1997, 1996 and 1995 include the following components:


                                                                     1997                1996                 1995
                                                                --------------       -------------       --------------
                                                                                     (IN MILLIONS)
     Service cost-benefits earned during the year.........      $          127       $         140       $          133
     Interest cost on projected benefit obligation........                 376                 354                  392
     Actual return on plan assets.........................              (1,693)               (748)              (1,288)
     Net amortization and deferral........................               1,012                  73                  629
     Contractual termination benefits.....................                  30                  63                   --
                                                                --------------       -------------       --------------
     Net periodic pension income..........................      $         (148)      $        (118)      $         (134)
                                                                ==============       =============       ==============

     The assumptions at September 30 used by the Company are to calculate the projected benefit obligations as of that date and determine the pension expense for the following fiscal year:


                                                                       1997                1996                 1995
                                                                  --------------       -------------       --------------

     Discount rate..........................................           7.25%               7.75%                7.50%

     Rate of increase in compensation levels................           4.50%               4.50%                4.50%

     Expected long-term rate of return on plan assets.......           9.50%               9.50%                9.00%

     OTHER POSTRETIREMENT BENEFITS

     The Company provides certain life insurance and health care benefits for its retired employees, their beneficiaries and covered dependents. Substantially all of the Company's employees may become eligible to receive benefits if they retire after age 55 with at least 10 years of service, or under circumstances after age 50 with at least 20 years of continuous service.

     The Company has elected to amortize its transition obligation over 20 years. Post-retirement benefits are funded as considered necessary by Company management. The Company's funding of its postretirement benefit obligations totaled $43 million, $38 million and $94 million in 1997, 1996 and 1995, respectively.

     In 1995 the Company modified the restrictions on certain post-retirement plan assets to allow these assets to be used for benefits related to both active and retired employees. Formerly, these benefits were available only for retired employees. In connection with this modification, the Company transferred $120 million from one of these plans in 1995. Of the $120 million transferred, $45 million went to Union Post-Retirement Benefits and $75 million went to Union Medical Benefits.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     The status of the plan at September 30, adjusted for assets transferred to the plan in the fourth quarter, is provided below. Accrued post-retirement benefit costs are included in "Other liabilities" in the Company's consolidated statement of financial position.

                                                                                  1997            1996
                                                                               ----------      ----------
                                                                                     (IN MILLIONS)
     Accumulated postretirement benefit obligation (APBO):
        Retirees..........................................................     $  (1,516)      $  (1,423)
        Fully eligible active plan participants...........................           (36)            (35)
        Other active plan participants....................................          (576)           (544)
                                                                               ---------       ---------
           Total APBO.....................................................        (2,128)         (2,002)
     Plan assets at fair value............................................         1,354           1,313
                                                                               ---------       ---------
     Funded status........................................................          (774)           (689)
     Unrecognized transition amount.......................................           707             787
     Unrecognized net gain ...............................................          (364)           (428)
     Effects of fourth quarter activity...................................            33              28
                                                                               ---------       ---------
     Accrued postretirement benefit cost at December 31...................     $    (398)      $    (302)
                                                                               =========       =========

     Plan assets with respect to this coverage consist of group and individual variable life insurance policies, group life and health contracts, common stocks, U.S. government securities and short-term investments. Plan assets include $1,044 million and $1,003 million of Company insurance policies and contracts at December 31, 1997 and 1996, respectively.

     Net periodic postretirement benefit cost included in "General and administrative expenses" for the years ended December 31, 1997, 1996 and 1995 includes the following components:


                                                                       1997           1996            1995
                                                                    ----------     -----------     -----------
                                                                                  (IN MILLIONS)
     Service cost..............................................    $        38     $        45     $        44
     Interest cost.............................................            149             157             169
     Actual return on plan assets..............................           (120)           (105)           (144)
     Net amortization and deferral.............................             70              53             111
                                                                   -----------     -----------     -----------
     Net periodic postretirement benefit cost..................    $       137     $       150     $       180
                                                                   ===========     ===========     ===========

     The following assumptions at September 30 are used to calculate the APBO as of that date and determine postretirement benefit expense for the following fiscal year:


                                                                       1997            1996            1995
                                                                     ---------       ---------       ---------
     Discount rate.............................................          7.25%           7.75%           7.50%
     Rate of increase in compensation levels...................           4.5%            4.5%            4.5%
     Expected long-term rate of return on plan assets..........           9.0%            9.0%            8.0%
     Health care cost trend rates..............................      8.2-11.8%       8.5-12.5%       8.9-13.3%
     Ultimate health care cost trend rate after gradual
     decrease until 2006.......................................           5.0%            5.0%            5.0%


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


7.   EMPLOYEE BENEFIT PLANS (CONTINUED)

     The effect of a 1% increase in health care cost trend rates for each future year on the following costs at December 31, are as follows:


                                                                     1997             1996             1995
                                                                  ----------       ----------       ----------
                                                                                  (IN MILLIONS)
     Accumulated postretirement benefit obligation............    $    (218)       $    (207)       $    (217)
     Service and interest costs...............................           24               25               27

     POSTEMPLOYMENT BENEFITS

     The Company accrues postemployment benefits primarily for life and health benefits provided to former or inactive employees who are not retirees. The net accumulated liability for these benefits at December 31, 1997 and 1996 was $144 million and $156 million, respectively, and is included in "Other liabilities."

     OTHER EMPLOYEE BENEFITS

     The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to three percent of annual salary, resulting in $63 million, $57 million, and $61 million of expenses included in "General and administrative expenses" for 1997, 1996 and 1995, respectively.

8.   INCOME TAXES

     The components of income tax expense for the years ended December 31, were as follows:


                                                                     1997             1996             1995
                                                                  ---------        ---------        ---------
                                                                                 (IN MILLIONS)
     Current tax expense (benefit):
     U.S......................................................    $    (158)       $     255        $   1,189
     State and Iocal..........................................           48              103               38
     Foreign..................................................           64               48               66
                                                                  ---------        ---------        ---------
     Total....................................................    $     (46)       $     406        $   1,293
                                                                  =========        =========        =========

     Deferred tax expense (benefit):
     U.S......................................................    $     227        $    (442)       $    (166)
     State and Iocal..........................................            3               (2)             (10)
     Foreign..................................................           33               54                9
                                                                  ---------        ---------        ---------
     Total....................................................    $     263        $    (390)       $    (167)
                                                                  =========        =========        =========

     Total income tax expense.................................    $     217        $      16        $   1,126
                                                                  =========        =========        =========

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.   INCOME TAXES (CONTINUED)

     The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                                        1997         1996         1995
                                                                      --------     --------     --------
                                                                                 (IN MILLIONS)
     Expected federal income tax expense..........................    $    290     $    382     $    829
     Equity tax...................................................         (91)        (365)         163
     State and local income taxes.................................          51          100           28
     Tax-exempt interest and dividend received deduction..........         (67)         (50)         (77)
     Other........................................................          34          (51)         183
                                                                      --------     --------     --------
     Total income tax expense.....................................    $    217     $     16     $  1,126
                                                                      ========     ========     ========


     Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                                         1997             1996
                                                                       -------          --------
                                                                             (IN MILLIONS)
     Deferred tax assets
       Insurance reserves..........................................   $  1,482          $  1,316
       Policyholder dividends......................................        250               257
       Net operating loss carryforwards............................         80               268
       Depreciation................................................         --                44
       Litigation related reserves.................................        178               297
       Employee benefits...........................................         42                10
       Other.......................................................        360               329
                                                                      --------          --------
       Deferred tax assets before valuation allowance..............      2,392             2,521
       Valuation allowance.........................................        (18)              (36)
                                                                      --------          --------
       Deferred tax assets after valuation allowance...............      2,374             2,485
                                                                      --------          --------
     Deferred tax liabilities
       Investments.................................................      1,867             1,183
       Deferred acquisition costs..................................      1,525             1,707
       Depreciation................................................         36                --
       Other.......................................................         73               110
                                                                      --------          --------
       Deferred tax liabilities....................................      3,501             3,000
                                                                      --------          --------
     Net deferred tax liability....................................   $  1,127          $    515
                                                                      ========          ========


     The Company's income taxes payable of $500 million and $1,544 million includes a $627 million current income tax receivable at December 31, 1997 and a $1,029 million current income taxes payable at December 31, 1996.

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


8.   INCOME TAXES (CONTINUED)

     Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its net deferred tax asset after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1997, the Company had state non-life operating loss carryforwards for tax purposes approximating $800 million.

     The Internal Revenue Service (the "Service") has completed an examination of the consolidated federal income tax return through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments, however, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

9.   EQUITY

     RECONCILIATION OF STATUTORY SURPLUS AND NET INCOME

     Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP:


                                                                          1997         1996         1995
                                                                        --------     --------     --------
                                                                                   (IN MILLIONS)
     STATUTORY NET INCOME...........................................    $  1,471     $  1,402     $    478
     Adjustments to reconcile to net income on a GAAP basis:
       Insurance revenues and expenses..............................          12         (478)        (496)
       Income taxes.................................................         601          439         (596)
       Valuation of investments.....................................         (62)         121           --
       Realized investment gains....................................         702          327        1,562
       Litigation and other reserves................................      (1,975)        (906)          --
       Other, net...................................................        (139)         173          295
                                                                        --------     --------     --------
     GAAP NET INCOME................................................    $    610     $  1,078     $  1,243
                                                                        ========     ========     ========



                                                                          1997         1996
                                                                        --------     --------
                                                                             (IN MILLIONS)
     STATUTORY SURPLUS..............................................    $  9,242     $  9,375
     Adjustments to reconcile to equity on a GAAP basis:
       Deferred policy acquisition costs............................       5,994        6,291
       Valuation of investments.....................................       8,067        5,624
       Future policy benefits and policyholder account balances.....      (2,906)      (1,976)
       Non-admitted assets..........................................       1,643        1,285
       Income taxes.................................................      (1,070)        (654)
       Surplus notes................................................        (986)        (985)
       Other, net...................................................        (266)        (437)
                                                                        --------     --------
     GAAP EQUITY....................................................    $ 19,718     $ 18,523
                                                                        ========     ========


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.   EQUITY (CONTINUED)

     The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

10.  OPERATING LEASES

     The Company and its subsidiaries occupy leased office space in many locations under various long-term leases and have entered into numerous leases covering the long-term use of computers and other equipment. At December 31, 1997, future minimum lease payments under non-cancelable operating leases are estimated as follows:

                                                   (IN MILLIONS)

     1998........................................     $    313

     1999........................................          277

     2000........................................          230

     2001........................................          201

     2002........................................          171

     Remaining years after 2002..................          833
                                                   -----------

     Total.......................................     $  2,025
                                                   ===========



     Rental expense incurred for the years ended December 31, 1997 and 1996 was approximately $352 million and $343 million, respectively.


11.  DIVESTITURES

     In October 1995, the Company completed the sale of its reinsurance segment, Prudential Reinsurance Holdings, Inc., through an initial public offering of common stock. As a result of the sale, an after-tax loss of $297 million was recorded in 1995.

     On January 26, 1996, the Company entered into a definitive agreement to sell substantially all the assets of Prudential Home Mortgage Company, Inc. It has also liquidated certain mortgage-backed securities and extended warehouse losses, asset write downs, and other costs directly related to the planned sale. The Company recorded an after-tax loss in 1995 of $98 million which includes operating gains and losses, asset write downs and other costs directly related with the planned sale. The net assets of the mortgage banking segment at December 31, 1995 was $78 million, comprised of $4,293 million in assets and $4,215 million in liabilities.

     On July 31, 1996, the Company sold a substantial portion of its Canadian Branch business to the London Life Insurance Company ("London Life"). This transaction was structured as a reinsurance transaction whereby London Life assumed total liabilities of the Canadian Branch equal to $3,291 million as well as a related amount of assets equal to $3,205 million. This transfer resulted in a reduction of policy liabilities of $3,257 million and a corresponding reduction in invested assets. The Company recognized an after-tax gain in 1996 of $116 million as a result of this transaction, recorded in "Realized investment gains, net."

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates fair value).

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FIXED MATURITIES AND EQUITY SECURITIES

     Fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

     MORTGAGE LOANS ON REAL ESTATE

     The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. For certain non-performing and other loans, the fair value is based upon the present value of expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for current market spread for a similar quality mortgage.

     POLICY LOANS

     The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of swap agreements is estimated based on the present value of future cash flows under the agreements discounted at the applicable zero coupon U.S. Treasury rate and swap spread. The fair value of forwards, futures and options is estimated based on market quotes for a transaction with similar terms. The fair value of loan commitments is derived by comparing the contractual stream of fees with such fee streams adjusted to reflect current market rates that would be applicable to instruments of similar type, maturity, and credit standing.

     POLICYHOLDERS' ACCOUNT BALANCES

     Fair values of policyholders' account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

     DEBT

     The estimated fair value of short-term and long-term debt is derived by using discount rates based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                             1997                               1996
                                                 --------------------------       ------------------------------
                                                   CARRYING      ESTIMATED           CARRYING         ESTIMATED
                                                    AMOUNT       FAIR VALUE           AMOUNT         FAIR VALUE
                                                 ------------   -----------       ------------    --------------
FINANCIAL ASSETS:                                                         (IN MILLIONS)
Other than trading:
-------------------
   Fixed maturities:
      Available for sale.......................   $    75,270   $    75,270        $    66,553       $    66,553
      Held to maturity.........................        18,700        19,894             20,403            21,362
   Equity securities...........................         2,810         2,810              2,622             2,622
   Mortgage loans on real estate...............        16,004        17,153             17,097            17,963
   Policy loans................................         6,827         6,994              6,692             6,613
   Securities purchased under
      agreements to resell ....................         8,661         8,661              5,347             5,347
   Cash collateral for borrowed securities.....         5,047         5,047              2,416             2,416
   Short-term investments......................        12,106        12,106              9,294             9,294
   Cash .......................................         3,636         3,636              2,091             2,091
   Separate Accounts assets....................        74,046        74,046             63,358            63,358
   Derivative financial instruments............            24            35                 16                32

Trading:
--------
   Trading account assets......................         6,044         6,044              4,219             4,219
   Receivables from broker-dealer clients......         6,273         6,273              5,281             5,281
   Derivative financial instruments............           979           979                904               904


FINANCIAL LIABILITIES:

Other than trading:
-------------------
   Policyholders' account balances.............        32,941        33,896             36,009            37,080
   Securities sold under
      agreements to repurchase.................        12,347        12,347              7,503             7,503
   Cash collateral for loaned securities.......        14,117        14,117              8,449             8,449
   Short-term and long-term debt...............        11,047        11,020             10,322            10,350
   Securities sold but not yet purchased.......         3,533         3,533              1,900             1,900
   Separate Accounts liabilities...............        73,658        73,658             62,845            62,845
   Derivative financial instruments............            32            47                 32                45

Trading:
--------
   Payables to broker-dealer clients...........         3,338         3,338              3,018             3,018
   Derivative financial instruments ...........         1,088         1,088              1,120             1,120

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The tables below summarize the Company's outstanding positions by derivative instrument types as of December 31, 1997 and 1996. The amounts presented are classified as either trading or other than trading, based on management's intent at the time of contract inception and throughout the life of the contract. The table includes the estimated fair values of outstanding derivative positions only and does not include the changes in fair values of associated financial and non-financial assets and liabilities, which generally offset derivative notional amounts. The fair value amounts presented also do not reflect the netting of amounts pursuant to right of setoff, qualifying master netting agreements with counterparties or collateral arrangements.

                                                DERIVATIVE FINANCIAL INSTRUMENTS
                                                       DECEMBER 31, 1997
                                                         (IN MILLIONS)

                                  TRADING             OTHER THAN TRADING                  TOTAL
                         ------------------------  -----------------------  ------------------------------------
                                      ESTIMATED                ESTIMATED                 CARRYING    ESTIMATED
                          NOTIONAL    FAIR VALUE    NOTIONAL   FAIR VALUE    NOTIONAL      AMOUNT    FAIR VALUE
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------
Swaps:
   Assets..............    $   7,759    $     394    $     61    $      --    $   7,820    $    395    $     394
   Liabilities.........        6,754          489          13            3        6,767         493          491

Forwards:
   Assets..............       29,511          429       1,031           23       30,542         452          452
   Liabilities.........       29,894          459         647            7       30,541         466          466

Futures:
   Assets..............        4,103           51          46           --        4,149          51           51
   Liabilities.........        3,064           50       3,320           21        6,384          71           71

Options:
   Assets..............        6,893          105         239           --        7,132         105          105
   Liabilities.........        4,165           90           5           --        4,170          90           90

Loan Commitments:
   Assets..............           --           --         317           12          317          --           12
   Liabilities.........           --           --         524           16          524          --           16
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------

Total:
   Assets..............    $  48,266    $     979    $  1,694    $      35    $  49,960    $  1,003    $   1,014
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

   Liabilities.........    $  43,877    $   1,088    $  4,509    $      47    $  48,386    $  1,120    $   1,134
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (CONTINUED)

                                                DERIVATIVE FINANCIAL INSTRUMENTS
                                                       DECEMBER 31, 1997
                                                         (IN MILLIONS)

                                  TRADING             OTHER THAN TRADING                  TOTAL
                         ------------------------  -----------------------  ------------------------------------
                                      ESTIMATED                ESTIMATED                 CARRYING    ESTIMATED
                          NOTIONAL    FAIR VALUE    NOTIONAL   FAIR VALUE    NOTIONAL      AMOUNT    FAIR VALUE
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------
Swaps:
   Assets..............    $   8,080    $     481    $    398    $      10    $   8,478    $    481    $     491
   Liabilities.........        8,316          756         139           17        8,455         771          773

Forwards:
   Assets..............       24,275          367         489           13       24,764         376          380
   Liabilities.........       20,103          308         920           10       21,023         318          318

Futures:
   Assets..............        2,299           24           3           --        2,302          24           24
   Liabilities.........        2,573           30       1,087            6        3,660          36           36

Options:
   Assets..............        2,981           32       2,083            7        5,064          39           39
   Liabilities.........        2,653           26         437           12        3,090          27           38

Loan Commitments:
   Assets..............           --           --         163            2          163          --            2
   Liabilities.........           --           --         445           --          445          --           --
                         -----------  -----------  ----------  -----------  -----------  ----------  -----------

Total:
   Assets..............    $  37,635    $     904    $  3,136    $      32    $  40,771    $    920    $     936
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========

   Liabilities.........    $  33,645    $   1,120    $  3,028    $      45    $  36,673    $  1,152    $   1,165
                         ===========  ===========  ==========  ===========  ===========  ==========  ===========


     CREDIT RISK

     The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. Approximately 95% of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties.

     Net trading revenues for the years ended December 31, 1997, 1996 and 1995 relating to forwards, futures and swaps were $54 million, $37 million, $(8) million; $42 million, $32 million, $(11) million; and $110 million, $42 million, $3 million respectively. Net trading revenues for options were not material. Average fair values for trading derivatives in an asset position during the years ended December 31, 1997 and 1996 were $1,015 million and $881 million, respectively, and for derivatives in a liability position were $1,166 million and $1,038 million, respectively. Of those derivatives held for trading purposes at December 31, 1997, 52% of the notional amount consisted of interest rate derivatives, 40% consisted of foreign currency derivatives, and 8% consisted of equity and commodity derivatives. Of those derivatives held for purposes other than trading at December 31, 1997, 72% of notional consisted of interest rate derivatives and 28% consisted of foreign currency derivatives.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (CONTINUED)

     OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

     During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments, financial guarantees, loans sold with recourse and letters of credit. Commitments include commitments to purchase and sell mortgage loans, the unfunded portion of commitments to fund investments in private placement securities, and unused credit card and home equity lines. The Company also provides financial guarantees incidental to other transactions and letters of credit that guarantee the performance of customers to third parties. These credit-related financial instruments have off-balance sheet credit risk because only their origination fees, if any, and accruals for probable losses, if any, are recognized until the obligation under the instrument is fulfilled or expires. These instruments can extend for several years and expirations are not concentrated in any period. The Company seeks to control credit risk associated with these instruments by limiting credit, maintaining collateral where customary and appropriate, and performing other monitoring procedures.

     The fair value of asset positions in these instruments, which represents the Company's current exposure to credit loss from other parties' non-performance, was $1,014 million and $936 million at December 31, 1997 and 1996, respectively.

14.  CONTINGENCIES AND LITIGATION

     FINANCIAL GUARANTEE AGREEMENT

     In connection with the sale in 1995 of its wholly-owned subsidiary Prudential Reinsurance Company ("Pru Re"), the Company's subsidiary, Gibraltar Casualty Insurance Company ("Gibraltar") entered into a stop-loss reinsurance agreement with Pru Re whereby Gibraltar has reinsured up to $375 million of the first $400 million of aggregate adverse loss development on reserves recorded by Pru Re at June 30, 1995. Gibraltar also has entered into several quota share reinsurance arrangements with Pru Re whereby certain medical malpractice, direct insurance and casualty reinsurance pool risks previously underwritten by Pru Re prior to June 30, 1995 were ceded to Gibraltar. The Company has guaranteed Gibraltar's obligations arising under each of these contracts subject to a limit of $375 million for the stop-loss agreement and $400 million for the other agreements. Through December 31, 1997, Gibraltar has incurred $285 million in losses under the stop-loss agreement, including $45 million in 1997. Gibraltar has paid $165 million to Pru Re under the stop-loss agreement. The Company has not been required to fund losses arising under the other arrangements.

     ENVIRONMENTAL AND ASBESTOS-RELATED CLAIMS

     Certain of the Company's subsidiaries received claims under expired contracts which assert alleged injuries and/or damages relating to or resulting from toxic torts, toxic waste and other hazardous substances. The liabilities for such claims cannot be estimated by traditional reserving techniques. As a result of judicial decisions and legislative actions, the coverage afforded under these contracts may be expanded beyond their original terms. Extensive litigation between insurers and insureds over these issues continues and the outcome is not predictable. In establishing the liability for unpaid claims for these losses, management considered the available information. However, given the expansion of coverage and liability by the courts and legislatures in the past, and potential for other unfavorable trends in the future, the ultimate cost of these claims could increase from the levels currently established.

     MANAGED CARE REIMBURSEMENT

     In 1997, the Company continued to review its obligations under certain managed care arrangements for possible failure to comply with contractual and regulatory requirements. The estimated cost to the Company for these reimbursements increased by $115 million in 1997, bringing the total provision to $265 million. As of December 31, 1997, $163 million has been paid or credited to customers. It is the opinion of management that the remaining reserves of $102 million at December 31, 1997 represent a reasonable estimate of remaining reimbursements to customers and other related costs.

     LITIGATION

     Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

     Three putative class actions and approximately 677 individual actions were pending against the Company in the United States as of January 31, 1998 brought on behalf of those persons who purchased life insurance policies allegedly because of deceptive sales practices engaged in by the Company and its insurance agents in violation of state and federal laws. The Company anticipates additional suits may be filed by individuals who opted out of the class action settlement described below. The sales practices alleged to have occurred are contrary to Company policy. Some of

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  CONTINGENCIES AND LITIGATION (CONTINUED)

     these cases seek substantial damages while others seek unspecified compensatory, punitive and treble damages. The Company intends to defend these cases vigorously.

     A Multi-State Life Insurance Task Force (the "Task Force"), comprised of insurance regulators from 29 states and the District of Columbia, was formed in April 1995 to conduct a review of sales and marketing practices throughout the life insurance industry. As the largest life insurance company in the United States, the Company was the initial focus of the Task Force examination. On July 9, 1996, the Task Force released its report on the Company's activities. The Task Force found that some sales of life insurance policies by the Company had been improper. Based on the findings, the Task Force recommended, and the Company agreed to, a series of fines allocated to all 50 states and the District of Columbia. In addition, the Task Force recommended a remediation program pursuant to which the Company would offer relief to the policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995.

     On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in the consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the federal court in New Jersey. The class action suit involved alleged improprieties in connection with the Company's sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company agreed to provide certain enhancements and changes to the remediation program previously accepted by the Task Force, including some additional remedies. In addition, the Company agreed that it would incur a minimum cost of $410 million in providing remedies to policyowners under the program and, in specified circumstances, agreed to make certain other payments and guarantees. Under the terms of the settlement, the Company agreed to a minimum average cost per remedy of $2,364 for up to 330,000 claims remedied and also agreed to provide additional compensation to be determined by formula that will range in aggregate amount from $50 million to $300 million depending on the total number of claims remedied. At the end of the remediation program's claim evaluation process, the Court will determine how the additional compensation will be distributed.

     The terms of the remediation program described above were enhanced again in February 1997 pursuant to agreements reached with several states that had not previously accepted the terms of the program. These changes were incorporated as amendments to the above-described Stipulation of Settlement and related settlement documents, and the amended Stipulation of Settlement was approved as fair to class members by the United States District Court for the District of New Jersey in March 1997. By that point in time, the Company had entered into agreements with all 50 states and the District of Columbia pursuant to which each jurisdiction had accepted the remediation plan and the Company had agreed to pay approximately $65 million in fines, penalties and related payments.

     The decision of the U.S. District Court to certify a class in the above-described litigation for settlement purposes only and to approve the class action settlement as described in the amended Stipulation of Settlement is presently on appeal to the U.S. Court of Appeals for the Third Circuit. The appellants claim that the District Court erred in certifying a class and in finding that the terms of the settlement are fair to the class.

     Pursuant to the state agreements and the amended Stipulation of Settlement, as approved by the U.S. District Court, the Company initiated its remediation program in 1997. The Company mailed packages and provided broad class notice to the owners of approximately 10.7 million policies eligible to participate in the remediation program, informing them of their rights. Owners of approximately 21,800 policies elected to be excluded from the class action settlement. Of those eligible to participate in the settlement, policyowners who believed they were misled were invited to file a claim through an Alternative Dispute Resolution ("ADR") process. The ADR process was established to enable the company to discharge its liability to the affected policyowners. Policyowners who did not wish to file a claim in the ADR process were permitted to choose from options available under Basic Claim Relief, such as preferred rate premium loans, or annuities, mutual fund shares or life insurance policies that the Company will enhance.

     The owners of approximately 1.16 million policies responded to these notices by indicating an intent to file an ADR claim. All policyholders who responded were provided an ADR claim form for completion and submission. Approximately 635,000 claim forms were completed and returned as of January 31, 1998. Management does not believe the number of ADR claims that will be completed and returned will increase significantly. In addition, the owners of approximately 510,000 policies indicated an interest in a Basic Claim Relief remedy. The ADR process requires that individual claim files be reviewed by one or more independent claim evaluators. Management does not believe costs associated with providing Basic Claim Relief will be material to the Company's financial position or results of operations.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  CONTINGENCIES AND LITIGATION (CONTINUED)

     In 1996, the Company recorded in its Statement of Operations, the minimum cost of $410 million as agreed to in the settlement. Management had no better information available at that time upon which to make a reasonable estimate of losses. Management now has additional information which allows for computation of a reasonable estimate of losses associated with ADR claims. Based on this additional information, in 1997, management had increased the estimated liability for the cost of remedying policyholder claims in the ADR process by $1.64 billion before taxes to approximately $2.05 billion before taxes of which $1.80 billion has been funded in a settlement trust as described in Note 3. While management believes these are reasonable estimates based on information currently available, the ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

     Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters. Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and the regulatory inquiries. It is possible that the results of operations or the cash flow of the Company, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on the Company's financial position, after consideration of applicable reserves.

     The Company and a number of other insurers ("the Consortium") entered into a Reinsurance and Participation Agreement (the "Agreement") with MBL Life Assurance Corporation ("MBLLAC") and others, under which the Company and the other insurers agreed to reinsure certain payments to be made to contract holders by MBLLAC in connection with the plan of rehabilitation of Mutual Benefit Life Insurance Company. Under the agreement, the Consortium, subject to certain terms and conditions, will indemnify MBLLAC for the ultimate net loss sustained by MBLLAC on each contract subject to the Agreement. The ultimate net loss represents the amount by which the aggregate required payments exceed the fair market value of the assets supporting the covered contracts at the time such payments are due. The Company's share of any net loss is 30.55%. The Company has determined that it does not expect to make any payments to MBLLAC under the agreement. The Company concluded this after testing a wide range of potentially adverse scenarios during the rehabilitation period for MBLLAC.

15.  SUBSEQUENT EVENTS

     On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize and become a publicly-traded company. The Company has begun discussions with the New Jersey Department of Banking and Insurance, leaders in the New Jersey State Legislature, as well as other key regulatory agencies around the country. The New Jersey State Legislature must first pass a law permitting demutualization. The New Jersey Department of Banking and Insurance, the Company's Board and a majority of participating policyholders must ultimately approve the Company's plan for demutualization.

                                    * * * * *

               DETERMINATION OF SUBACCOUNT UNIT VALUES AND OF THE
                  AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS

A. SUBACCOUNT UNIT VALUES

The value for each Subaccount Unit is computed as of the end of each "valuation period" as defined in the prospectus (also referred to in this section as business day).

On any given business day the value of Units in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the up to 1.2% annual charge for expense risks and mortality risks. (See Charges under the Contracts in the prospectus for the Account.) The value of the assets of a subaccount is determined by multiplying the number of shares of the Series Fund held by that subaccount by the net asset value of each share, and adding the value of dividends declared by the Series Fund but not yet paid.

B. DETERMINATION OF THE AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENT

When a Contract owner elects to convert his or her Variable Account into monthly variable annuity payments (an option available under the WVQ-83 Contract and the QVIP-84 Contract, but not under the VIP-86 Contract), the number of Units credited to him or her in each subaccount is first reduced to take into account any applicable sales charge and any state premium taxes that may be payable. The remaining Subaccount Units are then converted into a number of Subaccount Annuity Units of equal aggregate value. As with Subaccount Units, the value of each Subaccount Annuity Unit also changes daily in accordance with the investment results of the underlying Series Fund Portfolio, after deduction of the daily equivalent of the up to 1.2% annual charge for assuming expense and mortality risks.

Built into the value of Subaccount Annuity Units is an assumption that the value of a subaccount will grow by 3.5% each year. The reason for making this assumption is explained more fully below. Accordingly, the value of a Subaccount Annuity Unit always increases by an amount that is somewhat less than the increase would have been had this assumption not been made and decreases by an amount that is somewhat greater than the decrease would have been had the assumption not been made. If the value of the assets of a subaccount increases from one day to the next at a rate equivalent to 4.7% per year (3.5% plus the annual charge of 1.2%) the Subaccount Annuity Unit Value will not change. If the increase is less than at a rate of 4.7% per year the Subaccount Annuity Unit Value will decrease.

To determine the amount of each monthly variable annuity payment, the first step is to refer to the Schedule of Annuity Rates set forth in the Contract, relating to the form of annuity selected by the Contract owner. For example, for a person of 65 years of age who has selected a lifetime annuity with a guaranteed minimum of 120 payments, the applicable schedules currently provide that 1000 Subaccount Annuity Units will result in the payment each month of an amount equal to the value of 5.20 Subaccount Annuity Units. (Due to the fact that the Schedule of Annuity Rates set forth in the WVQ-83 Contract differs from that set forth in the QVIP-84 Contract, the preceding sentence, as it applies to the WVQ-83 Contract, is modified. See item 3 under DIFFERENCES UNDER THE WVQ-83 CONTRACT in the prospectus for the Account.) The amount of the first variable annuity payment made on the first day of the month will be equal to that number of Subaccount Annuity Units multiplied by the Subaccount Annuity Unit Value at the end of that day, if a business day, or otherwise at the end of the last preceding business day. The amount of each subsequent variable annuity payment made on the first day of the month will be equal to the number of Subaccount Annuity Units multiplied by the Subaccount Annuity Unit Value at the end of the last business day which is at least 5 days before the date the annuity payment is due. (Under the WVQ-83 Contract, the amount of each variable annuity payment made after the first payment is not determined as described in the preceding sentence. See item 4 under DIFFERENCES UNDER THE WVQ-83 CONTRACT in the prospectus for the Account.)

As stated above, Subaccount Annuity Unit Values change in accordance with the investment results of the subaccount but will not increase--and thus the amount of each monthly variable payment will not increase--unless the value of the assets in thE subaccount increases, after deducting the up to 1.2% annual charge, at a rate greater than 3.5% per year. This compensates for the fact that the annuity rate schedules have been constructed upon the assumption that there will be a 3.5% annual increase in the value of each subaccount.

Although a different assumption could have been made, namely that the subaccounts will not increase in value, this would have resulted in smaller variable annuity payments immediately after annuitization and larger payments in later years. This would have been advantageous for annuitants who happen to live very long but disadvantageous to those who happen to die earlier. Prudential believes that the 3.5% annual growth assumption is better for Contract owners, because it produces a better balance between early and later variable annuity payments.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS


(1) Financial Statements of The Prudential Qualified Individual Variable Contract Account (Registrant) consisting of the Statements of Net Assets, as of December 31, 1997; the Statements of Operations for the periods ended December 31, 1997; the Statements of Changes in Net Assets for the periods ended December 31, 1997 and 1996; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement).

(2) Consolidated Financial Statements of The Prudential Insurance Company of America (Depositor) and subsidiaries consisting of the Consolidated Statements of Admitted Assets, Liabilities and Surplus as of December 31, 1997 and 1996; Consolidated Statements of Operations and Changes in Surplus and Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995; and the Notes relating thereto appear in the statement of additional information (Part B of the Registrant Statement).


(b)  EXHIBITS


(1) Resolution of the Board of Directors of The Prudential Insurance Company of America establishing The Prudential Qualified Individual Variable Contract Account. (Note 1)


(2)  Agreements for custody of securities and similar investments--Not
     Applicable.


(3) (a) Distribution Agreement between Pruco Securities Corporation (Underwriter) and The Prudential Insurance Company of America (Depositor). (Note 1)

     (b) Proposed form of Selected Broker Agreement between Pruco Securities Corporation and brokers with respect to sale of the Contracts. (Note
          1)


(4)  (a)  Qualified Individual Variable Annuity Contract (Form WVQ-83). (Note 3)

     (b) Special Page One to the Contract (Form WVQ-83) for N.Y. state issues. (Note 3)

     (c) Endorsement WVQ-84 to the Contract (Forms WVQ-83, QVIP-84 and VIP-86) for use in the IRA/SEP markets. (Note 6)

     (d) Endorsement WVQ 3 to the Contract (Forms WVQ-83, QVIP-84 and VIP-86) for use in the TDA market. (Note 3)

     (e) Endorsement WVQ 4 to the Contract (Forms WVQ-83, QVIP-84 and VIP-86) for use in the CORP/HR10 Non-Trusteed markets. (Note 3)

     (f) Endorsement WVQ5 to the Contract (Forms WVQ-83, QVIP-84 and VIP-86) for use in the CORP.HR10 Money Purchase and Define Benefit plans. (Note 3)

     (g)  Texas ORP Supplement. (Note 3)

     (h) Endorsement WVQ 7-83 to the Contract (Form WVQ-83) for use in New Jersey issues. (Note 4)

     (i) Special Page Six (WVQ-83) (OKLA) to the Contract (Form WVQ-83) for use in Oklahoma. (Note 4)

     (j) Special Page Six (WVQ-83) (CAL) to the Contract (Form WVQ-83) for use in California. (Note 4)

     (k) Special Page 8 (WVQ-83) (N.Y.) to the Contract (Form WVQ-83) for use in New York issues. (Note 5)

     (l) Endorsement WVQ 8-83 to the Contract (Form WVQ-83) for use in Tennessee issues. (Note 5)

     (m) Disclosure Notice WVQ 9-83 to the Contract (Forms WVQ-83, QVIP 84 and VIP-86) for use in the IRA market. (Note 5)

     (n) Endorsement for WVQ 10-83 to the Contract (Forms WVQ-83 and QVIP-84) for use in Texas issues. (Note 5)

     (o) Endorsement WVA 5-83 to the Contract (Form WVQ-83) for use in Texas and Pennsylvania issue. (Note 5)

     (p) Notice to the Contract (Forms WVQ-83 and QVIP-84) for use in Virginia issues. (Note 5)

     (q) Endorsement WVA 6-83 to the Contract (Form WVQ-83) for use in California issues. (Note 5)

     (r) Endorsement COMB 84889-83 to the Contract (Form WVQ-83) for use in New York issues. (Note 5)

     (s) Endorsement COMB 84890-83 to the Contract (Form WVQ-83) for use in the District of Columbia and in all states except New York. (Note 5)


     (t)  Qualified Individual Variable Annuity Contract (Form QVIP-84). (Note
          1)


     (u)  Special Page One to the Contract (Form QVIP-84) for NY issues (Note 7)

     (v) Special Page Seventeen (QVIP-84) (NY) to the Contract (Form QVIP-84) for NY issues. (Note 7)

     (w) Special Page One (QVIP-84)(OKLA) to the Contract (Form QVIP084) for use in Oklahoma issues. (Note 7)

     (x) Special Page Sixteen (QVIP-84) (OKLA) to the Contract (Form QVIP-84) for use in Oklahoma issues. (Note 7)

     (y) Special Page Seventeen (QVIP-84) (OKLA) to the Contract (Form QVIP-84) for use in Oklahoma issues. (Note 7)

     (z) Special Page One (QVIP-84) (Cal) to the Contract (Form QVIP-84) for use in California issues. (Note 7)

     (aa) Special Page Sixteen (QVIP-84) (CAL) to the Contract (Form QVIP-84) for use in California issues. (Note 7)

     (bb) Special Page Seventeen (QVIP-84) (CAL) to the Contract (Form QVIP-84) for use in California issues. (Note 7)

     (cc Endorsement VIP 3-84 to the Contract (Form QVIP-84) for use in California issues. (Note 6)

     (dd) Endorsement WVQ 3-85 to the Contract (Form WVQ-83) for use in all states so that the Contract meets Internal Revenue Code Section 72(s) requirements for an annuity. (Note 8)

     (ee) Individual Variable Annuity Contract (Form VIP-86). (Note 10)


     (ff) Individual Variable Annuity Contract (Form VIP-86) revised. (Note 1)


     (gg) Endorsement Form VIP 500-86 which makes the Contract qualified. (Note
          11)

     (hh Special Jacket VIP-86 MN to the VIP-86 Contract for use in Minnesota issues. (Note 11)

     (ii) Special Jacket VIP-86 Y to the VIP-86 Contract for use in New York issues. (Note 11)

     (jj) Special Contract Data Page 3 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues. (Note 11)

     (kk) Special Page 7 (VIP-86) (Y) to the VIP-86 Contract for use in New York issues. (Note 11)

     (ll) Special Page 7 (VIP-86) (OK) to the VIP-86 Contract for use in Oklahoma issues. (Note 11)

     (mm) Special Page 7 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina issues. (Note 11)

     (nn) Special Page 8 (VIP-86) (OK) to the VIP-86 Contract for use in Oklahoma issues. (Note 11)

     (oo) Special Page 11 (VIP-86) (WA) to the VIP-86 Contract for use in Washington issues. (Note 11)

     (pp) Special Page 11 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina issues. (Note 11)

     (qq) Special Page 11 (VIP-86) (Y) to the VIP-86 Contract for use in New York issues. (Note 11)

     (rr) Special Page 11 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 11)

     (ss) Special Page 12 (VIP-86) (SC) to the VIP-86 Contract for use in South Carolina and Washington issues. (Note 11)

     (tt) Special Page 12 (VIP-86) (Y) to the VIP Contract for use in New York issues. (Note 11)

     (uu) Special Page 12 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 11)

     (vv) Special Page 13 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 11)

     (ww) Special Page 14 (VIP-86) (WI) to the VIP-86 Contract for use in Wisconsin issues. (Note 11)

     (xx) Special Back Jacket Page 18 (VIP-86) (MN) to the VIP-86 Contract for use in Minnesota issues. (Note 11)

     (yy) Special Back Jacket Page 18 (VIP-86) (Y) to the VIP-86 Contract for use in New York issues. (Note 11)

     (zz) Special Jacket VIP-86-P to the VIP-86 Contract for use in Pennsylvania issues. (Note 12)

      (aaa) Special Contract Data Page 3 (VIP-86) (MA) to the VIP-86 Contract for use in Massachusetts issues. (Note 12)

      (bbb) Special Page 7 (VIP-86) (PA) to the VIP-86 Contract for use in Pennsylvania issues. (Note 12)

      (ccc) Special Page 13 (VIP-86) (MA) to the VIP-86 Contract for use in Massachusetts issues. (Note 12)

      (ddd) Special Blank Page 17 (VIP-86) to the VIP-86 Contract for use in Pennsylvania issues. (Note 12)

      (eee) Special Back Jacket Page 18 VIP-86-P to the VIP-86 Contract for use in Pennsylvania issues. (Note 12)

      (fff) Endorsement VIP 501-86 to the VIP-86 Contract for use in all states except Delaware, Georgia, Massachusetts, North Dakota, New York, Oregon, Pennsylvania and Texas. (Note 12)


      (ggg) Endorsement COMB 84890-83 to the VIP-86 Contract for use in Montana. (Note 13)


      (hhh) Endorsement Certification PLI 254-86 to the VIP-86 Contract for use in Pennsylvania. (Note 12)


      (iii) Endorsement PLI 288-88 to the VIP-86 Contract. (Note 13)

      (jjj) Endorsement COMB 84890-88 to the VIP-86 Contract. (Note 13)

      (kkk) Waiver of Withdrawal Charges rider ORD 88753-92 to the VIP Contract (at issue). (Note 15)

      (lll) Waiver of Withdrawal Charges rider ORD 88754-92 to the VIP-86 Contract (after issue). (Note 15)

      (mmm) Spousal Continuance Rider ORD 89011-93. (Note 16)


(5)  Application for Qualified Individual Variable Annuity Contract:

     (a) Application Form VAQ 201 ED 07/83 for Qualified Individual Variable Annuity Contract (Forms WVQ-83 and QVIP-84). (Note 5)

     (b)  Revision of Application Form, VAQ 201 Ed 5/86. (Note 9)

     (c)  Revised Application Form VAQ 201 Ed 9/86. (Note 10)

     (d)  Revised Application Form VAQ 201 Ed 11/86. (Note 12)


     (e)  Application for an Annuity contract ORD 87348-92. (Note 16)

     (f)  Supplement to the Annuity application ORD 87454-92. (Note 16)

(6) (a) Charter of The Prudential Insurance Company of America, as amended November 14, 1995. (Note 14)

     (b) By-laws of The Prudential Insurance Company of America, as amended April 8, 1997. (Note 18)


(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a) Purchase Agreement between The Prudential Series Fund, Inc. and The Prudential Insurance Company of America. (Note 3)


(9) Opinion of Counsel and consent to its use as to legality of the securities being registered. (Note 1)

(10) (a) Written consent of Price Waterhouse, LLP, independent accountants. (Note 1)

     (b)  Written consent of Deloitte & Touche LLP, independent auditors.


(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial contract owners---Not Applicable.

(13) Schedule of Performance Computations. (Note 1)

(14) Powers of Attorney.


     (a) F. Agnew, F. Becker, M. Berkowitz, R. Carbone, J. Cullen, C. Davis, R. Enrico, A. Gilmour, W. Gray, J. Hanson, G. Hiner, C. Horner, G. Kelley, B. Malkiel, A. Ryan, I. Schmertz, C. Sitter, D. Staheli,

          R. Thomson, J. Unruh, P. Vagelos, S. Van Ness, P. Volcker, J. Williams (Note17)


     (27) Financial Data Schedule. (Note 1)

  (Note 1)     Filed herewith.


  (Note 2) Incorporated by reference to Registrant's Form N-8B-2, filed December 15, 1982.

  (Note 3) Incorporated by reference to Pre-Effective Amendment No. 2 to this Registration Statement, filed March 10, 1983.

  (Note 4) Incorporated by reference to Pre-Effective Amendment No. 3 to this Registration Statement, filed April 27, 1983.

  (Note 5) Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed December 8, 1983.

  (Note 6) Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed March 22, 1984.

  (Note 7) Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed April 27, 1984.

  (Note 8) Incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement, filed April 30, 1985.

  (Note 9) Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement filed April 30, 1986.

  (Note 10)    Incorporated by reference to Post-Effective Amendment No. 7 to this Registration Statement, filed July 9, 1986.

  (Note 11)    Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed October 23, 1986.

  (Note 12)    Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 27, 1987.


  (Note 13)    Incorporated by reference to Post-Effective Amendment No. 13 to this Registration Statement, filed March 3, 1989.

  (Note 14)    Incorporated  by reference to Post-Effective Amendment No. 9 to Form S-1, Registration No. 33-20083, filed April 9, 1997 on behalf of The Prudential Variable Contract Real Property Account.

  (Note 15)    Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed April 28, 1993.

  (Note 16)    Incorporated  by reference to Post-Effective Amendment No. 20 to
               Form N-4, Registration No. 2-81318, filed  April 28, 1994.

  (Note 17)    Incorporated by reference to Post-Effective Amendment No. 10 to
               Form S-1, Registration No. 33-20083, filed April 8, 1998 on behalf of the Prudential Variable Contract Real Property Account.

  (Note 18)    Incorporated by reference to Post-Effective Amendment No. 12 to
               Form N-4, Registration  No. 33-25434, filed on or about
               April 25, 1997 on behalf of the Prudential Individual Variable
               Contract Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Incorporated by reference to The Prudential Qualified Individual Variable Contract Account prospectus under "Directors and Officers" contained in Part A of this Registration Statement.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


               The Prudential Insurance Company of America ("Prudential") is a mutual life insurance company organized under the laws of New Jersey.

               Prudential may be deemed to control The Prudential Series Fund, Inc., a Maryland corporation which is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, all the shares of which are held by Prudential and the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account (Registrant), The Prudential Variable Contract Account-24 (separate accounts of Prudential); the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Flexible Premium Variable

          Annuity Account, the Pruco Life Single Premium Variable Annuity Account (separate account of Pruco Life Insurance Company ("Pruco Life")) the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey")). Pruco Life, an insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of Prudential. Pruco Life of New Jersey, an insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential.


               Prudential holds all of the shares of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Each of these separate accounts is a unit investment trust registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940.

               In addition, Prudential may also be deemed to be under common control with The Prudential Variable Contract Account--2, The Prudential Variable Contract Account--10, and The Prudential Variable Contract Account--11, separate account of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940.


               The subsidiaries of Prudential and short descriptions of each are listed under Item 25 of Post-Effective Amendment No. 34 to the Form N-1 A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed on or about April 24, 1998, the text of which is hereby incorporated.


ITEM 27. NUMBER OF CONTRACT OWNERS


               As of March 11, 1998 there were 271,682 contract owners of qualified Contracts by the Registrant.


ITEM 28. INDEMNIFICATION


               The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

               New Jersey, being the state of organization of Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27 which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-25434, filed April 30, 1997, on behalf of the Prudential Individual Variable Contract Account.


               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Pruco Securities Corporation also acts as principal underwriter for the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Flexible Variable Annuity Account, the Pruco Life Single Premium Variable Life Account, The Pruco Life Single Premium Variable Annuity Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, The Pruco Life of New

     Jersey Single Premium Variable Life Account, The Pruco Life of New Jersey Single Premium Variable Annuity Account, The Prudential Variable Appreciable Account. The Prudential Individual Variable Contract Account, the Prudential Annuity Plan Account, the Prudential Investment Plan Account, the Prudential Annuity Plan Account--2, Prudential's Gibraltar Fund, and The Prudential Series Fund, Inc.


(b) Incorporated by Reference to item 29(b) of Post-Effective Amendment No. 13 to Form N-4, Registration No. 33-25434, filed April 24, 1998, on behalf of The Prudential Individual Variable Contract Account.


(c)  Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


               All accounts, books or other documents required to be maintained by Section 31 (a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.


ITEM 31. MANAGEMENT SERVICES

               Summary of any contract not discussed in Part A or Part B of the Registration Statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a non-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) The Prudential Insurance Company of America ("Prudential") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Prudential.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 24th day of April 1998.


(Seal)    THE PRUDENTIAL QUALIFIED INDIVIDUAL VARIABLE CONTRACT ACCOUNT

                                  (Registrant)

                 BY: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                   (Depositor)

Attest: /s/  THOMAS C. CASTANO             *By:  /s/  ESTHER H. MILNES
        ---------------------------              -------------------------------
             THOMAS C. CASTANO                        ESTHER H. MILNES
             ASSISTANT SECRETARY                      VICE PRESIDENT AND ACTUARY


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


            SIGNATURE AND TITLE
            -------------------


     /s/  *                                           April 24, 1997
-------------------------------------------
          ARTHUR F. RYAN


          CHAIRMAN OF THE BOARD, PRESIDENT,
          AND CHIEF EXECUTIVE OFFICER

     /s/  *
-------------------------------------------
          FRANKLIN E. AGNEW
          DIRECTOR


     /s/  *                                      *By: /s/ THOMAS C. CASTANO
-------------------------------------------            -------------------------
          RICHARD J. CARBONE                               THOMAS C. CASTANO
          CHIEF FINANCIAL OFFICER                          (ATTORNEY-IN-FACT)


     /s/  *
-------------------------------------------
          FRANKLIN K. BECKER
          DIRECTOR

     /s/  *
-------------------------------------------
          JAMES G. CULLEN
          DIRECTOR

     /s/  *
-------------------------------------------
          CAROLYNE K. DAVIS
          DIRECTOR

           SIGNATURE AND TITLE
           -------------------


     /s/  *                                            April 24, 1998
-------------------------------------------
          ROGER A. ENRICO
          DIRECTOR


     /s/  *
-------------------------------------------
          ALLAN D. GILMOUR
          DIRECTOR

     /s/  *
-------------------------------------------
          WILLIAM H. GRAY, III
          DIRECTOR

     /s/  *
-------------------------------------------
          JON F. HANSON
          DIRECTOR

     /s/  *
-------------------------------------------
          GLEN H. HINER, JR.
          DIRECTOR

     /s/  *
-------------------------------------------
          CONSTANCE J. HORNER
          DIRECTOR

                                                  By:  /s/  THOMAS C. CASTANO
-------------------------------------------            -------------------------
          GAYNOR N. KELLEY                                  THOMAS C. CASTANO
          DIRECTOR

     /s/  *
-------------------------------------------
          BURTON G. MALKIEL
          DIRECTOR

-------------------------------------------
          IDA F.S. SCHMERTZ
          DIRECTOR

     /s/  *
-------------------------------------------
          CHARLES R. SITTER
          DIRECTOR

     /s/  *
-------------------------------------------
          DONALD L. STAHELI
          DIRECTOR

     /s/  *
-------------------------------------------
          RICHARD M. THOMSON
          DIRECTOR

     /s/  *
-------------------------------------------
          JAMES A. UNRUH
          DIRECTOR

     /s/   *
-------------------------------------------
          ROY VAGELOS, M.D.
          DIRECTOR

           SIGNATURE AND TITLE
           -------------------


     /s/ *                                           April 24, 1998
-------------------------------------------
          STANLEY C. VAN NESS
          DIRECTOR


     /s/ *
-------------------------------------------
          PAUL A. VOLCKER
          DIRECTOR

     /s/ *                                           By:  /s/ THOMAS C. CASTANO
-------------------------------------------               ----------------------
          JOSEPH H. WILLIAMS                                  THOMAS C. CASTANO
          DIRECTOR                                            (ATTORNEY-IN-FACT)



                                  EXHIBIT INDEX


  (1)      Resolution of the Board of Directors of The Prudential Insurance Company of America
           establishing The Prudential Qualified Individual Variable Contract Account..........   Page C-11

  (3)(a)   Distribution Agreement between Pruco Securities Corporation (Underwriter) and
           The Prudential Insurance Company of America (Depositor).............................   Page C-14

  (3)(b)   Proposed form of Selected Broker Agreement between Pruco Securities Corporation
           and brokers with respect to sale of the Contracts...................................   Page C-21

  (4)(t)   Qualified Individual Variable Annuity Contract (Form QVIP-84).......................   Page C-32

  (4)(ff)  Individual Variable Annuity Contract (Form VIP-86) revised..........................   Page C-49

  (9)      Opinion of Counsel and consent to its use as to legality of the securities
             being registered .................................................................   Page C-67

  (10)(a)  Written consent of Price Waterhouse, LLP, independent accountants...................   Page C-68

  (10)(b)  Written Consent of Deloitte & Touche LLP, independent auditors......................   Page C-69

  (13)     Schedule of Performance Computations................................................   Page C-70

  (27)     Financial Data Schedule